Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (40.1%)
Agency Adjustable Rate Mortgage (0.0%)
United States (0.0%)
Federal Home Loan Mortgage Corporation, Conventional Pool:
12 Month USD LIBOR + 1.62%,
2.83%, 7/1/45	$	81	$84
Agency Fixed Rate Mortgages (3.3%)
United States (3.3%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
4.50%, 1/1/49		307	330
Gold Pools:
3.50%, 1/1/44 – 6/1/45		993	1,083
4.50%, 1/1/49		92	97
6.50%, 5/1/32 – 7/1/32		28	31
7.50%, 5/1/35		3	4
Federal National Mortgage Association,
Conventional Pools:
3.00%, 7/1/49		719	755
3.50%, 3/1/47		134	143
4.00%, 4/1/45 – 9/1/45		877	959
4.50%, 3/1/41 – 11/1/44		203	225
5.00%, 1/1/41 – 3/1/41		478	549
6.00%, 1/1/38		3	4
6.50%, 12/1/29		10	11
7.00%, 2/1/31		57	59
7.50%, 8/1/37		6	8
July TBA:
3.00%, 7/1/35 – 7/1/50(a)		3,200	3,370
3.50%, 7/1/50 (a)		3,200	3,366
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 – 11/20/42		282	312
4.50%, 6/20/49		139	145
5.00%, 2/20/49 – 6/20/49		444	473
5.50%, 8/15/39		31	34
			11,958
Asset-Backed Securities (0.6%)
United States (0.6%)
Freed ABS Trust,
3.06%, 3/18/27 (b)		300	284
New Century Home Equity Loan Trust,
1 Month USD LIBOR + 1.35%,
1.53%, 3/25/33 (c)		205	199
New Residential Advance Receivables Trust,
2.52%, 8/15/53 (b)		433	420
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.58%,
1.76%, 12/25/34 (c)		200	194
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%,
0.94%, 12/25/32 (c)		227	217

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

SASCO Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%,
2.34%, 5/25/34 (c)		360	358
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%,
0.39%, 7/25/39 (c)	EUR	450	477
			2,149
Collateralized Mortgage Obligations - Agency Collateral Series (0.0%)
United States (0.0%)
Federal Home Loan Mortgage Corporation,
IO REMIC
6.05% - 1 Month USD LIBOR,
5.87%, 4/15/39 (d)	$	22	1
Commercial Mortgage-Backed Securities (0.5%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC,
3 Month GBP LIBOR + 1.10%,
1.35%, 5/22/28 (c)	GBP	237	263
United States (0.4%)
Ashford Hospitality Trust,
1 Month USD LIBOR + 1.85%,
2.03%, 6/15/35 (b)(c)	$	250	205
COMM Mortgage Trust,
3.28%, 1/10/46		305	314
4.88%, 7/15/47 (b)(c)		152	120
Federal Home Loan Mortgage Corporation,
2.79%, 1/25/22		69	71
2.97%, 10/25/21		83	85
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (b)		28	29
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	264
WFRBS Commercial Mortgage Trust,
4.14%, 10/15/57 (b)(c)		362	299
5.20%, 9/15/46 (b)(c)		375	210
			1,597
			1,860
Corporate Bonds (13.1%)
Australia (0.3%)
Macquarie Bank Ltd.,
6.63%, 4/7/21 (b)		270	281
Macquarie Group Ltd.,
4.15%, 3/27/24 (b)		125	134
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	350	410
Woolworths Group Ltd.,
4.00%, 9/22/20 (b)	$	400	403
			1,228
Belgium (0.1%)
Anheuser-Busch InBev SA N.V.,
2.75%, 3/17/36	EUR	350	436

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Canada (1.1%)
Enbridge, Inc.,
2.50%, 1/15/25	$	200	208
Province of Alberta Canada,
1.75%, 8/26/20		850	852
Province of British Columbia Canada,
2.00%, 10/23/22		780	810
Province of Ontario Canada,
2.30%, 6/15/26		780	846
Royal Bank of Canada,
2.75%, 2/1/22		925	960
TransCanada PipeLines Ltd.,
4.10%, 4/15/30		275	314
			3,990
Chile (0.1%)
Banco del Estado de Chile,
2.67%, 1/8/21 (b)		300	303
China (0.1%)
Baidu, Inc.,
2.88%, 7/6/22		200	205
Syngenta Finance N.V.,
4.44%, 4/24/23 (b)		200	210
			415
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		710	762
Denmark (0.1%)
Danske Bank A/S,
5.00%, 1/12/23 (b)		200	210
France (0.7%)
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25	EUR	400	462
BNP Paribas SA,
1.13%, 6/11/26		485	556
BPCE SA,
5.15%, 7/21/24 (b)	$	725	810
Orange SA,
5.00%, 10/1/26 (e)	EUR	250	326
TOTAL SA,
2.71%, 12/29/49 (e)		100	115
3.88%, 12/29/49 (e)		250	290
			2,559
Germany (1.0%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (b)	$	675	741
Daimler Finance North America LLC,
2.70%, 6/14/24 (b)		325	336
Deutsche Bank AG,
2.70%, 7/13/20		625	625
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (b)		625	701
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	640	829

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41		400	470
			3,702
Hong Kong (0.1%)
CK Hutchison International 16 Ltd.,
1.88%, 10/3/21 (b)	$	200	201
India (0.2%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		820	846
Ireland (0.1%)
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)		250	210
Israel (0.0%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		82	80
Korea, Republic of (0.3%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (b)		610	644
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (b)		510	553
			1,197
Netherlands (0.4%)
ASR Nederland N.V.,
5.00%, 9/30/24 (e)	EUR	425	522
Cooperatieve Rabobank UA,
3.95%, 11/9/22		250	265
Series G
3.75%, 11/9/20		300	341
ING Groep N.V.,
1.38%, 1/11/28		400	478
			1,606
Saudi Arabia (0.1%)
Saudi Arabian Oil Co.,
3.50%, 4/16/29	$	490	529
Spain (0.5%)
Banco Santander SA,
3.13%, 1/19/27		400	486
5.18%, 11/19/25		600	676
CaixaBank SA,
0.75%, 4/18/23	EUR	400	452
			1,614
Switzerland (0.3%)
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (b)	$	900	942
United Arab Emirates (0.1%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (b)		200	211

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

United Kingdom (1.1%)
BAT Capital Corp.,
3.56%, 8/15/27		525	566
BP Capital Markets PLC,
2.50%, 11/6/22		275	286
HSBC Holdings PLC,
2.63%, 11/7/25		525	545
4.25%, 3/14/24		400	432
Lloyds Banking Group PLC,
2.44%, 2/5/26		350	362
Nationwide Building Society,
3.77%, 3/8/24 (b)		300	316
4.36%, 8/1/24 (b)		200	217
NGG Finance PLC,
5.63%, 6/18/73	GBP	200	279
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	$	750	809
			3,812
United States (6.2%)
AbbVie, Inc.,
3.20%, 11/21/29 (b)		300	331
Air Lease Corp.,
2.30%, 2/1/25		300	288
Amazon.com, Inc.,
2.80%, 8/22/24		525	571
American International Group, Inc.,
4.88%, 6/1/22		400	432
American Tower Corp.,
2.40%, 3/15/25		200	211
AT&T, Inc.,
1.80%, 9/5/26	EUR	400	470
Bank of America Corp.,
MTN
4.00%, 1/22/25	$	825	912
Boeing Co. (The),
5.15%, 5/1/30		525	586
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		195	256
Campbell Soup Co.,
2.38%, 4/24/30		200	208
Capital One Financial Corp.,
3.30%, 10/30/24		325	350
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25		100	115
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	400	454
Cigna Corp.,
3.05%, 10/15/27 (b)	$	125	136
4.50%, 2/25/26 (b)		125	145
Citigroup, Inc.,
2.57%, 6/3/31		300	311
5.50%, 9/13/25		425	505
Comcast Corp.,
1.95%, 1/15/31		275	279
3.40%, 4/1/30		250	286
Crown Castle International Corp.,
3.30%, 7/1/30		125	138
CVS Health Corp.,
3.75%, 4/1/30		50	58

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

4.10%, 3/25/25		300	339
Deere & Co.,
3.10%, 4/15/30		100	114
Diamondback Energy, Inc.,
2.88%, 12/1/24		425	426
Dollar Tree, Inc.,
3.70%, 5/15/23		175	188
Emerson Electric Co.,
1.25%, 10/15/25	EUR	450	533
Energy Transfer Operating LP,
2.90%, 5/15/25	$	600	614
Ford Motor Credit Co. LLC,
3.09%, 1/9/23		300	286
Fox Corp.,
4.71%, 1/25/29		175	210
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35		250	254
Georgia-Pacific LLC,
2.30%, 4/30/30 (b)		325	339
Goldman Sachs Group, Inc. (The),
2.88%, 10/31/22		350	359
HCA, Inc.,
5.25%, 6/15/49		100	120
HSBC USA, Inc.,
3.50%, 6/23/24		100	109
Intel Corp.,
3.90%, 3/25/30		350	424
International Business Machines Corp.,
3.00%, 5/15/24		925	1,002
JPMorgan Chase & Co.,
3.70%, 5/6/30		200	230
Kroger Co. (The),
2.20%, 5/1/30		200	208
Las Vegas Sands Corp.,
3.20%, 8/8/24		75	75
3.50%, 8/18/26		125	125
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		425	450
McDonald's Corp.,
MTN
3.38%, 5/26/25		275	305
Metropolitan Life Global Funding I,
2.40%, 1/8/21 (b)		525	531
2.95%, 4/9/30 (b)		425	466
Newmont Corp.,
3.70%, 3/15/23		26	27
NextEra Energy Capital Holdings, Inc.,
2.75%, 5/1/25 – 11/1/29		800	865
NIKE, Inc.,
2.85%, 3/27/30		275	306
NiSource, Inc.,
3.60%, 5/1/30		175	201
NVIDIA Corp.,
2.85%, 4/1/30		275	307
Occidental Petroleum Corp.,
3.20%, 8/15/26		40	33
5.55%, 3/15/26		350	320
Omnicom Group, Inc.,
4.20%, 6/1/30		250	291
Oracle Corp.,
2.95%, 4/1/30		350	391
3.40%, 7/8/24		175	192

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Pacific Gas and Electric Co.,
2.50%, 2/1/31		300	294
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	400	513
Prologis Euro Finance LLC,
1.88%, 1/5/29		300	368
Synchrony Bank,
3.00%, 6/15/22	$	875	894
Target Corp.,
2.65%, 9/15/30		125	138
TJX Cos., Inc. (The),
3.88%, 4/15/30		350	412
Union Pacific Corp.,
3.95%, 9/10/28		190	226
Verizon Communications, Inc.,
4.67%, 3/15/55		196	267
Visa, Inc.,
3.15%, 12/14/25		300	334
Walt Disney Co. (The),
2.65%, 1/13/31		350	372
Wells Fargo & Co.,
2.57%, 2/11/31		350	367
2.88%, 10/30/30		175	187
5.01%, 4/4/51		300	418
			22,472
			47,325
Mortgages - Other (0.8%)
Netherlands (0.1%)
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%,
1.06%, 1/25/39 (c)	EUR	255	261

United Kingdom (0.2%)
Aggregator of Loans Backed by Asset,
1.75%, 4/24/49	GBP	300	380
Great Hall Mortgages No 1 PLC,
3 Month EURIBOR + 0.25%,
0.00%, 6/18/38 (c)	EUR	200	208
			588
United States (0.5%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	$	27	12
6.00%, 4/25/36		1	1
ChaseFlex Trust,
6.00%, 2/25/37		23	15
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		1,019	1,042
3.50%, 5/25/45 – 7/25/46		386	402
4.00%, 5/25/45		36	38
GSR Mortgage Loan Trust,
5.75%, 1/25/37		13	11
Lehman Mortgage Trust,
6.50%, 9/25/37		19	10
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58 – 10/25/58		396	435

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

4.00%, 10/25/58		48	54
			2,020
			2,869
Sovereign (19.4%)
Argentina (0.3%)
Argentine Republic Government International Bond,
5.88%, 1/11/28 (f)(g)		2,939	1,177
Australia (0.7%)
Australia Government Bond,
2.50%, 5/21/30		1,450	1,155
2.75%, 11/21/29		1,650	1,335
			2,490
Austria (0.0%)
Republic of Austria Government Bond,
2.10%, 9/20/17 (b)	EUR	60	133
Belgium (0.4%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (b)		120	148
1.70%, 6/22/50 (b)		350	512
1.90%, 6/22/38 (b)		550	791
			1,451
Canada (1.4%)
Canadian Government Bond,
2.25%, 6/1/29	CAD	4,790	4,072
Province of Quebec Canada,
1.35%, 5/28/30	$	860	876
			4,948
Chile (0.2%)
Chile Government International Bond,
3.50%, 1/25/50		710	801
China (1.1%)
China Government Bond,
3.13%, 11/21/29		20,150	2,911
3.86%, 7/22/49		6,000	886
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	300	339
			4,136
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	2,190	353
Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34 (b)	EUR	270	352
France (1.0%)
French Republic Government Bond OAT,
0.00%, 11/25/29		2,220	2,540

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

2.00%, 5/25/48 (b)		680	1,058
			3,598
Germany (1.0%)
Bundesrepublik Deutschland Bundesanleihe,
0.25%, 2/15/29		1,580	1,903
4.25%, 7/4/39		210	440
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		940	1,335
			3,678
Greece (2.6%)
Hellenic Republic Government Bond,
3.75%, 1/30/28		6,923	9,327
Hong Kong (0.1%)
Hong Kong Government International Bond,
2.50%, 5/28/24 (b)	$	250	264
Hungary (0.0%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	17,000	58
Indonesia (0.3%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	440	501
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	2,681,000	176
8.25%, 5/15/29		1,320,000	99
8.38%, 3/15/34		3,345,000	247
			1,023
Italy (1.0%)
Italy Buoni Poliennali Del Tesoro,
1.40%, 5/26/25 (b)	EUR	200	229
1.75%, 7/1/24		1,875	2,210
2.45%, 9/1/50 (b)		910	1,075
			3,514
Japan (4.1%)
Japan Government Ten Year Bond, 0.10%, 6/20/26 – 6/20/29	JPY	650,000	6,089
Japan Government Thirty Year Bond,
0.30%, 6/20/46		214,000	1,873
0.40%, 9/20/49		108,000	952
1.70%, 6/20/33		267,000	2,957
2.00%, 9/20/40		253,000	3,057
			14,928
Korea, Republic of (0.3%)
Export-Import Bank of Korea,
2.38%, 6/25/24	$	510	539
Korea International Bond,
2.00%, 6/19/24		350	365
			904
Malaysia (0.4%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	2,600	650

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Petronas Capital Ltd.,
3.50%, 3/18/25 (b)		675	737
			1,387
Mexico (0.5%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	12,000	582
8.50%, 5/31/29		1,900	98
10.00%, 12/5/24		10,000	524
Mexico Government International Bond,
4.50%, 4/22/29	$	330	359
Petroleos Mexicanos,
6.84%, 1/23/30 (b)		358	316
6.95%, 1/28/60 (b)		95	73
			1,952
Netherlands (0.4%)
Nederlandse Waterschapsbank,
1.00%, 5/28/30 (b)		376	378
Netherlands Government Bond,
0.00%, 7/15/30 (b)		700	811
2.75%, 1/15/47 (b)		70	136
			1,325
New Zealand (0.0%)
New Zealand Government Bond,
3.00%, 4/20/29	NZD	130	100
Nigeria (0.1%)
Africa Finance Corp.,
4.38%, 4/17/26 (b)	$	200	212
Norway (0.0%)
Norway Government Bond,
1.38%, 8/19/30 (b)	NOK	790	88
Poland (0.1%)
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	820	226
Portugal (0.1%)
Portugal Obrigacoes do Tesouro OT,
0.70%, 10/15/27 (b)	EUR	390	455
Russia (0.1%)
Russian Federal Bond - OFZ,
6.90%, 5/23/29	RUB	13,000	198
7.95%, 10/7/26		21,000	335
			533
Spain (0.7%)
Spain Government Bond,
1.25%, 10/31/30 (b)	EUR	1,490	1,806
2.70%, 10/31/48 (b)		300	456
3.45%, 7/30/66 (b)		80	148
			2,410

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Supernational (0.7%)
European Investment Bank,
0.20%, 7/15/24		690	801
International Bank for Reconstruction & Development,
2.20%, 2/27/24	AUD	2,190	1,597
			2,398
Sweden (0.1%)
Sweden Government Bond,
0.75%, 5/12/28	SEK	1,590	183
1.00%, 11/12/26		1,350	157
			340
United Kingdom (1.5%)
United Kingdom Gilt,
1.63%, 10/22/28	GBP	880	1,233
3.50%, 1/22/45		1,590	3,249
4.25%, 9/7/39		500	1,036
			5,518
			70,079
U.S. Treasury Securities (2.4%)
United States (2.4%)
U.S. Treasury Bonds,
1.25%, 5/15/50	$	500	481
2.50%, 2/15/45		1,180	1,456
3.13%, 5/15/48		2,160	3,028
4.25%, 11/15/40		2,240	3,501
			8,466
Total Fixed Income Securities (Cost $138,323)			144,791

	Shares
Common Stocks (44.8%)
Australia (1.2%)
AGL Energy Ltd.	3,314	39
Alumina Ltd.	11,809	13
Amcor PLC CDI	5,618	57
AMP Ltd. (h)	14,498	19
Ampol Ltd.	1,322	27
APA Group	5,340	41
Aristocrat Leisure Ltd.	2,581	46
ASX Ltd.	926	55
Aurizon Holdings Ltd.	9,907	34
AusNet Services	10,300	12
Australia & New Zealand Banking Group Ltd.	15,952	207
Bank of Queensland Ltd.	2,383	10
Bendigo & Adelaide Bank Ltd.	3,093	15
BHP Group Ltd.	14,243	355
Boral Ltd.	5,909	16
Brambles Ltd.	7,701	58
Challenger Ltd.	3,033	9
CIMIC Group Ltd.	518	9
Coca-Cola Amatil Ltd.	3,023	18
Cochlear Ltd.	274	36
Coles Group Ltd.	5,401	64
Commonwealth Bank of Australia	8,013	387

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Computershare Ltd.	2,306	21
Crown Resorts Ltd.	1,858	13
CSL Ltd.	2,058	409
Dexus REIT	4,677	30
Domino's Pizza Enterprises Ltd.	324	16
Flight Centre Travel Group Ltd.	309	2
Fortescue Metals Group Ltd.	7,296	71
Goodman Group REIT	8,709	90
GPT Group (The) REIT	8,882	26
Harvey Norman Holdings Ltd.	2,912	7
Incitec Pivot Ltd.	8,227	11
Insurance Australia Group Ltd.	11,387	46
James Hardie Industries PLC CDI	2,160	42
Lend Lease Group REIT	2,720	24
Macquarie Group Ltd.	1,477	123
Medibank Pvt Ltd.	13,254	28
Mirvac Group REIT	17,960	27
National Australia Bank Ltd.	14,866	188
Newcrest Mining Ltd.	3,608	80
Oil Search Ltd.	6,702	15
OneMarket Ltd. (h)	390	—
Orica Ltd.	1,845	21
Origin Energy Ltd.	8,421	34
Qantas Airways Ltd.	1,836	5
QBE Insurance Group Ltd.	7,680	47
Ramsay Health Care Ltd.	668	31
REA Group Ltd.	279	21
Rio Tinto Ltd.	2,008	138
Santos Ltd.	8,869	33
Scentre Group REIT	25,753	39
Seek Ltd.	1,646	25
Shopping Centres Australasia Property Group REIT	59	—@
Sonic Healthcare Ltd.	2,024	43
South32 Ltd.	25,072	36
Stockland REIT	13,016	30
Suncorp Group Ltd.	6,219	40
Sydney Airport	5,424	21
Tabcorp Holdings Ltd.	9,779	23
Telstra Corp., Ltd.	20,498	45
TPG Telecom Ltd.	1,809	11
Transurban Group	9,810	96
Treasury Wine Estates Ltd.	3,610	26
Tuas Ltd.	904	—@
Vicinity Centres REIT	16,414	16
Vocus Group Ltd. (h)	2,924	6
Wesfarmers Ltd.	5,401	168
Westpac Banking Corp.	16,184	203
Woodside Petroleum Ltd.	3,862	58
Woolworths Group Ltd.	6,387	165
		4,177
Austria (0.0%)
IMMOFINANZ AG (h)	332	6
voestalpine AG	1,205	26
		32
Belgium (0.1%)
Ageas	751	27
Anheuser-Busch InBev SA N.V.	3,075	151
Colruyt SA	239	13
Groupe Bruxelles Lambert SA	320	27

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

KBC Group N.V.	1,004	58
Proximus SADP	606	12
Solvay SA	296	24
Telenet Group Holding N.V.	212	9
UCB SA	499	58
Umicore SA	746	35
		414
Canada (1.7%)
Agnico Eagle Mines Ltd.	1,300	83
Alimentation Couche-Tard, Inc., Class B	4,362	137
AltaGas Ltd.	1,100	13
ARC Resources Ltd.	1,545	5
Atco Ltd., Class I	600	18
Bank of Montreal	3,498	186
Bank of Nova Scotia (The)	5,911	245
Barrick Gold Corp. (LSE)	3,532	95
Barrick Gold Corp. (NYSE)	4,039	106
Bausch Health Cos., Inc. (h)	1,500	27
BCE, Inc.	1,100	46
Blackberry Ltd. (h)	2,520	12
Bombardier, Inc., Class B (h)	9,698	3
Brookfield Asset Management, Inc., Class A	6,019	198
CAE, Inc.	1,300	21
Cameco Corp.	2,034	21
Canadian Imperial Bank of Commerce	1,838	123
Canadian National Railway Co.	3,776	334
Canadian Natural Resources Ltd.	5,329	92
Canadian Pacific Railway Ltd.	1,100	280
Canadian Tire Corp., Ltd., Class A	600	52
Canadian Utilities Ltd., Class A	1,000	25
CCL Industries, Inc., Class B	1,300	42
Cenovus Energy, Inc.	3,769	18
CGI, Inc. (h)	1,300	82
CI Financial Corp.	1,300	17
Constellation Software, Inc.	100	113
Crescent Point Energy Corp.	2,613	4
Dollarama, Inc.	2,100	70
Eldorado Gold Corp. (h)	738	7
Element Fleet Management Corp.	2,038	15
Emera, Inc.	500	20
Empire Co., Ltd., Class A	1,100	26
Enbridge, Inc.	4,847	147
Fairfax Financial Holdings Ltd.	100	31
Finning International, Inc.	1,100	15
First Quantum Minerals Ltd.	3,494	28
Fortis, Inc.	2,034	77
Franco-Nevada Corp.	1,100	154
George Weston Ltd.	631	46
Gildan Activewear, Inc.	1,300	20
Great-West Lifeco, Inc.	1,400	25
H&R Real Estate Investment Trust REIT	1,100	8
Husky Energy, Inc.	1,698	6
Hydro One Ltd.	1,300	24
IA Financial Corp., Inc.	800	27
IGM Financial, Inc.	700	17
Imperial Oil Ltd.	1,356	22
Intact Financial Corp.	1,000	95
Inter Pipeline Ltd.	1,645	15
Keyera Corp.	1,300	20
Kinross Gold Corp. (h)	5,714	41
Linamar Corp.	500	13

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Loblaw Cos., Ltd.	1,373	67
Magna International, Inc.	1,738	77
Manulife Financial Corp.	9,683	132
Methanex Corp.	700	13
Metro, Inc.	1,300	54
National Bank of Canada	1,500	68
Nutrien Ltd.	3,469	111
Onex Corp.	700	32
Open Text Corp.	1,300	55
Pembina Pipeline Corp.	2,658	66
Peyto Exploration & Development Corp.	1,200	2
Power Corp. of Canada	3,012	53
PrairieSky Royalty Ltd.	977	6
Restaurant Brands International, Inc.	1,300	71
RioCan Real Estate Investment Trust REIT	1,100	12
Rogers Communications, Inc., Class B	1,542	62
Royal Bank of Canada	7,067	479
Saputo, Inc.	1,500	36
Seven Generations Energy Ltd., Class A (h)	1,600	4
Shaw Communications, Inc., Class B	2,034	33
SmartCentres Real Estate Investment Trust REIT	600	9
SNC-Lavalin Group, Inc.	1,100	19
Sun Life Financial, Inc.	3,005	110
Suncor Energy, Inc.	8,288	140
TC Energy Corp.	4,162	178
Teck Resources Ltd., Class B	3,009	31
TELUS Corp.	2,100	35
Thomson Reuters Corp.	1,489	101
Toronto-Dominion Bank (The)	8,909	398
Tourmaline Oil Corp.	1,300	11
Trisura Group Ltd. (h)	27	1
Turquoise Hill Resources Ltd. (h)	5,340	4
Vermilion Energy, Inc.	800	4
West Fraser Timber Co., Ltd.	600	21
Wheaton Precious Metals Corp.	2,131	94
Yamana Gold, Inc.	4,062	22
		5,978
China (0.0%)
China Common Rich Renewable Energy Investments Ltd.	42,000	—
Wharf Holdings Ltd. (The) (i)	7,200	15
		15
Denmark (0.4%)
AP Moller - Maersk A/S Series A	16	17
AP Moller - Maersk A/S Series B	32	37
Carlsberg A/S Series B	62	8
Coloplast A/S Series B	74	12
Danske Bank A/S (h)	3,554	48
Drilling Co of 1972 A/S/The (h)	104	2
DSV A/S	2,027	249
Novo Nordisk A/S Series B	11,446	746
Novozymes A/S Series B	1,628	94
Vestas Wind Systems A/S	2,049	210
		1,423
Finland (0.2%)
Elisa Oyj	601	37
Fortum Oyj	1,836	35
Kone Oyj, Class B	1,416	98
Metso Oyj	473	15

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Neste Oyj	1,646	65
Nokia Oyj	24,585	107
Nokian Renkaat Oyj	486	11
Nordea Bank Abp (h) (OMXH)	194	1
Nordea Bank Abp (h) (SSE)	14,569	101
Orion Oyj, Class B	439	21
Sampo Oyj, Class A	1,873	64
Stora Enso Oyj, Class R	2,345	28
UPM-Kymmene Oyj	2,245	65
Wartsila Oyj Abp	1,880	16
		664
France (1.7%)
Accor SA (h)	15,456	422
Aeroports de Paris (ADP)	122	13
Air Liquide SA	1,936	280
Airbus SE (h)	2,412	173
Alstom SA	631	29
Amundi SA (h)	245	19
ArcelorMittal (h)	2,718	29
Arkema SA	279	27
Atos SE (h)	393	34
AXA SA	7,969	168
BioMerieux	172	24
BNP Paribas SA (h)	4,613	184
Bollore SA	3,563	11
Bouygues SA (h)	876	30
Bureau Veritas SA (h)	1,088	23
Capgemini SE	660	76
Carrefour SA	2,338	36
Casino Guichard Perrachon SA	226	8
Cie de Saint-Gobain (h)	2,095	76
Cie Generale des Etablissements Michelin SCA	702	73
CNP Assurances (h)	694	8
Covivio REIT	137	10
Credit Agricole SA (h)	4,654	44
Danone SA	2,491	173
Dassault Aviation SA (h)	11	10
Dassault Systemes SE	537	93
Edenred	915	40
Eiffage SA (h)	301	28
Electricite de France SA	2,348	22
Engie SA (h)	7,578	94
EssilorLuxottica SA (h)	851	109
Eurazeo SE (h)	194	10
Eurofins Scientific SE (h)	46	29
Eutelsat Communications SA	722	7
Faurecia SE (h)	307	12
Gecina SA REIT	195	24
Getlink SE (h)	1,904	28
Hermes International	130	109
ICADE REIT	137	10
Iliad SA	107	21
Imerys SA	153	5
Ingenico Group SA (h)	243	39
Ipsen SA	155	13
JCDecaux SA (h)	304	6
Kering SA	313	171
Klepierre SA REIT	902	18
L'Oreal SA (BSRM) (h)	1,040	336
Lagardere SCA (h)	490	7
Legrand SA	1,087	83

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

LVMH Moet Hennessy Louis Vuitton SE	1,154	509
Natixis SA (h)	3,881	10
Orange SA	8,178	98
Pernod Ricard SA	887	140
Peugeot SA (h)	2,430	40
Publicis Groupe SA	854	28
Remy Cointreau SA	95	13
Renault SA (h)	787	20
Rexel SA	1,228	14
Safran SA (h)	1,368	138
Sanofi	4,584	467
Schneider Electric SE	2,332	259
SCOR SE (h)	706	19
SEB SA	94	16
SES SA	1,501	10
Societe BIC SA	117	6
Societe Generale SA (h)	3,139	52
Sodexo SA	378	26
STMicroelectronics N.V.	2,775	76
Suez	1,805	21
Teleperformance	239	61
Thales SA	439	35
TOTAL SA	9,675	373
Ubisoft Entertainment SA (h)	260	21
Unibail-Rodamco-Westfield REIT	408	23
Unibail-Rodamco-Westfield REIT CDI	2,974	8
Valeo SA	982	26
Veolia Environnement SA	2,032	46
Vinci SA	2,076	192
Vivendi SA	4,239	110
Wendel SA	115	11
Worldline SA (h)	156	14
		6,176
Germany (1.5%)
1&1 Drillisch AG	229	6
Adidas AG (h)	769	203
Allianz SE (Registered)	1,840	376
BASF SE	3,783	212
Bayer AG (Registered)	3,413	253
Bayerische Motoren Werke AG	1,362	87
Bayerische Motoren Werke AG (Preference)	227	11
Beiersdorf AG	416	47
Brenntag AG	639	34
Commerzbank AG (h)	4,353	19
Continental AG (h)	450	44
Covestro AG (h)	662	25
Daimler AG (Registered)	3,936	160
Deutsche Bank AG (Registered) (h)	8,417	80
Deutsche Boerse AG	772	140
Deutsche Lufthansa AG (Registered) (h)	974	10
Deutsche Post AG (Registered)	3,982	146
Deutsche Telekom AG (Registered)	13,693	230
Deutsche Wohnen SE	1,453	65
E.ON SE	9,245	104
Evonik Industries AG	668	17
Fraport AG Frankfurt Airport Services Worldwide (h)	171	7
Fresenius Medical Care AG & Co., KGaA	888	76
Fresenius SE & Co., KGaA	1,711	85
Fuchs Petrolub SE (Preference)	287	12
GEA Group AG	721	23
Hannover Rueck SE (Registered)	245	42

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

HeidelbergCement AG	623	33
Henkel AG & Co., KGaA	429	36
Henkel AG & Co., KGaA (Preference)	738	69
Hochtief AG	79	7
Hugo Boss AG	264	8
Infineon Technologies AG	4,808	113
K+S AG (Registered)	780	5
KION Group AG	294	18
LANXESS AG	377	20
Linde PLC	1,835	389
Linde PLC (h)	1,188	252
Merck KGaA	531	62
METRO AG	736	7
MTU Aero Engines AG (h)	213	37
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	636	166
OSRAM Licht AG (h)	408	19
Porsche Automobil Holding SE (Preference)	632	37
ProSiebenSat.1 Media SE (Registered) (h)	968	12
Puma SE (h)	261	20
QIAGEN N.V. (h)	896	39
RTL Group SA	159	5
RWE AG	2,186	77
SAP SE	4,031	564
Schaeffler AG (Preference)	1,000	8
Siemens AG (Registered)	3,170	374
Symrise AG	512	60
Telefonica Deutschland Holding AG	3,079	9
thyssenKrupp AG (h)	1,787	13
Uniper SE	829	27
United Internet AG (Registered)	503	21
Volkswagen AG	133	21
Volkswagen AG (Preference)	770	117
Vonovia SE	2,015	123
Wirecard AG	496	4
Zalando SE (h)	465	33
		5,319
Greece (0.0%)
National Bank of Greece SA (h)	9	—@
Hong Kong (0.6%)
AIA Group Ltd.	52,800	494
ASM Pacific Technology Ltd.	1,100	12
Bank of East Asia Ltd. (The)	6,930	16
BOC Hong Kong Holdings Ltd.	18,500	59
Cathay Pacific Airways Ltd.	5,000	5
CK Asset Holdings Ltd.	12,364	74
CK Hutchison Holdings Ltd.	11,364	74
CK Infrastructure Holdings Ltd.	4,000	21
CLP Holdings Ltd.	7,500	74
First Pacific Co., Ltd.	10,000	2
Galaxy Entertainment Group Ltd.	11,000	75
Hang Lung Group Ltd.	5,000	12
Hang Lung Properties Ltd.	11,000	26
Hang Seng Bank Ltd.	3,800	64
Henderson Land Development Co., Ltd.	7,644	29
HK Electric Investments & HK Electric Investments Ltd.	12,500	13
HKT Trust & HKT Ltd.	12,000	18
Hong Kong & China Gas Co., Ltd.	52,561	82
Hong Kong Exchanges & Clearing Ltd.	5,440	232
Hongkong Land Holdings Ltd.	5,600	23

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Hysan Development Co., Ltd.	4,000	13
I-CABLE Communications Ltd. (h)	7,559	—@
Jardine Matheson Holdings Ltd.	1,100	46
Kerry Properties Ltd.	3,500	9
Link REIT	9,733	80
Melco Resorts & Entertainment Ltd. ADR	900	14
MGM China Holdings Ltd.	4,000	5
MTR Corp., Ltd.	7,166	37
New World Development Co. Ltd.	7,841	37
NWS Holdings Ltd.	8,000	7
PCCW Ltd.	21,000	12
Power Assets Holdings Ltd.	6,500	35
Sands China Ltd.	12,000	47
Shangri-La Asia Ltd.	56,000	48
Sino Land Co., Ltd.	17,725	22
SJM Holdings Ltd.	10,000	11
Sun Hung Kai Properties Ltd.	7,004	89
Swire Pacific Ltd., Class A	2,000	11
Swire Properties Ltd.	5,750	15
Techtronic Industries Co., Ltd.	6,500	64
WH Group Ltd.	40,000	35
Wharf Real Estate Investment Co., Ltd.	7,200	35
Wheelock & Co., Ltd.	6,000	50
Wynn Macau Ltd.	8,000	14
Yue Yuen Industrial Holdings Ltd.	4,000	6
		2,147
Ireland (0.1%)
AIB Group PLC (h)	3,316	4
Aon PLC	846	163
Bank of Ireland Group PLC (h)	3,768	8
CRH PLC	3,431	118
Flutter Entertainment PLC (h)	332	44
Kerry Group PLC, Class A	645	80
Trane Technologies PLC	841	75
		492
Italy (0.3%)
Assicurazioni Generali SpA	5,058	77
Atlantia SpA (h)	1,869	30
CNH Industrial N.V. (h)	4,274	30
Davide Campari-Milano SpA	2,426	21
Enel SpA	33,642	291
Eni SpA	10,436	100
EXOR N.V.	444	25
Ferrari N.V.	511	88
Fiat Chrysler Automobiles N.V. (h)	4,430	45
Intesa Sanpaolo SpA (h)	55,945	107
Leonardo SpA	1,685	11
Mediobanca Banca di Credito Finanziario SpA	2,344	17
Poste Italiane SpA	2,151	19
Prysmian SpA	852	20
Recordati SpA	449	22
Snam SpA	9,450	46
Telecom Italia SpA	71,769	29
Tenaris SA	1,951	13
Terna Rete Elettrica Nazionale SpA	5,867	40
UniCredit SpA (h)	8,182	75
UnipolSai Assicurazioni SpA	4,062	10
		1,116

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Japan (1.0%)
Mitsubishi Estate Co., Ltd.	60,761	905
Mitsui Fudosan Co., Ltd.	59,539	1,058
Nomura Real Estate Holdings, Inc.	10,781	201
Sumitomo Realty & Development Co., Ltd.	34,319	947
Tokyo Tatemono Co., Ltd.	29,633	341
Tokyu Fudosan Holdings Corp.	65,634	309
		3,761
Netherlands (0.6%)
ABN Amro Bank N.V. CVA	1,755	15
Aegon N.V.	7,272	21
AerCap Holdings N.V. (h)	600	18
Akzo Nobel N.V.	923	83
Altice Europe N.V. (h)	2,239	9
ASML Holding N.V.	1,629	596
Basic-Fit N.V. (h)	3,193	84
Boskalis Westminster (h)	373	7
Coca-Cola European Partners PLC	900	34
Heineken Holding N.V.	475	39
Heineken N.V.	1,070	99
ING Groep N.V.	16,088	112
Koninklijke Ahold Delhaize N.V.	5,421	148
Koninklijke DSM N.V.	746	104
Koninklijke KPN N.V.	14,131	38
Koninklijke Philips N.V. (h)	3,869	181
Koninklijke Vopak N.V.	288	15
NN Group N.V.	1,251	42
NXP Semiconductors N.V.	1,400	160
Randstad N.V.	485	22
Unilever N.V.	6,720	358
Wolters Kluwer N.V.	1,242	97
		2,282
New Zealand (0.1%)
Auckland International Airport Ltd.	8,426	36
Contact Energy Ltd.	6,107	25
Fletcher Building Ltd.	5,762	14
Mercury NZ Ltd.	5,917	18
Meridian Energy Ltd.	10,965	34
Ryman Healthcare Ltd.	3,227	27
Spark New Zealand Ltd.	15,294	45
		199
Norway (0.1%)
Akastor ASA (h)	892	—@
Aker Solutions ASA (h)	892	1
DNB ASA	4,504	60
Equinor ASA	5,009	72
Kvaerner ASA (h)	816	1
Norsk Hydro ASA (h)	5,242	15
Orkla ASA	3,898	34
REC Silicon ASA (h)	649	—@
Seadrill Ltd. (h)	1	—@
Subsea 7 SA (h)	1,189	8
Telenor ASA	6,190	90
Yara International ASA	776	27
		308

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Poland (0.0%)
Jeronimo Martins SGPS SA	2,786	49
Portugal (0.0%)
Galp Energia SGPS SA	2,600	30
Pharol SGPS SA (Registered) (h)	11,120	1
		31
South Africa (0.0%)
Nedbank Group Ltd.	633	4
Old Mutual Ltd.	19,716	13
		17
Spain (0.4%)
ACS Actividades de Construccion y Servicios SA	1,049	27
Aena SME SA (h)	277	37
Amadeus IT Group SA	1,807	95
Banco Bilbao Vizcaya Argentaria SA	27,331	94
Banco de Sabadell SA	22,275	8
Banco Santander SA (h)	66,432	163
Bankia SA	4,118	4
Bankinter SA	2,774	13
CaixaBank SA	14,871	32
Enagas SA	939	23
Endesa SA	1,308	32
Ferrovial SA	2,034	54
Grifols SA	1,228	37
Iberdrola SA	23,703	277
Industria de Diseno Textil SA	4,465	119
International Consolidated Airlines Group SA	2,565	7
Mapfre SA	4,445	8
Melia Hotels International SA	11,997	51
Naturgy Energy Group SA	1,452	27
Red Electrica Corp., SA	1,793	34
Repsol SA	5,281	47
Siemens Gamesa Renewable Energy SA (h)	1,000	18
Telefonica SA	18,669	89
Telepizza Group SA (h)	156	1
		1,297
Sweden (0.5%)
Alfa Laval AB (h)	1,424	31
Assa Abloy AB, Class B	4,850	99
Atlas Copco AB, Class A	3,220	137
Atlas Copco AB, Class B	1,874	70
Boliden AB	1,299	30
Electrolux AB, Class B	1,151	19
Electrolux Professional AB (h)	1,099	4
Epiroc AB, Class A	3,220	40
Epiroc AB, Class B	1,993	24
Essity AB, Class B (h)	2,958	96
Getinge AB, Class B	1,153	21
Hennes & Mauritz AB, Class B	4,472	65
Hexagon AB, Class B (h)	1,238	73
Husqvarna AB, Class B	2,037	17
ICA Gruppen AB	405	19
Industrivarden AB, Class C (h)	866	20
Investor AB, Class B	2,235	119
Kinnevik AB, Class B	1,152	30
L E Lundbergforetagen AB, Class B (h)	397	18

1

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Lundin Petroleum AB	897	22
Millicom International Cellular SA SDR	327	9
Modern Times Group MTG AB, Class B (h)	44	—@
Nordic Entertainment Group AB, Class B (h)	44	1
Sandvik AB (h)	5,339	101
Securitas AB, Class B (h)	1,501	20
Skandinaviska Enskilda Banken AB, Class A (h)	7,329	64
Skanska AB, Class B (h)	1,630	33
SKF AB, Class B	1,827	34
Svenska Handelsbanken AB, Class A (h)	7,237	69
Swedbank AB, Class A (h)	4,332	56
Swedish Match AB	868	61
Tele2 AB, Class B	1,717	23
Telefonaktiebolaget LM Ericsson, Class B	15,176	141
Telia Co., AB	12,430	47
Volvo AB, Class B (h)	7,468	118
		1,731
Switzerland (1.7%)
ABB Ltd. (Registered)	16,404	372
Adecco Group AG (Registered)	657	31
Alcon, Inc. (h)	2,063	119
Cie Financiere Richemont SA (Registered)	2,331	150
Credit Suisse Group AG (Registered)	7,738	81
Geberit AG (Registered)	393	197
Givaudan SA (Registered)	46	172
Idorsia Ltd. (h)	503	16
Julius Baer Group Ltd. (h)	1,102	46
Kuehne & Nagel International AG (Registered) (h)	353	59
LafargeHolcim Ltd. (Registered) (h) (Euronext)	2,003	87
LafargeHolcim Ltd. (Registered) (h) (SIX)	166	7
Lonza Group AG (Registered)	247	131
Nestle SA (Registered)	17,129	1,899
Novartis AG (Registered)	10,600	923
Roche Holding AG (Genusschein)	2,885	1,000
SGS SA (Registered)	28	69
Sonova Holding AG (Registered)	456	91
Swatch Group AG (The)	167	34
Swiss Re AG	645	50
Swisscom AG (Registered)	326	171
Transocean Ltd. (h)	1,913	3
UBS Group AG (Registered)	13,327	154
Zurich Insurance Group AG	1,138	403
		6,265
United Kingdom (2.6%)
3i Group PLC	4,619	48
Admiral Group PLC	956	27
Anglo American PLC	5,995	138
Antofagasta PLC	1,915	22
Ashtead Group PLC	2,395	81
Associated British Foods PLC	1,697	40
AstraZeneca PLC	5,702	593
Auto Trader Group PLC	4,887	32
Aviva PLC	19,475	66
Babcock International Group PLC	1,273	5
BAE Systems PLC	15,137	91
Barclays PLC	76,403	108
Barratt Developments PLC	4,717	29
Berkeley Group Holdings PLC	608	31
BHP Group PLC	9,893	202

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

BP PLC	87,860	337
British American Tobacco PLC	10,120	388
British Land Co., PLC (The) REIT	4,658	22
BT Group PLC	40,614	57
Bunzl PLC	1,590	43
Burberry Group PLC	2,099	41
Capita PLC (h)	3,863	2
Carnival PLC	906	11
Centrica PLC	25,312	12
Coca-Cola HBC AG	913	23
Compass Group PLC	7,054	97
ConvaTec Group PLC	6,675	16
Croda International PLC	608	39
DCC PLC	425	35
Diageo PLC	11,181	372
Direct Line Insurance Group PLC	6,389	21
Dixons Carphone PLC	5,049	6
easyJet PLC	789	7
Experian PLC	4,522	159
Ferguson PLC	1,176	96
Fresnillo PLC	1,140	12
G4S PLC	6,550	9
GlaxoSmithKline PLC	22,079	446
Glencore PLC (h)	55,105	117
Hammerson PLC REIT	3,965	4
Hargreaves Lansdown PLC	1,243	25
Hikma Pharmaceuticals PLC	684	19
HSBC Holdings PLC	90,206	419
IMI PLC	1,324	15
Imperial Brands PLC	4,161	79
InterContinental Hotels Group PLC	10,633	469
InterContinental Hotels Group PLC ADR	4,800	213
Intertek Group PLC	781	53
Intu Properties PLC REIT (h)	5,299	—	@
Investec PLC	3,345	7
ITV PLC	17,090	16
J Sainsbury PLC	7,901	20
Johnson Matthey PLC	911	24
Kingfisher PLC	10,186	28
Land Securities Group PLC REIT	3,515	24
Legal & General Group PLC	28,615	78
Lloyds Banking Group PLC	321,808	124
London Stock Exchange Group PLC	1,537	160
M&G PLC	11,531	24
Marks & Spencer Group PLC	8,120	10
Mediclinic International PLC	1,879	6
Meggitt PLC	3,776	14
Melrose Industries PLC	17,615	25
Micro Focus International PLC	1,468	8
Mondi PLC	1,740	33
National Grid PLC	15,212	186
Next PLC	680	41
Ninety One PLC (h)	1,672	4
Paragon Offshore PLC (h)(j)	303	—
Pearson PLC	3,983	28
Persimmon PLC (h)	1,445	41
Provident Financial PLC	917	2
Prudential PLC	11,586	175
Quilter PLC	7,967	14
Reckitt Benckiser Group PLC	3,018	278
RELX PLC (Euronext N.V.)	4,935	114
RELX PLC (LSE)	5,143	119

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Rio Tinto PLC	5,514	310
Rolls-Royce Holdings PLC	7,917	28
Royal Bank of Scotland Group PLC	17,032	26
Royal Dutch Shell PLC, Class A	20,099	322
Royal Dutch Shell PLC, Class B	16,836	255
Royal Mail PLC	4,551	10
RSA Insurance Group PLC	4,901	25
Sage Group PLC (The)	5,214	43
Schroders PLC	603	22
Segro PLC REIT	4,773	53
Severn Trent PLC	1,169	36
Smith & Nephew PLC	4,215	79
Smiths Group PLC	1,878	33
SSE PLC	4,827	82
St. James's Place PLC	2,509	29
Standard Chartered PLC	15,915	86
Standard Life Aberdeen PLC	11,117	37
Tate & Lyle PLC	2,231	18
Taylor Wimpey PLC	15,388	27
Tesco PLC	40,719	115
Travis Perkins PLC	1,211	17
TUI AG	2,220	11
Unilever PLC	5,697	307
United Utilities Group PLC	3,244	36
Vodafone Group PLC	119,724	190
Weir Group PLC (The)	1,065	14
Whitbread PLC (h)	10,272	283
Wm Morrison Supermarkets PLC	10,067	24
WPP PLC	6,145	48
		9,346
United States (30.0%)
3M Co.	2,001	312
Abbott Laboratories	5,834	533
AbbVie, Inc.	5,994	588
ABIOMED, Inc. (h)	264	64
Accenture PLC, Class A	2,055	441
Activision Blizzard, Inc.	2,393	182
Acuity Brands, Inc.	238	23
Adobe, Inc. (h)	1,727	752
Advance Auto Parts, Inc.	249	35
Advanced Micro Devices, Inc. (h)	3,201	168
AES Corp.	2,245	33
Affiliated Managers Group, Inc.	283	21
Aflac, Inc.	2,534	91
Agilent Technologies, Inc.	1,117	99
AGNC Investment Corp. REIT	1,684	22
Air Products & Chemicals, Inc.	879	212
Akamai Technologies, Inc. (h)	576	62
Albemarle Corp.	264	20
Alexandria Real Estate Equities, Inc. REIT	297	48
Alexion Pharmaceuticals, Inc. (h)	796	89
Align Technology, Inc. (h)	270	74
Alkermes PLC (h)	549	11
Alleghany Corp.	51	25
Allegion PLC	331	34
Alliance Data Systems Corp.	268	12
Alliant Energy Corp.	840	40
Allstate Corp. (The)	1,169	113
Ally Financial, Inc.	1,401	28
Alnylam Pharmaceuticals, Inc. (h)	343	51
Alphabet, Inc., Class A (h)	959	1,360

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Alphabet, Inc., Class C (h)	1,113	1,573
Altice USA, Inc., Class A (h)	1,477	33
Altria Group, Inc.	6,125	240
Amazon.com, Inc. (h)	1,468	4,050
Amcor PLC (h)	5,238	53
AMERCO	31	9
Ameren Corp.	869	61
American Airlines Group, Inc.	292	4
American Electric Power Co., Inc.	1,653	132
American Express Co.	2,333	222
American Financial Group, Inc.	267	17
American International Group, Inc.	2,847	89
American Tower Corp. REIT	1,464	379
American Water Works Co., Inc.	643	83
Ameriprise Financial, Inc.	378	57
AmerisourceBergen Corp.	558	56
AMETEK, Inc.	793	71
Amgen, Inc.	2,033	480
Amphenol Corp., Class A	940	90
Analog Devices, Inc.	1,387	170
Annaly Capital Management, Inc. REIT	4,634	30
ANSYS, Inc. (h)	296	86
Anthem, Inc.	884	232
AO Smith Corp.	487	23
Apache Corp.	1,219	16
Apple, Inc.	15,182	5,538
Applied Materials, Inc.	2,990	181
Aptiv PLC	891	69
Aramark	868	20
Arch Capital Group Ltd. (h)	1,419	41
Archer-Daniels-Midland Co.	1,759	70
Arconic Corp. (h)	357	5
Arista Networks, Inc. (h)	285	60
Arrow Electronics, Inc. (h)	293	20
Arthur J Gallagher & Co.	650	63
Assurant, Inc.	317	33
AT&T, Inc.	23,432	708
Athene Holding Ltd., Class A (h)	570	18
Atmos Energy Corp.	315	31
Autodesk, Inc. (h)	879	210
Autoliv, Inc.	284	18
Automatic Data Processing, Inc.	1,447	215
AutoZone, Inc. (h)	87	98
AvalonBay Communities, Inc. REIT	489	76
Avery Dennison Corp.	302	34
Axalta Coating Systems Ltd. (h)	838	19
Baker Hughes a GE Co.	1,708	26
Ball Corp.	1,141	79
Bank of America Corp.	29,764	707
Bank of New York Mellon Corp. (The)	2,849	110
Baxter International, Inc.	1,730	149
Becton Dickinson & Co.	859	206
Berkshire Hathaway, Inc., Class B (h)	4,108	733
Best Buy Co., Inc.	839	73
Biogen, Inc. (h)	793	212
BioMarin Pharmaceutical, Inc. (h)	628	77
BlackRock, Inc.	320	174
Boeing Co. (The)	1,780	326
Booking Holdings, Inc. (h)	258	411
BorgWarner, Inc.	813	29
Boston Properties, Inc. REIT	545	49
Boston Scientific Corp. (h)	4,663	164

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Brighthouse Financial, Inc. (h)	268	7
Bristol-Myers Squibb Co.	7,622	448
Broadcom, Inc.	1,173	370
Broadridge Financial Solutions, Inc.	307	39
Brown-Forman Corp., Class B	1,087	69
Bunge Ltd.	493	20
Burlington Stores, Inc. (h)	332	65
Cabot Oil & Gas Corp.	1,485	26
Cadence Design Systems, Inc. (h)	900	86
Camden Property Trust REIT	341	31
Campbell Soup Co.	584	29
Capital One Financial Corp.	1,547	97
Capri Holdings Ltd. (h)	511	8
Cardinal Health, Inc.	954	50
CarMax, Inc. (h)	596	53
Carnival Corp.	1,468	24
Carrier Global Corp.	2,657	59
Caterpillar, Inc.	1,997	253
Cboe Global Markets, Inc.	291	27
CBRE Group, Inc., Class A (h)	1,132	51
CDK Global, Inc.	334	14
CDW Corp.	512	59
Celanese Corp.	341	29
Centene Corp. (h)	2,362	150
CenterPoint Energy, Inc.	1,775	33
CenturyLink, Inc.	3,206	32
Cerner Corp.	1,149	79
CF Industries Holdings, Inc.	866	24
CH Robinson Worldwide, Inc.	369	29
Charles Schwab Corp. (The)	3,868	131
Charter Communications, Inc., Class A (h)	553	282
Chemours Co. (The)	564	9
Cheniere Energy, Inc. (h)	812	39
Chevron Corp.	6,173	551
Chipotle Mexican Grill, Inc. (h)	92	97
Choice Hotels International, Inc.	2,863	226
Chubb Ltd.	1,520	192
Church & Dwight Co., Inc.	867	67
Cigna Corp. (h)	1,221	229
Cimarex Energy Co.	254	7
Cincinnati Financial Corp.	547	35
Cintas Corp.	313	83
Cisco Systems, Inc.	14,242	664
CIT Group, Inc.	277	6
Citigroup, Inc.	7,593	388
Citizens Financial Group, Inc.	1,448	37
Citrix Systems, Inc.	360	53
Clorox Co. (The)	346	76
CME Group, Inc.	1,364	222
CMS Energy Corp.	908	53
Coca-Cola Co. (The)	13,334	596
Cognex Corp.	595	36
Cognizant Technology Solutions Corp., Class A	1,826	104
Colgate-Palmolive Co.	2,680	196
Comcast Corp., Class A	14,630	570
Comerica, Inc.	532	20
CommScope Holding Co., Inc. (h)	668	6
Conagra Brands, Inc.	1,509	53
Concho Resources, Inc.	810	42
ConocoPhillips	3,586	151
Consolidated Edison, Inc.	1,141	82
Constellation Brands, Inc., Class A	582	102

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Continental Resources, Inc.	331	6
Cooper Cos., Inc. (The)	277	79
Copart, Inc. (h)	821	68
Corning, Inc.	2,538	66
Corteva, Inc. (h)	2,410	65
CoStar Group, Inc. (h)	229	163
Costco Wholesale Corp.	1,443	438
Coty, Inc., Class A	960	4
Crown Castle International Corp. REIT	1,481	248
Crown Holdings, Inc. (h)	378	25
CSX Corp.	2,404	168
Cummins, Inc.	518	90
CVS Health Corp.	4,039	262
Danaher Corp.	2,063	365
Darden Restaurants, Inc.	329	25
DaVita, Inc. (h)	335	27
Deere & Co.	957	150
Dell Technologies, Inc., Class C (h)	541	30
Delta Air Lines, Inc.	589	17
DENTSPLY SIRONA, Inc.	880	39
Devon Energy Corp.	1,435	16
DexCom, Inc. (h)	327	133
Diamondback Energy, Inc.	541	23
Digital Realty Trust, Inc. REIT	836	119
Discover Financial Services	1,155	58
Discovery, Inc., Class A (h)	541	11
Discovery, Inc., Class C (h)	1,244	24
DISH Network Corp., Class A (h)	805	28
DocuSign, Inc. (h)	264	45
Dollar General Corp.	823	157
Dollar Tree, Inc. (h)	836	77
Dominion Energy, Inc.	2,633	214
Domino's Pizza, Inc.	236	87
Dover Corp.	504	49
Dow, Inc. (h)	2,405	98
DR Horton, Inc.	55,460	3,075
Dropbox, Inc., Class A (h)	671	15
DTE Energy Co.	646	69
Duke Energy Corp.	2,386	191
Duke Realty Corp. REIT	1,368	48
DuPont de Nemours, Inc.	2,374	126
DXC Technology Co.	828	14
E*Trade Financial Corp.	865	43
Eagle Materials, Inc.	1,335	94
East West Bancorp, Inc.	492	18
Eastman Chemical Co.	377	26
Eaton Corp., PLC	1,458	128
Eaton Vance Corp.	305	12
eBay, Inc.	2,847	149
Ecolab, Inc.	822	164
Edison International	1,149	62
Edwards Lifesciences Corp. (h)	2,544	176
Elanco Animal Health, Inc. (h)	880	19
Electronic Arts, Inc. (h)	963	127
Eli Lilly & Co.	2,954	485
Emerson Electric Co.	2,014	125
Entergy Corp.	671	63
EOG Resources, Inc.	1,948	99
EPAM Systems, Inc. (h)	292	74
Equifax, Inc.	325	56
Equinix, Inc. REIT	285	200
Equitable Holdings, Inc.	931	18

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Equity Lifestyle Properties, Inc. REIT	570	36
Equity Residential REIT	1,406	83
Erie Indemnity Co., Class A	90	17
ESC Seventy Seven (j)	275	—
Essex Property Trust, Inc. REIT	332	76
Estee Lauder Cos., Inc. (The), Class A	864	163
Everest Re Group Ltd.	243	50
Evergy, Inc.	900	53
Eversource Energy	1,125	94
Exact Sciences Corp. (h)	351	31
Exelon Corp.	3,135	114
Expedia Group, Inc.	325	27
Expeditors International of Washington, Inc.	596	45
Extended Stay America, Inc. (Units) (k)	9,081	102
Extra Space Storage, Inc. REIT	349	32
Exxon Mobil Corp.	13,719	614
F5 Networks, Inc. (h)	306	43
Facebook, Inc., Class A (h)	7,817	1,775
Factset Research Systems, Inc.	235	77
Fastenal Co.	1,771	76
Federal Realty Investment Trust REIT	262	22
FedEx Corp.	846	119
Fidelity National Financial, Inc.	9,861	302
Fidelity National Information Services, Inc.	1,816	244
Fifth Third Bancorp	2,602	50
First American Financial Corp.	3,742	180
First Republic Bank	556	59
FirstEnergy Corp.	1,779	69
Fiserv, Inc. (h)	1,988	194
FleetCor Technologies, Inc. (h)	303	76
Flex Ltd. (h)	1,800	18
FLIR Systems, Inc.	370	15
Flowserve Corp.	355	10
Fluor Corp.	378	5
FMC Corp.	364	36
Ford Motor Co.	12,273	75
Fortinet, Inc. (h)	515	71
Fortive Corp.	947	64
Fortune Brands Home & Security, Inc.	385	25
Fox Corp., Class A	1,228	33
Fox Corp., Class B (h)	604	16
Franklin Resources, Inc.	966	20
Freeport-McMoRan, Inc.	4,592	53
Gap, Inc. (The)	878	11
Garmin Ltd.	364	35
Gartner, Inc. (h)	317	38
General Dynamics Corp.	860	129
General Electric Co.	28,092	192
General Mills, Inc.	1,801	111
General Motors Co.	4,083	103
Genuine Parts Co.	508	44
Gilead Sciences, Inc.	4,084	314
Global Payments, Inc.	944	160
Globe Life, Inc.	274	20
GoDaddy, Inc., Class A (h)	607	45
Goldman Sachs Group, Inc. (The)	1,164	230
GrubHub, Inc. (h)	308	22
H&R Block, Inc.	822	12
Halliburton Co.	2,860	37
Hanesbrands, Inc.	1,249	14
Harley-Davidson, Inc.	552	13
Hartford Financial Services Group, Inc. (The)	1,363	53

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Hasbro, Inc.	317	24
HCA Healthcare, Inc.	856	83
HD Supply Holdings, Inc. (h)	617	21
Healthpeak Properties, Inc. REIT	1,691	47
HEICO Corp.	253	25
HEICO Corp., Class A	270	22
Helmerich & Payne, Inc.	278	5
Henry Schein, Inc. (h)	520	30
Hershey Co. (The)	522	68
Hess Corp.	851	44
Hewlett Packard Enterprise Co.	4,356	42
Hilton Worldwide Holdings, Inc.	16,383	1,203
HollyFrontier Corp.	565	16
Hologic, Inc. (h)	843	48
Home Depot, Inc. (The)	3,732	935
Honeywell International, Inc.	2,352	340
Hormel Foods Corp.	943	46
Host Hotels & Resorts, Inc. REIT	2,394	26
Howmet Aerospace, Inc.	1,431	23
HP, Inc.	4,924	86
Humana, Inc.	364	141
Huntington Bancshares, Inc.	3,452	31
Huntington Ingalls Industries, Inc.	246	43
Hyatt Hotels Corp., Class A	5,819	293
IAC/InterActiveCorp (h)	274	89
IDEX Corp.	266	42
IDEXX Laboratories, Inc. (h)	305	101
IHS Markit Ltd.	1,236	93
Illinois Tool Works, Inc.	1,126	197
Illumina, Inc. (h)	617	229
Incyte Corp. (h)	650	68
Ingersoll Rand, Inc. (h)	742	21
Ingredion, Inc.	334	28
Intel Corp.	14,377	860
Intercontinental Exchange, Inc.	1,810	166
International Business Machines Corp.	2,921	353
International Flavors & Fragrances, Inc.	256	31
International Paper Co.	1,230	43
Interpublic Group of Cos., Inc. (The)	1,236	21
Intuit, Inc.	909	269
Intuitive Surgical, Inc. (h)	311	177
Invesco Ltd.	1,370	15
Invitation Homes, Inc. REIT	1,468	40
Ionis Pharmaceuticals, Inc. (h)	364	21
IPG Photonics Corp. (h)	229	37
IQVIA Holdings, Inc. (h)	598	85
Iron Mountain, Inc. REIT	897	23
Jack Henry & Associates, Inc.	270	50
Jacobs Engineering Group, Inc.	385	33
Jazz Pharmaceuticals PLC (h)	307	34
JB Hunt Transport Services, Inc.	292	35
Jefferies Financial Group, Inc.	888	14
JM Smucker Co. (The)	302	32
Johnson & Johnson	8,715	1,226
Johnson Controls International PLC	2,601	89
Jones Lang LaSalle, Inc.	279	29
JPMorgan Chase & Co.	10,716	1,008
Juniper Networks, Inc.	1,212	28
Kansas City Southern	253	38
KB Home	13,711	421
Kellogg Co.	901	60
KeyCorp	3,247	40

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Keysight Technologies, Inc. (h)	659	66
Kimberly-Clark Corp.	1,209	171
Kimco Realty Corp. REIT	1,485	19
Kinder Morgan, Inc.	6,444	98
KKR & Co., Inc., Class A	1,699	52
KLA Corp.	668	130
Knight-Swift Transportation Holdings, Inc.	339	14
Kohl's Corp.	571	12
Kraft Heinz Co. (The)	2,255	72
Kroger Co. (The)	2,580	87
L Brands, Inc.	801	12
L3Harris Technologies, Inc.	873	148
Laboratory Corp. of America Holdings (h)	347	58
Lam Research Corp.	526	170
Lamb Weston Holdings, Inc.	520	33
Las Vegas Sands Corp.	1,225	56
Lear Corp.	303	33
Leggett & Platt, Inc.	352	12
Leidos Holdings, Inc.	490	46
Lennar Corp., Class A	45,692	2,816
Lennox International, Inc.	225	52
Liberty Broadband Corp., Class C (h)	276	34
Liberty Global PLC, Class A (h)	643	14
Liberty Global PLC Series C (h)	1,549	33
Liberty Media Corp-Liberty SiriusXM, Class A (h)	305	11
Liberty Media Corp-Liberty SiriusXM, Class C (h)	590	20
Liberty Media Corp.-Liberty Formula One, Class C (h)	813	26
Lincoln National Corp.	817	30
Live Nation Entertainment, Inc. (h)	521	23
LKQ Corp. (h)	1,088	29
Lockheed Martin Corp.	898	328
Loews Corp.	888	30
Louisiana-Pacific Corp.	3,705	95
Lowe's Cos., Inc.	2,566	347
Lululemon Athletica, Inc. (h)	285	89
LyondellBasell Industries N.V., Class A	932	61
M&T Bank Corp.	361	38
M/I Homes, Inc. (h)	4,282	147
Macerich Co. (The) REIT	313	3
Macy's, Inc.	948	7
ManpowerGroup, Inc.	307	21
Marathon Oil Corp.	2,655	16
Marathon Petroleum Corp.	2,260	84
Markel Corp. (h)	49	45
MarketAxess Holdings, Inc.	232	116
Marriott International, Inc., Class A	18,307	1,569
Marriott Vacations Worldwide Corp.	2,038	168
Marsh & McLennan Cos., Inc.	1,774	190
Martin Marietta Materials, Inc.	2,472	511
Marvell Technology Group Ltd.	1,989	70
Masco Corp.	9,905	497
Mastercard, Inc., Class A	3,138	928
Maxim Integrated Products, Inc.	860	52
McCormick & Co., Inc.	332	60
McDonald's Corp.	2,416	446
McKesson Corp.	667	102
MDC Holdings, Inc.	9,109	325
Medtronic PLC	4,365	400
MercadoLibre, Inc. (h)	252	248
Merck & Co., Inc.	8,459	654
Meritage Homes Corp. (h)	5,606	427
MetLife, Inc.	2,660	97

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Mettler-Toledo International, Inc. (h)	89	72
MGIC Investment Corp.	11,676	96
MGM Resorts International	1,697	29
Microchip Technology, Inc.	826	87
Micron Technology, Inc. (h)	3,697	190
Microsoft Corp.	23,644	4,812
Mid-America Apartment Communities, Inc. REIT	305	35
Middleby Corp. (The) (h)	295	23
Mohawk Industries, Inc. (h)	2,576	262
Molson Coors Brewing Co., Class B	667	23
Mondelez International, Inc., Class A	4,607	236
MongoDB, Inc. (h)	216	49
Monster Beverage Corp. (h)	1,439	100
Moody's Corp.	604	166
Mosaic Co. (The)	1,362	17
Motorola Solutions, Inc.	576	81
MSCI, Inc.	297	99
Mylan N.V. (h)	1,692	27
Nasdaq, Inc.	308	37
National Oilwell Varco, Inc.	1,244	15
National Retail Properties, Inc. REIT	571	20
Nektar Therapeutics (h)	610	14
NetApp, Inc.	867	38
Netflix, Inc. (h)	1,463	666
Newell Brands, Inc.	1,437	23
Newmont Corp.	2,684	166
News Corp., Class A	1,255	15
NextEra Energy, Inc.	1,706	410
Nielsen Holdings PLC	1,250	19
NIKE, Inc., Class B	4,036	396
NiSource, Inc.	1,226	28
Noble Energy, Inc.	1,670	15
Nordstrom, Inc.	302	5
Norfolk Southern Corp.	834	146
Northern Trust Corp.	832	66
Northrop Grumman Corp.	569	175
NortonLifeLock, Inc.	2,048	41
Norwegian Cruise Line Holdings Ltd. (h)	863	14
NRG Energy, Inc.	890	29
Nucor Corp.	956	40
NVIDIA Corp.	1,808	687
NVR, Inc. (h)	578	1,884
O'Reilly Automotive, Inc. (h)	271	114
Occidental Petroleum Corp.	2,863	52
OGE Energy Corp.	806	24
Okta, Inc. (h)	267	53
Old Dominion Freight Line, Inc.	480	81
Omnicom Group, Inc.	883	48
ON Semiconductor Corp. (h)	1,415	28
ONEOK, Inc.	1,449	48
Oracle Corp.	8,249	456
Otis Worldwide Corp.	1,328	76
Ovintiv, Inc.	909	9
Owens Corning	3,756	209
PACCAR, Inc.	1,201	90
Packaging Corp. of America	332	33
Palo Alto Networks, Inc. (h)	333	76
Parker Hannifin Corp.	340	62
Parsley Energy, Inc., Class A	895	10
Paychex, Inc.	1,140	86
Paycom Software, Inc. (h)	276	85
PayPal Holdings, Inc. (h)	3,565	621

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Pentair PLC	565	21
People's United Financial, Inc.	1,379	16
PepsiCo, Inc.	4,680	619
PerkinElmer, Inc.	296	29
Perrigo Co., PLC	349	19
Pfizer, Inc.	18,322	599
Philip Morris International, Inc.	5,168	362
Phillips 66	1,497	108
Pinnacle West Capital Corp.	300	22
Pioneer Natural Resources Co.	596	58
Plains GP Holdings LP, Class A (h)	537	5
PNC Financial Services Group, Inc. (The)	1,451	153
Polaris, Inc.	299	28
PPG Industries, Inc.	821	87
PPL Corp.	2,365	61
Principal Financial Group, Inc.	873	36
Procter & Gamble Co. (The)	8,119	971
Progressive Corp. (The)	1,965	157
ProLogis, Inc. REIT	2,398	224
Prudential Financial, Inc.	1,433	87
PTC, Inc. (h)	299	23
Public Service Enterprise Group, Inc.	1,787	88
Public Storage REIT	554	106
Pulte Group, Inc.	39,525	1,345
PVH Corp.	262	13
Qorvo, Inc. (h)	330	36
QUALCOMM, Inc.	3,827	349
Quest Diagnostics, Inc.	375	43
Qurate Retail, Inc. (h)	1,388	13
Ralph Lauren Corp.	282	20
Raymond James Financial, Inc.	345	24
Raytheon Technologies Corp.	4,734	292
Realty Income Corp. REIT	1,072	64
Regency Centers Corp. REIT	590	27
Regeneron Pharmaceuticals, Inc. (h)	285	178
Regions Financial Corp.	3,272	36
Reinsurance Group of America, Inc.	320	25
RenaissanceRe Holdings Ltd.	250	43
Republic Services, Inc.	801	66
ResMed, Inc.	509	98
Robert Half International, Inc.	311	16
Rockwell Automation, Inc.	309	66
Rollins, Inc.	519	22
Roper Technologies, Inc.	264	103
Ross Stores, Inc.	1,375	117
Royal Caribbean Cruises Ltd.	630	32
S&P Global, Inc.	877	289
Sabre Corp.	866	7
salesforce.com, Inc. (h)	2,707	507
SBA Communications Corp. REIT	298	89
Schlumberger Ltd.	4,573	84
Scotts Miracle-Gro Co. (The), Class A	1,873	252
Seagate Technology PLC	877	42
Sealed Air Corp.	548	18
Seattle Genetics, Inc. (h)	302	51
SEI Investments Co.	358	20
Sempra Energy	870	102
Sensata Technologies Holding PLC (h)	572	21
ServiceNow, Inc. (h)	646	262
Sherwin-Williams Co. (The)	291	168
Signature Bank	247	26
Simon Property Group, Inc. REIT	1,087	74

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Sirius XM Holdings, Inc.	5,312	31
Skyline Champion Corp. (h)	1,881	46
Skyworks Solutions, Inc.	607	78
SL Green Realty Corp. REIT	295	15
Snap, Inc., Class A (h)	2,077	49
Snap-On, Inc.	292	40
Southern Co. (The)	3,484	181
Southwest Airlines Co.	383	13
Spectrum Brands Holdings, Inc.	14	1
Spirit AeroSystems Holdings, Inc., Class A	270	6
Splunk, Inc. (h)	527	105
Square, Inc., Class A (h)	1,118	117
SS&C Technologies Holdings, Inc.	796	45
Stanley Black & Decker, Inc.	525	73
Starbucks Corp.	4,090	301
State Street Corp.	1,225	78
Steel Dynamics, Inc.	873	23
STERIS PLC	303	46
Stewart Information Services Corp.	783	25
Stryker Corp.	1,197	216
Sun Communities, Inc. REIT	306	42
SVB Financial Group (h)	239	52
Synchrony Financial	2,050	45
Synopsys, Inc. (h)	530	103
Sysco Corp.	1,509	82
T Rowe Price Group, Inc.	833	103
T-Mobile US, Inc. (h)	1,447	151
Take-Two Interactive Software, Inc. (h)	299	42
Tapestry, Inc.	893	12
Targa Resources Corp.	803	16
Target Corp.	1,694	203
TD Ameritrade Holding Corp.	893	32
TE Connectivity Ltd.	1,177	96
TechnipFMC PLC	1,403	10
Teleflex, Inc.	263	96
Tesla, Inc. (h)	349	377
Texas Instruments, Inc.	2,990	380
Textron, Inc.	812	27
Thermo Fisher Scientific, Inc.	1,439	521
Tiffany & Co.	284	35
TJX Cos., Inc. (The)	4,006	203
Toll Brothers, Inc.	17,959	585
Tractor Supply Co.	318	42
TransDigm Group, Inc.	267	118
TransUnion	656	57
Travelers Cos., Inc. (The)	830	95
Trimble, Inc. (h)	879	38
TripAdvisor, Inc.	281	5
Truist Financial Corp.	4,202	158
Twilio, Inc., Class A (h)	300	66
Twitter, Inc. (h)	2,362	70
Tyson Foods, Inc., Class A	948	57
Uber Technologies, Inc. (h)	658	20
UDR, Inc. REIT	874	33
UFP Industries, Inc.	1,903	94
UGI Corp.	619	20
Ulta Beauty, Inc. (h)	297	60
Under Armour, Inc., Class A (h)	645	6
Under Armour, Inc., Class C (h)	659	6
Union Pacific Corp.	2,336	395
United Airlines Holdings, Inc. (h)	332	11
United Parcel Service, Inc., Class B	2,109	234

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

United Rentals, Inc. (h)	272	41
UnitedHealth Group, Inc.	3,125	922
Universal Health Services, Inc., Class B	292	27
Unum Group	848	14
US Bancorp	4,938	182
Vail Resorts, Inc.	241	44
Valero Energy Corp.	1,362	80
Varian Medical Systems, Inc. (h)	319	39
Veeva Systems, Inc., Class A (h)	345	81
Ventas, Inc. REIT	1,363	50
VEREIT, Inc. REIT	3,218	21
VeriSign, Inc. (h)	282	58
Verisk Analytics, Inc.	549	93
Verizon Communications, Inc.	13,431	740
Vertex Pharmaceuticals, Inc. (h)	906	263
VF Corp.	1,172	71
ViacomCBS, Inc., Class B	1,902	44
Visa, Inc., Class A	5,831	1,126
Vistra Energy Corp.	1,375	26
VMware, Inc., Class A (h)	294	46
Vornado Realty Trust REIT	605	23
Voya Financial, Inc.	512	24
Vulcan Materials Co.	4,956	574
Walgreens Boots Alliance, Inc.	2,620	111
Walmart, Inc.	4,603	551
Walt Disney Co. (The)	5,789	646
Waste Connections, Inc.	833	78
Waste Management, Inc.	1,496	158
Waters Corp. (h)	252	45
Watsco, Inc.	1,236	220
Wayfair, Inc., Class A (h)	314	62
WEC Energy Group, Inc.	1,120	98
Wells Fargo & Co.	14,017	359
Welltower, Inc. REIT	1,370	71
Western Digital Corp.	913	40
Western Union Co. (The)	1,432	31
Westinghouse Air Brake Technologies Corp.	549	32
Westlake Chemical Corp.	232	12
WestRock Co.	886	25
Weyerhaeuser Co. REIT	2,546	57
Whirlpool Corp.	319	41
Williams Cos., Inc. (The)	3,836	73
Willis Towers Watson PLC	357	70
Workday, Inc., Class A (h)	538	101
WP Carey, Inc. REIT	586	40
WR Berkley Corp.	519	30
WW Grainger, Inc.	263	83
Wyndham Hotels & Resorts, Inc.	4,434	189
Wynn Resorts Ltd.	338	25
Xcel Energy, Inc.	1,825	114
Xerox Holdings Corp. (h)	821	13
Xilinx, Inc.	885	87
XPO Logistics, Inc. (h)	263	20
Xylem, Inc.	629	41
Yum! Brands, Inc.	1,087	94
Zebra Technologies Corp., Class A (h)	286	73
Zillow Group, Inc., Class C (h)	339	20
Zimmer Biomet Holdings, Inc.	820	98
Zions Bancorp NA	602	20

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Zoetis, Inc.	1,504	206
		108,293
Total Common Stocks (Cost $133,730)		161,532

	No. of Rights
Rights (0.0%)
United States (0.0%)
Bristol-Myers Squibb Co. (h)	2,295	8
T-Mobile US, Inc. (h)	1,447	—@
Total Rights (Cost $5)		8

No. of Warrants
Warrant (0.0%)
France (0.0%)
CGG SA, expires 2/21/22 (h) (Cost $—)	59	—@

Shares
Short-Term Investments (15.8%)
Investment Company (14.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (l) (Cost $52,063)	52,062,872	52,063

	Face Amount (000)
U.S. Treasury Security (1.4%)
U.S. Treasury Bill,
0.16%, 1/28/21 (m)(n) (Cost $5,151)	$5,156	5,151
Total Short-Term Investments (Cost $57,214)		57,214
Total Investments (100.7%) (Cost $329,272) (o)(p)(q)(r)		363,545
Liabilities in Excess of Other Assets (-0.7%)		(2,705)
Net Assets (100.0%)		$360,840

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2020.

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2020.
(f)	Issuer in bankruptcy.
(g)	Non-income producing security; bond in default.
(h)	Non-income producing security.
(i)	Security trades on the Hong Kong exchange.
(j)	At June 30, 2020, the Fund held fair valued securities valued at $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(k)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(l)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2020, advisory fees paid were reduced by approximately $71,000 relating to the Fund's investment in the Liquidity Funds.
(m)	Rate shown is the yield to maturity at June 30, 2020.
(n)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(o)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.
(p)	The approximate fair value and percentage of net assets, $46,232,000 and 12.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(q)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.
(r)	At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $53,259,000 and the aggregate gross unrealized depreciation is approximately $14,808,000, resulting in net unrealized appreciation of approximately $38,451,000.
@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
EURIBOR	Euro Interbank Offered Rate.
Euronext	Euronext Paris Exchange.
Euronext N.V.	Euronext Amsterdam Stock Market.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
OMXH	Helsinki Stock Exchange.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SDR	Swedish Depositary Receipt.
SIX	Swiss Exchange.
SSE	Stockholm Stock Exchange.
TBA	To Be Announced.

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MXN	17,072		$773	9/3/20	$37
Bank of America NA		$90	HUF	27,675	9/3/20	(3)
Bank of America NA	CNH	10,096		$1,416	9/17/20	(6)
Bank of America NA	PLN	252		$64	9/17/20	(— @	)
Bank of America NA		$301	ILS	1,040	9/17/20	(— @	)
Bank of Montreal	HUF	11,918		$39	9/17/20	1
Bank of New York Mellon	EUR	388		$437	9/17/20	— @
Barclays Bank PLC	AUD	3,179		$2,201	9/3/20	7
Barclays Bank PLC	CHF	1		$2	9/3/20	(— @	)
Barclays Bank PLC		$337	SEK	3,093	9/3/20	(5)
Barclays Bank PLC	EUR	83		$93	9/17/20	— @
Barclays Bank PLC		$2	CAD	3	9/17/20	— @
Barclays Bank PLC		$1,600	CNY	11,353	9/17/20	(1)
Barclays Bank PLC		$11	PEN	39	9/17/20	(— @	)
Barclays Bank PLC		$610	SGD	851	9/17/20	1
BNP Paribas SA	IDR	1,907,106		$133	9/3/20	1
BNP Paribas SA		$782	CHF	747	9/3/20	8
BNP Paribas SA		$9,201	EUR	8,101	9/3/20	(87)
BNP Paribas SA		$103	IDR	1,498,016	9/3/20	1
BNP Paribas SA		$27	JPY	2,916	9/3/20	(— @	)
BNP Paribas SA		$345	SGD	482	9/3/20	1
BNP Paribas SA		$506	THB	15,946	9/3/20	10
BNP Paribas SA	BRL	196		$39	9/17/20	3
BNP Paribas SA	CHF	616		$652	9/17/20	— @
BNP Paribas SA	EUR	115		$129	9/17/20	— @
BNP Paribas SA	EUR	222		$251	9/17/20	1
BNP Paribas SA	HKD	1,593		$205	9/17/20	(— @	)
BNP Paribas SA	JPY	19,996		$187	9/17/20	2
BNP Paribas SA	NZD	172		$110	9/17/20	(1)
BNP Paribas SA	RUB	8,097		$115	9/17/20	2
BNP Paribas SA	SEK	234		$25	9/17/20	(— @	)
BNP Paribas SA	TRY	41		$6	9/17/20	(— @	)
BNP Paribas SA	TWD	1,768		$60	9/17/20	— @
BNP Paribas SA		$281	CHF	267	9/17/20	1
BNP Paribas SA		$136	CLP	106,158	9/17/20	(6)
BNP Paribas SA		$31	COP	115,021	9/17/20	(— @	)
BNP Paribas SA		$2,179	GBP	1,733	9/17/20	(31)
BNP Paribas SA		$20	IDR	285,595	9/17/20	— @
BNP Paribas SA		$45	INR	3,472	9/17/20	— @
Citibank NA	RUB	13,367		$193	9/3/20	6
Citibank NA		$506	CNH	3,590	9/3/20	(— @	)
Citibank NA		$1,253	GBP	999	9/3/20	(15)
Citibank NA		$81	PLN	317	9/3/20	(1)
Citibank NA		$73	CZK	1,734	9/17/20	(— @	)
Citibank NA		$139	ILS	479	9/17/20	(— @	)
Citibank NA		$37	KRW	43,912	9/17/20	(— @	)
Citibank NA		$7	THB	223	9/17/20	— @
Commonwealth Bank of Australia	EUR	151		$170	9/17/20	— @
Commonwealth Bank of Australia	NZD	41		$26	9/17/20	(— @	)
Credit Suisse International	EUR	105		$118	9/17/20	— @
Goldman Sachs International		$2,995	CNH	21,267	9/3/20	3
Goldman Sachs International		$1,603	KRW	1,947,574	9/3/20	17
Goldman Sachs International	EUR	2,967		$3,344	9/17/20	5
Goldman Sachs International	JPY	41,319		$386	9/17/20	3

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Goldman Sachs International		$1	CAD	1	9/17/20	—@
Goldman Sachs International		$457	CHF	434	9/17/20	2
Goldman Sachs International		$632	EUR	562	9/17/20	(— @ )
Goldman Sachs International		$71	JPY	7,627	9/17/20	(1)
JPMorgan Chase Bank NA	AUD	46		$32	9/3/20	(— @ )
JPMorgan Chase Bank NA	CAD	255		$187	9/3/20	(1)
JPMorgan Chase Bank NA	DKK	379		$57	9/3/20	(— @ )
JPMorgan Chase Bank NA	EUR	216		$245	9/3/20	2
JPMorgan Chase Bank NA	EUR	1,848		$2,079	9/3/20	(— @ )
JPMorgan Chase Bank NA	GBP	356	EUR	395	9/3/20	3
JPMorgan Chase Bank NA		$6,922	JPY	754,069	9/3/20	67
JPMorgan Chase Bank NA		$49	NOK	454	9/3/20	(1)
JPMorgan Chase Bank NA	CAD	993		$729	9/17/20	(2)
JPMorgan Chase Bank NA	EUR	2,303		$2,594	9/17/20	2
JPMorgan Chase Bank NA	NOK	474		$49	9/17/20	—@
JPMorgan Chase Bank NA		$353	GBP	281	9/17/20	(5)
JPMorgan Chase Bank NA	ZAR	10		$1	9/17/20	—@
State Street Bank and Trust Co.	AUD	980		$676	9/17/20	(1)
UBS AG	GBP	190		$235	9/3/20	—@
UBS AG	JPY	56,557		$526	9/3/20	2
UBS AG		$47	MXN	1,048	9/3/20	(2)
UBS AG		$113	NZD	176	9/3/20	—@
UBS AG	DKK	370		$56	9/17/20	(— @ )
UBS AG	EUR	120		$135	9/17/20	—@
UBS AG	GBP	1,346		$1,666	9/17/20	(2)
UBS AG	HKD	2,267		$292	9/17/20	(— @ )
UBS AG	JPY	16,124		$150	9/17/20	1
UBS AG	JPY	8,682		$81	9/17/20	1
UBS AG	JPY	201,255		$1,868	9/17/20	2
UBS AG	MXN	2,407		$107	9/17/20	3
UBS AG	TRY	440		$62	9/17/20	(1)
UBS AG		$234	AUD	342	9/17/20	2
UBS AG		$284	CHF	268	9/17/20	(— @ )
UBS AG		$2,743	CHF	2,602	9/17/20	10
UBS AG		$770	EUR	684	9/17/20	(— @ )
UBS AG		$641	GBP	518	9/17/20	1
UBS AG		$1,334	GBP	1,061	9/17/20	(19)
UBS AG		$209	HKD	1,623	9/17/20	(— @ )
UBS AG	ZAR	530		$30	9/17/20	—@
						$17

Futures Contracts:
The Fund had the following futures contracts open at June 30, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	39	Aug-20		$4	$7,022	$240
Euro Stoxx 50 (Germany)	40	Sep-20	EUR	—@	1,448	30
MSCI Emerging Market E Mini (United States)	134	Sep-20		$7	6,604	243
NYMEX WTI Crude Oil Futures (United States)	25	Nov-21		25	1,021	(4)
S&P 500 E Mini Index (United States)	130	Sep-20		6	20,086	435
SGX MSCI Singapore (Singapore)	37	Jul-20	SGD	4	786	(11)
U.S. Treasury 2 yr. Note (United States)	13	Sep-20		$2,600	2,871	—@

Short:
German Euro BTP (Germany)	48	Sep-20	EUR	(4,800)	(7,759)	(145)
NIKKEI 225 Index (Japan)	16	Sep-20	JPY	(8)	(1,651)	(2)
TOPIX Index (Japan)	25	Sep-20		(250)	(3,608)	144
U.S. Treasury 10 yr. Note (United States)	57	Sep-20		$(5,700)	(7,933)	(—@ )
U.S. Treasury 5 yr. Note (United States)	17	Sep-20		(1,700)	(2,138)	(7)
U.S. Treasury Ultra Bond (United States)	17	Sep-20		(1,700)	(3,709)	34
U.S. Treasury Ultra Long Bond (United States)	27	Sep-20		(2,700)	(4,252)	(15)
						$942

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Credit Default Swap Agreement:
The Fund had the following credit default swap agreement open at June 30, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC*
CDX.EM.32	NR	Buy	1.00%	Quarterly	12/20/24	$1,307	$46	$70	$(24)

Interest Rate Swap Agreements: The Fund had the following interest rate swap agreements open at June 30, 2020:
Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/ Quarterly	6/14/27	KRW	1,400,000	$74	$—	$74
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.24	Semi-Annual/ Quarterly	3/30/30		$1,286	28	—	28
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.27	Semi-Annual/ Quarterly	3/30/30		5,141	93	—	93
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.30	Semi-Annual/ Quarterly	3/30/30		1,286	20	—	20
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.18	Semi-Annual/ Quarterly	3/31/30		2,142	60	—	60
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.31	Semi-Annual/ Quarterly	4/28/30		790	12	—	12
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.37	Semi-Annual/ Quarterly	5/29/30		628	9	—	9
								$296	$—	$296

Total Return Swap Agreements: The Fund had the following total return swap agreements open at June 30, 2020:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20	$452	$(28)	$—	$(28)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20	13	(1)	—	(1)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20	1,174	(75)	—	(75)
BNP Paribas SA	MSCI Emerging Markets Index	Receive	3 Month USD LIBOR plus 0.28%	Quarterly	1/26/21	17,421	2,163	—	2,163
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	2/10/21	15,018	1,255	—	1,255
JPMorgan Chase Bank NA	Long SP500 Value Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21	6,868	(247)	—	(247)
JPMorgan Chase Bank NA	Long SP500 Value Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21	5,448	(143)	—	(143)
JPMorgan Chase Bank NA	Long SP500 Value Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21	5,472	(130)	—	(130)
JPMorgan Chase Bank NA	Long U.S. Value (SP1500) Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21	4,566	148	—	148

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

JPMorgan Chase Bank NA	Long U.S. Value (SP1500) Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		2,376	(1)	—	(1)
JPMorgan Chase Bank NA	Long U.S. Value (SP1500) Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		5,068	203	—	203
JPMorgan Chase Bank NA	Short SP500 Anti Value Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		3,073	22	—	22
JPMorgan Chase Bank NA	Short SP500 Anti Value Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		3,069	11	—	11
JPMorgan Chase Bank NA	Short SP500 Anti Value Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		3,068	30	—	30
JPMorgan Chase Bank NA	Short SP500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		2,847	41	—	41
JPMorgan Chase Bank NA	Short SP500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		2,840	24	—	24
JPMorgan Chase Bank NA	Short SP500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		2,852	29	—	29
JPMorgan Chase Bank NA	Short U.S. Low Vol (SP1500) Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		2,370	7	—	7
JPMorgan Chase Bank NA	Short U.S. Low Vol (SP1500) Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		4,663	(71)	—	(71)
JPMorgan Chase Bank NA	Short U.S. Low Vol (SP1500) Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	5/14/21		4,899	(144)	—	(144)
JPMorgan Chase Bank NA	Long EMU Value index††	Receive	3 Month EUR EURIBOR plus 0.14%	Quarterly	6/16/21	EUR	2,634	(83)	—	(83)

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

JPMorgan Chase Bank NA	Long EMU Value Index††	Receive	3 Month EUR EURIBOR plus 0.14%	Quarterly	6/16/21	2,523	— @	—	— @
JPMorgan Chase Bank NA	Short EMU Anti Value Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	6/16/21	2,638	(6)	—	(6)
JPMorgan Chase Bank NA	Short EMU Low Vol Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	6/16/21	2,583	(57)	—	(57)
							$2,947	$—	$2,947

††   See tables below for details of the equity basket holdings underlying the swap.

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index
Bank of America Corp.	308,343	$7,323	20.76%
CIT Group, Inc.	3,298	68	0.19
Citigroup, Inc.	79,236	4,049	11.48
Citizens Financial Group	15,687	396	1.12
Comerica, Inc.	5,287	201	0.57
East West Bancorp, Inc.	4,961	180	0.51
Fifth Third Bancorp, Inc.	25,079	484	1.37
First Republic Bank	5,750	609	1.73
Huntington Bancshares, Inc.	35,695	323	0.91
JPMorgan Chase & Co.	110,953	10,436	29.57
KeyCorp	34,389	419	1.19
M & T Bank Corp.	4,440	462	1.31
People's United Financial	13,619	158	0.45
PNC Financial Services Group	15,425	1,623	4.60
Regions Financial Corp.	34,597	385	1.09
Signature Bank	1,907	204	0.58
SVB Financial Group	1,793	386	1.10
Truist Financial Corp.	45,852	1,722	4.88
US Bancorp	51,605	1,900	5.39
Wells Fargo & Co.	146,120	3,741	10.60
Zions Bancorp NA	6,245	212	0.60
Total		$35,281	100.00%

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with Long SP500 Value Index as of June  30, 2020:

Security Description	Shares	Value (000)	Index Weight
Long SP500 Value Index
AES Corp.	7,427	$108	1.14%
Alliance Data Systems Corp.	1,911	86	0.90
Allstate Corp.	527	51	0.54
American International Group	3,047	95	1.00
AmerisourceBergen Corp.	1,024	103	1.08
Anthem, Inc.	379	100	1.05
Archer-Daniels-Midland Co.	2,489	99	1.04
Baker Hughes Co.	6,024	93	0.97
Bank Of New York Mellon Corp.	2,620	101	1.06
Biogen, Inc.	360	96	1.01
BorgWarner, Inc.	3,019	107	1.12
Cardinal Health, Inc.	1,861	97	1.02
Carrier Global Corp.	2,366	53	0.55
CBRE Group Inc - A	2,097	95	0.99
Centene Corp.	1,583	101	1.05
CenterPoint Energy, Inc.	5,516	103	1.08
CenturyLink, Inc.	9,708	97	1.02
CF Industries Holdings, Inc.	3,293	93	0.97
Cigna Corp.	526	99	1.03
Cisco Systems, Inc.	2,183	102	1.07
Citigroup, Inc.	1,863	95	1.00
Cognizant Tech Solutions-A	1,832	104	1.09
CVS Health Corp.	1,547	101	1.05
Davita, Inc.	1,285	102	1.07
Delta Air Lines, Inc.	3,241	91	0.95
Devon Energy Corp.	7,628	86	0.91
Discovery, Inc. - A	4,557	96	1.01
Discovery, Inc. - C	5,065	98	1.02
Dow, Inc.	2,401	98	1.03
DXC Technology Co.	6,254	103	1.08
Eastman Chemical Co.	1,418	99	1.03
Edison International	1,676	91	0.95
Exelon Corp.	2,629	95	1.00
FedEx Corp.	748	105	1.10
Fifth Third Bancorp, Inc.	4,603	89	0.93
General Dynamics Corp.	650	97	1.02
General Motors Co.	3,652	92	0.97
Hanesbrands, Inc.	8,384	95	0.99
Harley-Davidson, Inc.	3,991	95	0.99
Hartford Financial SVCS Group	2,445	94	0.99
Hewlett Packard Enterprise	9,745	95	0.99
Host Hotels & Resorts, Inc.	7,919	85	0.90
Howmet Aerospace, Inc.	6,661	106	1.11
HP, Inc.	5,881	103	1.07
Huntington Ingalls Industries	547	95	1.00
Intel Corp.	1,680	100	1.05
International Paper Co.	2,841	100	1.05
Interpublic Group Of Cos, Inc.	2,927	50	0.53
Intl Business Machines Corp.	811	98	1.03
Invesco Ltd.	9,107	98	1.03

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

JM Smucker Co. (The)	939	99	1.04
Johnson Controls International	2,863	98	1.02
Juniper Networks, Inc.	4,163	95	1.00
Kimco Realty Corp.	7,180	92	0.97
Kinder Morgan, Inc.	3,270	50	0.52
Kohls Corp.	4,087	85	0.89
Kraft Heinz Co. (The)	3,100	99	1.04
Kroger Co.	3,119	106	1.11
Lennar Corp. - A	1,587	98	1.02
Lincoln National Corp.	2,389	88	0.92
Lyondellbasell Indu - Class A	1,469	97	1.01
Metlife, Inc.	2,622	96	1.00
Micron Technology, Inc.	1,988	102	1.07
Mohawk Industries, Inc.	1,033	105	1.10
Molson Coors Beverage Co. - B	2,549	88	0.92
Mylan N.V.	6,289	101	1.06
NetApp, Inc.	2,287	101	1.06
Newell Brands, Inc.	6,449	102	1.07
Nielsen Holdings PLC	6,679	99	1.04
NRG Energy, Inc.	3,005	98	1.03
Oneok, Inc.	2,642	88	0.92
Perrigo Co. PLC	1,897	105	1.10
Pfizer, Inc.	1,564	51	0.54
Phillips 66	1,317	95	0.99
PPL Corp.	3,732	96	1.01
Principal Financial Group	2,295	95	1.00
Pultegroup, Inc.	2,777	95	0.99
PVH Corp.	1,930	93	0.97
Quanta Services, Inc.	2,617	103	1.08
Seagate Technology	1,963	95	1.00
Simon Property Group Inc.	1,343	92	0.96
Sl Green Realty Corp.	1,887	93	0.97
Snap-on, Inc.	739	102	1.07
Synchrony Financial	4,032	89	0.94
Tapestry, Inc.	6,768	90	0.94
Te Connectivity Ltd.	1,234	101	1.05
Textron, Inc.	2,900	95	1.00
Tyson Foods, Inc. - Class A	1,564	93	0.98
United Airlines Holdings, Inc.	2,523	87	0.92
United Rentals, Inc.	641	96	1.00
Universal Health Services - B	995	92	0.97
Unum Group	5,777	96	1.00
Viacomcbs, Inc. - Class B	4,194	98	1.03
Vornado Realty Trust	2,450	94	0.98
Wabtec Corp.	1,613	93	0.97
Walgreens Boots Alliance, Inc.	2,407	102	1.07
Wells Fargo & Co.	3,557	91	0.95
Western Digital Corp.	2,281	101	1.06
Western Union Co.	4,613	100	1.05
Westrock Co.	3,507	99	1.04
Xerox Holdings Corp.	5,834	89	0.93
		$9,543	100.00%

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with Long U.S. Value (SP1500) Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Long U.S. Value (SP1500) Index
AAR Corp.	2,576	$53	0.54%
Acuity Brands, Inc.	604	58	0.58
Advansix, Inc.	3,502	41	0.41
Alexion Pharmaceuticals, Inc.	462	52	0.52
Alliance Data Systems Corp.	1,139	51	0.52
American Equity Invt Life Hl	2,326	57	0.58
American International Group	1,698	53	0.53
American Woodmark Corp.	749	57	0.57
Apogee Enterprises, Inc.	2,474	57	0.57
Arcbest Corp.	2,072	55	0.55
Archer-Daniels-Midland Co.	1,350	54	0.54
Archrock, Inc.	8,821	57	0.58
Atlas Air Worldwide Holdings	1,334	57	0.58
Autonation, Inc.	1,412	53	0.53
AZZ, Inc.	1,599	55	0.55
Baker Hughes Co.	3,517	54	0.54
Bank Of New York Mellon Corp.	1,401	54	0.54
Big Lots, Inc.	1,598	67	0.67
Biogen, Inc.	204	55	0.55
Bonanza Creek Energy, Inc.	3,266	48	0.49
Brinker International, Inc.	2,365	57	0.57
Brixmor Property Group, Inc.	4,198	54	0.54
Brunswick Corp.	858	55	0.55
Cadence Bancorp	5,786	51	0.52
Caleres, Inc.	6,673	56	0.56
Callon Petroleum Co.	38,286	44	0.44
Capri Holdings Ltd.	3,421	53	0.54
Cardinal Health, Inc.	1,003	52	0.53
Cardtronics PLC - A	2,246	54	0.54
Carnival Corp.	3,133	51	0.52
Cato Corp. - Class A	3,174	26	0.26
CenterPoint Energy, Inc.	2,991	56	0.56
Central Garden And Pet Co. - A	1,708	58	0.58
Century Communities, Inc.	1,771	54	0.55
CenturyLink, Inc.	5,319	53	0.54
Chart Industries, Inc.	1,285	62	0.63
Cheesecake Factory, Inc. (The)	2,395	55	0.55
Cigna Corp.	57	11	0.11
Citigroup, Inc.	1,037	53	0.53
Citizens Financial Group	2,123	54	0.54
Cno Financial Group, Inc.	3,524	55	0.55
Commercial Metals Co.	2,623	54	0.54
Computer Programs & Systems	1,214	28	0.28
Comtech Telecommunications	3,223	54	0.55
Conn's Inc	5,952	60	0.60
Consol Energy, Inc.	7,596	39	0.39
Cooper-Standard Holding	2,941	39	0.39
Corecivic, Inc.	5,345	50	0.50
Crane Co.	973	58	0.58
Customers Bancorp, Inc.	3,238	39	0.39

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Cvs Health Corp.	840	55	0.55
Dana, Inc.	4,525	55	0.55
Darling Ingredients, Inc.	2,238	55	0.55
Dave & Buster'S Entertainment	3,680	49	0.49
Deluxe Corp.	2,390	56	0.57
Designer Brands, Inc. - Class A	7,927	54	0.54
Diamondrock Hospitality Co.	9,504	53	0.53
Diodes, Inc.	1,079	55	0.55
Discovery, Inc. - C	2,715	52	0.53
Donnelley Financial Solution	2,510	21	0.21
Dxc Technology Co.	3,485	58	0.58
Eastman Chemical Co.	779	54	0.55
Ebay, Inc.	1,098	58	0.58
Ebix, Inc.	2,357	53	0.53
Edgewell Personal Care Co.	1,914	60	0.60
Endo International PLC	15,293	52	0.53
Enova International, Inc.	3,726	55	0.56
Exelon Corp.	1,437	52	0.52
Fifth Third Bancorp, Inc.	2,568	50	0.50
First Financial Bancorp	3,946	55	0.55
First Horizon National Corp.	5,236	52	0.52
First Solar, Inc.	1,084	54	0.54
Fnb Corp.	7,122	53	0.54
Garrett Motion, Inc.	8,798	49	0.49
Genworth Financial, Inc. - Class A	20,763	48	0.48
Geo Group, Inc. (The)	4,429	52	0.53
G-Iii Apparel Group Ltd.	4,059	54	0.54
Gms, Inc.	2,354	58	0.58
Graham Holdings Co. - Class B	166	57	0.57
Greenbrier Companies, Inc.	2,394	54	0.55
Greif, Inc. - Class A	1,623	56	0.56
Group 1 Automotive, Inc.	826	54	0.55
Hartford Financial SVCS Group	1,380	53	0.54
Heidrick & Struggles International	2,133	46	0.46
Herman Miller, Inc.	2,231	53	0.53
Hologic, Inc.	978	56	0.56
Hope Bancorp, Inc.	5,874	54	0.54
Howmet Aerospace, Inc.	3,685	58	0.59
Ichor Holdings Ltd.	2,292	61	0.61
Insight Enterprises, Inc.	1,099	54	0.54
Integer Holdings, Corp.	731	53	0.54
Integra Lifesciences Holding	1,125	53	0.53
Intel Corp.	180	11	0.11
Interface, Inc.	6,568	53	0.54
Intl Business Machines Corp.	446	54	0.54
Invesco Ltd.	4,765	51	0.52
Istar, Inc.	4,214	52	0.52
J2 Global, Inc.	146	9	0.09
Kelly Services, Inc. - A	2,683	42	0.43
Koppers Holdings, Inc.	2,228	42	0.42
Kraton Corp.	3,336	58	0.58
Lannett Co., Inc.	7,227	52	0.53
Lantheus Holdings, Inc.	3,861	55	0.56
Laredo Petroleum, Inc.	3,463	48	0.48
Lyondellbasell Indu - Class A	809	53	0.54
M/I Homes, Inc.	1,611	55	0.56
Macerich Co. (The)	6,066	54	0.55
Marcus Corp.	3,733	50	0.50

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Mastec, Inc.	1,189	53	0.54
Matrix Service Co.	2,543	25	0.25
Mdu Resources Group, Inc.	2,504	56	0.56
Medtronic PLC	116	11	0.11
Meredith Corp.	3,458	50	0.51
Meridian Bioscience, Inc.	2,742	64	0.64
Meritor, Inc.	2,709	54	0.54
Meta Financial Group, Inc.	2,969	54	0.54
Metlife, Inc.	1,462	53	0.54
Micron Technology, Inc.	1,055	54	0.55
Minerals Technologies, Inc.	1,180	55	0.56
Molson Coors Beverage Co. - B	1,422	49	0.49
Moog, Inc.- Class A	1,101	58	0.59
Mts Systems Corp.	3,174	56	0.56
Mylan N.V.	3,280	53	0.53
MYR Group, Inc.	1,126	36	0.36
Natus Medical, Inc.	2,557	56	0.56
Navient Corp.	7,029	49	0.50
Netgear, Inc.	2,120	55	0.55
NRG Energy, Inc.	1,581	51	0.52
Oge Energy Corp.	1,750	53	0.53
Oracle Corp.	196	11	0.11
Oshkosh Corp.	744	53	0.54
Owens & Minor, Inc.	7,603	58	0.58
Pebblebrook Hotel Trust	3,952	54	0.54
Penn Virginia Corp.	4,850	46	0.47
Perspecta, Inc.	2,284	53	0.53
Photronics, Inc.	4,868	54	0.55
Pilgrim'S Pride Corp.	3,019	51	0.51
Plantronics, Inc.	3,949	58	0.58
Pra Health Sciences, Inc.	564	55	0.55
Principal Financial Group	1,309	54	0.55
Progress Software Corp.	1,436	56	0.56
Propetro Holding Corp.	9,797	50	0.51
Quinstreet, Inc.	4,792	50	0.50
Renewable Energy Group, Inc.	1,925	48	0.48
Resideo Technologies, Inc.	4,618	54	0.54
Ring Energy, Inc.	8,456	10	0.10
RPT Realty	7,892	55	0.55
Sabra Health Care REIT, Inc.	3,754	54	0.54
Sanmina Corp.	2,139	54	0.54
Scansource, Inc.	1,593	38	0.39
Schweitzer-Mauduit International, Inc.	1,799	60	0.60
Select Medical Holdings Corp.	3,751	55	0.56
Service Properties Trust	6,591	47	0.47
Signet Jewelers Ltd.	4,521	46	0.47
Simmons First National Corp. - Class A	3,128	54	0.54
Skywest, Inc.	1,652	54	0.54
Sl Green Realty Corp.	1,036	51	0.51
Smart Global Holdings, Inc.	2,070	56	0.57
Spartannash Co.	2,885	61	0.62
Standex International Corp.	713	41	0.41
Sterling Bancorp	4,418	52	0.52
Summit Hotel Properties, Inc.	8,938	53	0.53
Suncoke Energy, Inc.	10,948	32	0.33
Sykes Enterprises, Inc.	2,015	56	0.56
Syneos Health, Inc.	987	58	0.58
Synnex Corp.	519	62	0.63

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Synovus Financial Corp.	2,512	52	0.52
Tanger Factory Outlet Center	7,571	54	0.54
Timken Co.	1,220	56	0.56
Toll Brothers, Inc.	1,667	54	0.55
Tri Pointe Group, Inc.	3,834	56	0.57
Tyson Foods, Inc. - Class A	879	52	0.53
UGI Corp.	1,688	54	0.54
United Therapeutics Corp.	91	11	0.11
Universal Health Services - B	562	52	0.52
Unum Group	3,290	55	0.55
Urban Edge Properties	4,989	59	0.60
Vanda Pharmaceuticals, Inc.	4,606	53	0.53
Varex Imaging Corp.	3,552	54	0.54
Vera Bradley, Inc.	3,455	15	0.15
Veritiv Corp.	1,022	17	0.17
Viacomcbs, Inc. - Class B	2,298	54	0.54
Virtus Investment Partners	471	55	0.55
Wabash National Corp.	5,542	59	0.59
Waddell & Reed Financial - A	3,499	54	0.55
Walgreens Boots Alliance, Inc.	1,248	53	0.53
Walker & Dunlop, Inc.	1,087	55	0.56
Warrior Met Coal, Inc.	3,447	53	0.53
Weingarten Realty Investors	2,865	54	0.55
Wells Fargo & Co.	1,974	51	0.51
Werner Enterprises, Inc.	1,275	56	0.56
Westrock Co.	1,972	56	0.56
Whitestone REIT	5,535	40	0.40
Wyndham Destinations, Inc.	1,775	50	0.50
Xerox Holdings Corp.	3,286	50	0.51
Xperi Holding Corp.	3,990	59	0.59
Total		$9,938	100.00%

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with Short SP500 Anti Value Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Short SP500 Anti Value Index
Abiomed, Inc.	397	$96	0.97%
Adobe, Inc.	241	105	1.05
Advanced Micro Devices	1,818	96	0.96
Air Products & Chemicals, Inc.	416	100	1.01
Alexandria Real Estate Equities	585	95	0.95
Align Technology, Inc.	374	103	1.03
Amazon.Com, Inc.	38	104	1.05
American Tower Corp.	374	97	0.97
American Water Works Co., Inc.	764	98	0.99
Ansys, Inc.	350	102	1.03
Aon PLC - Class A	532	102	1.03
Apache Corp.	6,795	92	0.92
Arthur J Gallagher & Co.	1,035	101	1.01
Autodesk, Inc.	411	98	0.99
Ball Corp.	1,411	98	0.99
Blackrock, Inc.	180	98	0.98
Boeing Co. (The)	501	92	0.92
Booking Holdings, Inc.	59	94	0.95
Brown-Forman Corp. - Class B	1,498	95	0.96
Cadence Design Sys, Inc.	1,076	103	1.04
Cboe Global Markets, Inc.	976	91	0.92
Chipotle Mexican Grill, Inc.	96	101	1.02
Cintas Corp.	362	96	0.97
Clorox Company	474	104	1.05
Cme Group, Inc.	562	91	0.92
Colgate-Palmolive Co.	1,347	99	0.99
Copart, Inc.	1,121	93	0.94
Costco Wholesale Corp.	329	100	1.00
Crown Castle Intl Corp.	584	98	0.98
Dexcom, Inc.	252	102	1.03
Domino'S Pizza, Inc.	264	98	0.98
Ecolab, Inc.	480	96	0.96
Edwards Lifesciences Corp.	1,410	97	0.98
Equifax, Inc.	583	100	1.01
Equinix, Inc.	142	100	1.00
Estee Lauder Companies - Class A	505	95	0.96
Eversource Energy	1,176	98	0.98
Fastenal Co.	2,368	101	1.02
First Republic Bank	891	94	0.95
Firstenergy Corp.	2,444	95	0.95
Fortinet, Inc.	724	99	1.00
Freeport-Mcmoran, Inc.	9,185	106	1.07
Hess Corp.	1,896	98	0.99
Hilton Worldwide Holdings In	1,265	93	0.93
IDEX Corp.	639	101	1.01
Idexx Laboratories, Inc.	317	105	1.05
Illinois Tool Works	584	102	1.03
Illumina, Inc.	279	103	1.04
Incyte Corp.	1,036	108	1.07
Intercontinental Exchange In	1,046	96	0.96

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Intuit, Inc.	343	102	1.02
Intuitive Surgical, Inc.	172	98	0.99
Jack Henry & Associates, Inc.	563	104	1.04
Linde PLC	475	101	1.01
Live Nation Entertainment In	2,012	89	0.90
Marathon Petroleum Corp.	2,562	96	0.96
Marketaxess Holdings, Inc.	198	99	1.00
Marriott International -Class A	1,053	90	0.91
Marsh & Mclennan Cos	922	99	1.00
Mastercard, Inc. - A	325	96	0.97
Mccormick & Co-Non Vtg Shrs	572	103	1.03
Mcdonald'S Corp.	520	96	0.96
Mettler-Toledo International	126	102	1.02
Monster Beverage Corp.	1,425	99	0.99
Moody'S Corp.	361	99	1.00
Msci, Inc.	307	102	1.03
Nasdaq, Inc.	835	100	1.00
National Oilwell Varco, Inc.	7,628	93	0.94
Netflix, Inc.	227	103	1.04
Nextera Energy, Inc.	399	96	0.96
Nike, Inc. -Class B	1,000	98	0.99
Nvidia Corp.	273	104	1.04
Old Dominion Freight Line	610	103	1.04
Otis Worldwide Corp.	1,711	97	0.98
Paycom Software, Inc.	317	98	0.99
Paypal Holdings, Inc.	614	107	1.08
Resmed, Inc.	586	112	1.12
Rockwell Automation, Inc.	463	99	0.99
Rollins, Inc.	2,337	99	1.00
Roper Technologies, Inc.	248	96	0.97
S&P Global, Inc.	305	100	1.01
Salesforce.Com, Inc.	549	103	1.03
Sba Communications Corp.	328	98	0.98
Schlumberger Ltd.	5,064	93	0.94
Servicenow, Inc.	248	101	1.01
Sherwin-Williams Co. (The)	172	99	1.00
Starbucks Corp.	1,272	94	0.94
T-Mobile Us, Inc.	962	100	1.01
Transdigm Group, Inc.	213	94	0.95
UDR, Inc.	2,469	92	0.93
Under Armour, Inc. - Class A	9,557	93	0.94
Under Armour, Inc. - Class C	10,669	94	0.95
Verisign, Inc.	477	99	0.99
Verisk Analytics, Inc.	595	101	1.02
Visa, Inc.-Class A Shares	513	99	1.00
Wec Energy Group, Inc.	1,090	96	0.96
West Pharmaceutical Services	470	107	1.07
Wynn Resorts Ltd.	1,094	81	0.82
Xcel Energy, Inc.	1,553	97	0.98
Yum! Brands, Inc.	1,078	94	0.94
Zoetis, Inc.	727	100	1.00
Total		$9,944	100.00%

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with Short SP500 Low Vol Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Short SP500 Low Vol Index
Abbott Laboratories	1,173	$107	1.09%
Accenture PLC - Class A	515	111	1.12
Aflac, Inc.	2,818	102	1.03
Air Products & Chemicals, Inc.	442	107	1.08
Akamai Technologies, Inc.	1,052	113	1.15
Alexandria Real Estate Equities	622	101	1.02
Alphabet, Inc. - Class A	73	103	1.05
Alphabet, Inc.-Class C	73	103	1.05
Ameren Corp.	1,451	102	1.03
American Tower Corp.	398	103	1.04
Aon PLC-Class A	566	109	1.10
Arthur J Gallagher & Co.	1,101	107	1.09
Atmos Energy Corp.	1,029	103	1.04
Automatic Data Processing	694	103	1.05
Autozone, Inc.	92	104	1.06
Ball Corp.	1,500	104	1.06
Berkshire Hathaway, Inc.-Class B	577	103	1.04
Booking Holdings, Inc.	63	100	1.02
C.H. Robinson Worldwide, Inc.	1,348	107	1.08
Cabot Oil & Gas Corp.	5,451	94	0.95
Cerner Corp.	1,516	104	1.05
Chevron Corp.	1,119	100	1.01
Cme Group, Inc.	598	97	0.98
Cms Energy Corp.	1,780	104	1.05
Coca-Cola Co. (The)	2,251	101	1.02
Colgate-Palmolive Co.	1,432	105	1.06
Comcast Corp. - Class A	2,648	103	1.05
Crown Castle Intl Corp.	621	104	1.05
Danaher Corp.	602	106	1.08
Dollar General Corp.	551	105	1.06
Duke Realty Corp.	2,852	101	1.02
Ecolab, Inc.	510	102	1.03
Eli Lilly & Co.	643	106	1.07
Eversource Energy	1,250	104	1.06
Expeditors Intl Wash, Inc.	1,423	108	1.10
Extra Space Storage, Inc.	1,078	100	1.01
Exxon Mobil Corp	2,184	98	0.99
Fidelity National Info Serv	749	100	1.02
Fiserv, Inc.	1,019	99	1.01
Garmin Ltd.	1,107	108	1.09
Hershey Co. (The)	794	103	1.04
Hilton Worldwide Holdings In	1,345	99	1.00
Home Depot, Inc.	421	105	1.07
Honeywell International, Inc.	706	102	1.03
IDEX Corp.	679	107	1.09
IHS Markit Ltd.	1,457	110	1.11
Illinois Tool Works	621	109	1.10
Intercontinental Exchange In	1,112	102	1.03
Intuit, Inc.	365	108	1.10
Jack Henry & Associates, Inc.	598	110	1.12

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Johnson & Johnson	729	102	1.04
Kimberly-Clark Corp.	748	106	1.07
Leidos Holdings, Inc.	1,050	98	1.00
Linde PLC	505	107	1.09
Marsh & Mclennan Cos	980	105	1.07
Mastercard, Inc. - A	346	102	1.04
Mcdonald'S Corp.	553	102	1.03
Medtronic PLC	1,102	101	1.02
Merck & Co., Inc.	1,368	106	1.07
Microsoft Corp.	544	111	1.12
Mondelez International, Inc. - A	2,002	102	1.04
Nasdaq, Inc.	888	106	1.08
Nextera Energy, Inc.	424	102	1.03
Nike, Inc. - Class B	1,063	104	1.06
Northrop Grumman Corp.	324	100	1.01
Omnicom Group	1,868	102	1.03
Oracle Corp.	1,928	107	1.08
Packaging Corp Of America	1,043	104	1.06
Paychex, Inc.	1,377	104	1.06
Pepsico, Inc.	799	106	1.07
Procter & Gamble Co. (The)	891	107	1.08
Progressive Corp.	1,309	105	1.06
Public Storage	529	102	1.03
Republic Services, Inc.	1,272	104	1.06
Resmed, Inc.	623	120	1.22
Rollins, Inc.	2,484	105	1.07
Roper Technologies, Inc.	264	103	1.04
Ross Stores, Inc.	1,078	92	0.93
S&P Global, Inc.	324	107	1.08
Sherwin-Williams Co. (The)	183	106	1.07
Starbucks Corp.	1,352	100	1.01
Steris PLC	680	104	1.06
Stryker Corp	550	99	1.00
Tjx Companies, Inc.	1,895	96	0.97
T-Mobile US, Inc.	1,023	107	1.08
Trane Technologies PLC	1,148	102	1.04
Verisign, Inc.	508	105	1.06
Verisk Analytics, Inc.	633	108	1.09
Visa, Inc.-Class A Shares	546	105	1.07
Walt Disney Co. (The)	889	99	1.00
Waste Management, Inc.	996	105	1.07
Wec Energy Group, Inc.	1,159	102	1.03
Williams Cos, Inc.	5,437	103	1.05
Wr Berkley Corp	1,798	103	1.04
Zoetis, Inc.	773	106	1.07
Total		$9,868	100.00%

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with Short U.S. Low Vol (SP1500) Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Short U.S. Low Vol (SP1500) Index
Abbott Laboratories	582	$53	0.53%
Adobe, Inc.	120	52	0.52
Agilent Technologies, Inc.	594	53	0.53
Air Products & Chemicals, Inc.	222	54	0.54
Akamai Technologies, Inc.	518	55	0.55
Alexandria Real Estate Equities	312	51	0.51
Allstate Corp.	541	53	0.53
Ameren Corp.	745	52	0.52
American Express Co.	529	50	0.50
American Tower Corp.	199	51	0.51
Amerisafe, Inc.	879	54	0.54
Amerisourcebergen Corp.	517	52	0.52
Ametek, Inc.	589	53	0.53
Amgen, Inc.	225	53	0.53
Amphenol Corp. - Class A	539	52	0.52
Analog Devices, Inc.	436	54	0.54
Aptargroup, Inc.	489	55	0.55
Arthur J Gallagher & Co.	544	53	0.53
AT&T, Inc.	1,747	53	0.53
Atmos Energy Corp.	525	52	0.52
Autozone, Inc.	46	52	0.52
Badger Meter, Inc.	842	53	0.53
Baxter International, Inc.	626	54	0.54
Becton Dickinson And Co.	224	54	0.54
Booking Holdings, Inc.	32	51	0.51
Brady Corp. - Class A	1,105	52	0.52
Broadcom, Inc.	168	53	0.53
Brown & Brown, Inc.	1,270	52	0.52
C.H. Robinson Worldwide, Inc.	683	54	0.54
Cable One, Inc.	29	52	0.52
Cabot Oil & Gas Corp.	2,911	50	0.50
Carrier Global Corp.	2,313	51	0.51
CDW Corp.	453	53	0.53
Cerner Corp.	739	51	0.51
Chemed Corp.	116	52	0.52
Chevron Corp.	574	51	0.51
Cisco Systems, Inc.	1,165	54	0.54
City Holding Co.	840	55	0.55
Cme Group, Inc.	300	49	0.49
Cms Energy Corp.	895	52	0.52
Columbia Sportswear Co.	662	53	0.53
Comcast Corp. - Class A	1,368	53	0.53
Commerce Bancshares, Inc.	864	51	0.51
Community Bank System, Inc.	937	53	0.53
Conocophillips	1,207	51	0.51
Corning, Inc.	1,982	51	0.51
Costco Wholesale Corp.	175	53	0.53
Crown Castle Intl Corp.	316	53	0.53
Cvb Financial Corp.	2,826	53	0.53
Danaher Corp.	301	53	0.53

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Deckers Outdoor Corp.	262	51	0.51
Digital Realty Trust, Inc.	370	53	0.53
Dollar General Corp.	274	52	0.52
Domino'S Pizza, Inc.	137	51	0.51
Dorman Products, Inc.	771	52	0.52
Dril-Quip, Inc.	1,732	52	0.52
Dsp Group, Inc.	3,300	52	0.52
Duke Realty Corp.	1,484	53	0.53
Dunkin' Brands Group, Inc.	819	53	0.53
Easterly Government Properties	2,231	52	0.52
Eastgroup Properties, Inc.	439	52	0.52
Eaton Corp. PLC	604	53	0.53
Ecolab, Inc.	261	52	0.52
Emcor Group, Inc.	827	55	0.55
Equinix, Inc.	75	53	0.53
Estee Lauder Co. - Class A	274	52	0.52
Ethan Allen Interiors, Inc.	4,372	52	0.52
Eversource Energy	625	52	0.52
Extra Space Storage, Inc.	567	52	0.52
Exxon Mobil Corp.	1,133	51	0.51
Factset Research Systems, Inc.	170	56	0.56
Fidelity National Info Serv	379	51	0.51
First Finl Bankshares, Inc.	1,728	50	0.50
Firstcash, Inc.	791	53	0.53
Fiserv, Inc.	519	51	0.51
Flowers Foods, Inc.	2,347	52	0.53
Fmc Corp.	524	52	0.52
Fulton Financial Corp.	4,929	52	0.52
Garmin Ltd.	539	53	0.53
Gatx Corp.	856	52	0.52
Gentex Corp.	1,969	51	0.51
Gilead Sciences, Inc.	695	53	0.54
Glacier BanCorp., Inc.	1,477	52	0.52
Graco, Inc.	1,096	53	0.53
Hasbro, Inc.	719	54	0.54
Hawaiian Electric Industries	1,454	52	0.52
Heartland Express, Inc.	2,581	54	0.54
Helen Of Troy Ltd.	293	55	0.55
Henry Schein, Inc.	884	52	0.52
Heritage Financial Corp.	2,724	54	0.55
Hershey Co. (The)	403	52	0.52
Hilton Worldwide Holdings In	691	51	0.51
Home Depot, Inc.	211	53	0.53
Hp, Inc.	3,107	54	0.54
IDEX Corp.	343	54	0.54
IHS Markit Ltd	718	54	0.54
Illinois Tool Works	306	54	0.54
Intercontinental Exchange In	558	51	0.51
Intuit, Inc.	179	53	0.53
Jack Henry & Associates, Inc.	287	53	0.53
Jacobs Engineering Group, Inc.	614	52	0.52
Johnson & Johnson	367	52	0.52
Juniper Networks, Inc.	2,273	52	0.52
Kinder Morgan, Inc.	3,369	51	0.51
Kkr Real Estate Finance Trust	3,004	50	0.50
L3Harris Technologies, Inc.	286	48	0.48
Lennox International, Inc.	235	55	0.55
Life Storage, Inc.	554	53	0.53

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

LIncoln Electric Holdings	636	54	0.54
Linde PLC	250	53	0.53
Lindsay Corp.	594	55	0.55
Lowe'S Cos, Inc.	390	53	0.53
Marsh & Mclennan Cos	498	53	0.54
Maxim Integrated Products	868	53	0.53
Maximus, Inc.	768	54	0.54
Mcdonald's Corp.	281	52	0.52
Merck & Co., Inc.	685	53	0.53
Microsoft Corp.	262	53	0.53
Mid-America Apartment Communities	461	53	0.53
Mondelez International, Inc. - A	1,005	51	0.51
N B T BanCorp., Inc.	1,736	53	0.53
Nasdaq, Inc.	439	52	0.53
National Instruments Corp.	1,336	52	0.52
National Oilwell Varco, Inc.	4,453	55	0.55
National Storage Affiliates	1,832	53	0.53
Neenah, Inc.	1,060	52	0.52
Netscout Systems, Inc.	2,117	54	0.54
Newmarket Corp.	127	51	0.51
Newmont Corp.	903	56	0.56
Nextera Energy, Inc.	213	51	0.51
Nike, Inc. - Class B	529	52	0.52
Northfield BanCorp., Inc.	2,794	32	0.32
Northrop Grumman Corp.	167	51	0.51
Northwest Bancshares, Inc.	5,189	53	0.53
Nucor Corp.	1,243	51	0.52
NVR, Inc.	16	52	0.52
Old National BanCorp.	3,798	52	0.52
Omnicom Group	997	54	0.54
O'Reilly Automotive, Inc.	122	51	0.52
Paccar, Inc.	704	53	0.53
Pepsico, Inc.	401	53	0.53
Power Integrations, Inc.	440	52	0.52
Procter & Gamble Co. (The)	447	53	0.53
Progressive Corp.	651	52	0.52
Prologis, Inc.	568	53	0.53
Ps Business Parks, Inc.	397	53	0.53
Public Storage	276	53	0.53
Reliance Steel & Aluminum	546	52	0.52
Republic Services, Inc.	647	53	0.53
Resmed, Inc.	294	56	0.56
Rex American Resources Corp.	576	40	0.40
Rollins, Inc.	1,255	53	0.53
Ross Stores, Inc.	580	49	0.49
S&P Global, Inc.	161	53	0.53
Safety Insurance Group, Inc.	699	53	0.53
Seacor Holdings, Inc.	1,498	42	0.42
Service Corp. International	1,323	51	0.52
Sherwin-Williams Co. (The)	90	52	0.52
Sonoco Products Co.	1,026	54	0.54
Southside Bancshares, Inc.	1,912	53	0.53
Southwest Airlines Co.	1,531	52	0.52
Standard Motor Prods	1,298	53	0.54
Starbucks Corp.	698	51	0.51
Steris PLC	343	53	0.53
Stryker Corp.	284	51	0.51
Te Connectivity Ltd.	650	53	0.53

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Teledyne Technologies, Inc.	162	50	0.50
Texas Instruments, Inc.	420	53	0.53
Thermo Fisher Scientific, Inc.	149	54	0.54
Tiffany & Co.	431	53	0.53
TJX Companies, Inc.	996	50	0.50
Tompkins Financial Corp.	841	54	0.55
Tootsie Roll Inds	1,520	52	0.52
Toro Co.	794	53	0.53
Tractor Supply Company	404	53	0.53
Trane Technologies PLC	583	52	0.52
Tyler Technologies, Inc.	155	54	0.54
UDR, Inc.	1,393	52	0.52
Union Pacific Corp.	313	53	0.53
Unitedhealth Group, Inc.	180	53	0.53
Verisk Analytics, Inc.	314	54	0.54
Vertex Pharmaceuticals, Inc.	179	52	0.52
Visa, Inc. - Class A Shares	270	52	0.52
Walmart, Inc.	432	52	0.52
Waste Management, Inc.	507	54	0.54
Watsco, Inc.	299	53	0.53
Watts Water Technologies - A	648	52	0.53
Westamerica BanCorp.	962	55	0.55
Williams Cos, Inc.	2,692	51	0.51
Yum! Brands, Inc.	599	52	0.52
Zoetis, Inc.	384	53	0.53
Total		$9,989	100.00%

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with Long EMU Value Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Long EMU Value Index
Acs Actividades Cons Y Serv	7,278	$183	1.95%
Aercap Holdings N.V.	5,831	179	1.91
Atlantia SpA	11,800	190	2.01
Atos SE	2,512	214	2.27
Banco Bilbao Vizcaya Argenta	54,264	187	1.98
Banco Santander SA	73,967	181	1.92
Bayer AG-Reg	2,677	198	2.10
Bayerische Motoren Werke AG	3,053	195	2.07
Bayerische Motoren Werke-Pref	3,956	192	2.04
Bnp Paribas	4,813	191	2.03
Bollore	61,065	192	2.04
Bouygues SA	6,208	212	2.25
Capgemini SE	1,850	212	2.25
Carrefour SA	12,437	192	2.04
Casino Guichard Perrachon	5,020	186	1.97
CNP Assurances	15,511	179	1.90
Compagnie De Saint Gobain	5,705	205	2.18
Credit Agricole SA	20,958	198	2.11
EDF Energy	21,316	197	2.09
Eiffage	2,150	197	2.09
Engie	15,770	195	2.07
Fresenius Medical Care AG	2,335	200	2.12
Fresenius SE & Co. KGaA	4,073	202	2.14
Heidelbergcement AG	3,705	198	2.10
Hochtief AG	2,214	196	2.08
Ipsen	2,365	201	2.13
Klepierre	9,098	181	1.92
Koninklijke Ahold Delhaize N	7,463	203	2.16
Lanxess AG	3,712	196	2.08
Leonardo SpA	26,961	179	1.90
Metro AG	20,337	192	2.04
Naturgy Energy Group SA	10,495	195	2.07
Nn Group N.V.	5,890	198	2.10
Nokia Oyj	46,102	201	2.13
Omv AG	5,458	182	1.94
Peugeot SA	12,515	204	2.16
Porsche Automobil Holding SE	3,391	195	2.07
Proximus	8,852	180	1.91
Publicis Groupe	5,867	190	2.02
Raiffeisen Bank International	10,151	181	1.92
Repsol SA	19,635	172	1.82
Societe Generale SA	11,393	189	2.01
Solvay SA	2,407	193	2.05
Stora Enso Oyj	16,410	196	2.08
Telefonica SA	37,453	179	1.90
Unibail-Rodamco-Westfield	2,855	161	1.71
Uniper SE	6,335	204	2.17
Volkswagen AG	1,158	186	1.98
Volkswagen AG-Pref	1,256	190	2.02
Total		$9,419	100.00%

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with Short EMU Anti Value Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Short EMU Anti Value Index
ADP	1,809	$186	1.85%
Adyen N.V.	147	214	2.12
Air Liquide SA	1,441	208	2.07
Airbus SE	2,601	186	1.85
Amundi SA	2,663	209	2.07
Beiersdorf AG	1,818	206	2.05
Cellnex Telecom SA	3,510	214	2.13
Davide Campari-Milano SpA	23,984	202	2.01
Delivery Hero SE	2,098	214	2.13
Deutsche Bank AG-Registered	21,416	204	2.03
Deutsche Boerse AG	1,174	212	2.11
Deutsche Wohnen SE	4,482	201	2.00
Diasorin SpA	1,063	204	2.02
E.On SE	18,400	207	2.06
Elia Group SA	1,912	207	2.06
Ferrari N.V.	1,193	204	2.02
Ferrovial SA	7,083	189	1.88
Finecobank SpA	15,003	202	2.01
Galapagos N.V.	1,015	200	1.99
Gea Group AG	6,440	204	2.03
Getlink SE	13,727	198	1.97
Groupe Bruxelles Lambert SA	2,416	203	2.02
Hannover Rueck SE	1,136	196	1.95
Hermes International	243	203	2.02
Iberdrola SA	18,142	210	2.09
Iliad SA	1,094	213	2.12
Just Eat Takeaway	2,122	221	2.21
Knorr-Bremse AG	1,897	192	1.91
Koninklijke Dsm N.V.	1,510	209	2.08
L'Oreal	667	214	2.13
Muenchener Rueckver AG-Reg	790	205	2.04
Nemetschek SE	2,953	203	2.02
Pernod Ricard SA	1,253	197	1.96
Prosus N.V.	2,313	215	2.14
Sartorius AG-Vorzug	614	202	2.01
Sartorius Stedim Biotech	836	211	2.10
Scout24 AG	2,688	209	2.07
Symrise AG	1,893	220	2.20
Teamviewer AG	4,003	219	2.17
Teleperformance	832	211	2.10
Tenaris SA	28,121	182	1.81
Terna SpA	28,663	197	1.96
Ubisoft Entertainment	2,659	219	2.18
Umicore	4,239	200	1.99
Vonovia SE	3,348	205	2.04
Vopak	3,705	196	1.95
Wendel	2,113	201	2.00
Wolters Kluwer	2,703	211	2.10
Zalando SE	3,092	218	2.17
Total		$10,053	100.00%

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with Short EMU Low Vol Index as of June 30, 2020:

Security Description	Shares	Value (000)	Index Weight
Short EMU Low Vol Index
Aena Sme SA	1,328	$177	1.81%
Ageas	5,080	180	1.83
Air Liquide SA	1,424	205	2.09
Akzo Nobel N.V.	2,296	206	2.10
Allianz SE-Reg	959	196	2.00
Alstom	4,212	196	2.00
Asml Holding N.V.	581	213	2.17
Assicurazioni Generali	12,600	191	1.94
Axa SA	9,262	194	1.97
Cellnex Telecom SA	3,732	227	2.32
Dassault Systemes SA	1,174	203	2.06
Deutsche Boerse AG	1,169	212	2.16
Deutsche Telekom AG-Reg	11,833	199	2.02
Endesa SA	8,056	198	2.02
Essilorluxottica	1,481	190	1.94
Ferrovial SA	6,961	185	1.89
Grifols SA	6,417	195	1.99
Groupe Bruxelles Lambert SA	2,285	192	1.95
Hannover Rueck SE	1,118	193	1.96
Heineken Holding N.V.	2,315	189	1.93
Heineken N.V.	2,094	193	1.97
Hermes International	235	196	2.00
ICADE	2,586	180	1.84
Industria De Diseno Textiles	6,999	185	1.89
Koninklijke Dsm N.V.	1,547	214	2.18
Legrand SA	2,784	211	2.16
L'Oreal	676	217	2.21
Lvmh Moet Hennessy Louis Vui	455	199	2.03
Michelin	1,843	191	1.95
Muenchener Rueckver AG	760	198	2.01
Orange	16,288	195	1.98
Pernod Ricard SA	1,225	193	1.96
Prosus N.V.	2,367	220	2.24
Recordati SpA	4,333	216	2.20
Red Electrica Corporacion SA	10,763	201	2.05
Sanofi	1,987	202	2.06
Sap SE	1,489	208	2.12
Schneider Electric SE	1,889	210	2.14
Snam SpA	40,039	195	1.99
Symrise AG	1,885	219	2.23
Teleperformance	831	211	2.15
Terna SpA	29,065	200	2.04
Total SA	4,768	182	1.85
Ucb SA	2,011	233	2.38
Vinci SA	2,058	190	1.93
Vivendi	7,862	202	2.06
Vonovia SE	3,389	208	2.12
Vopak	3,698	196	1.99
Wolters Kluwer	2,663	208	2.12
Total		$9,814	100.00%

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR		Not rated.
BTP		Buoni del Tesoro Poliennali.
CPI		Consumer Price Index.
EURIBOR		Euro Interbank Offered Rate.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
NYMEX		New York Mercantile Exchange.
SGX		Singapore Exchange Ltd.
TOPIX		Tokyo Stock Price Index.
WTI		West Texas Intermediate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition
Classification	Percentage of Total Investments
Common Stocks	44.4%
Fixed Income Securities	39.8
Short-Term Investments	15.8
Other**	0.0	***
Total Investments	100.0	%****

**	Industries and/or investment types representing less than 5% of total investments.
***	Amount is less than 0.05%.
****

Does not include open long/short futures contracts with a value of approximately $70,888,000 and net unrealized appreciation of approximately $942,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $17,000. Also does not include open swap agreements with net unrealized depreciation of approximately $3,219,000.

Morgan Stanley Institutional Fund Trust
Discovery Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (93.2%)
Biotechnology (2.0%)
Alnylam Pharmaceuticals, Inc. (a)	68,492	$10,144
Exact Sciences Corp. (a)	163,709	14,233
Moderna, Inc. (a)	219,874	14,118
		38,495
Electronic Equipment, Instruments & Components (1.0%)
Cognex Corp.	324,354	19,370
Entertainment (5.9%)
Roku, Inc. (a)	152,412	17,761
Spotify Technology SA (a)	379,486	97,979
		115,740
Health Care Equipment & Supplies (3.5%)
DexCom, Inc. (a)	167,905	68,069
Health Care Providers & Services (1.6%)
Covetrus, Inc. (a)	411,228	7,357
Guardant Health, Inc. (a)	292,446	23,726
		31,083
Health Care Technology (4.4%)
Agilon Health Topco, Inc.(a)(b)(c) (acquisition cost — $2,693; acquired 11/7/18)	7,122	3,259
Veeva Systems, Inc., Class A (a)	348,344	81,659
		84,918
Information Technology Services (24.8%)
Adyen N.V. (Netherlands) (a)	24,003	34,972
MongoDB, Inc. (a)	342,196	77,453
Okta, Inc. (a)	373,005	74,687
Shopify, Inc., Class A (Canada) (a)	137,111	130,147
Square, Inc., Class A (a)	843,171	88,482
Twilio, Inc., Class A (a)	353,996	77,674
		483,415
Interactive Media & Services (7.4%)
Pinterest, Inc., Class A (a)	1,199,717	26,598
Snap, Inc., Class A (a)	1,325,775	31,142
Twitter, Inc. (a)	1,462,930	43,581
Zillow Group, Inc., Class C (a)	731,056	42,116
		143,437
Internet & Direct Marketing Retail (7.6%)
Chewy, Inc., Class A (a)(d)	1,167,751	52,187
Farfetch Ltd., Class A (a)	1,046,492	18,073
Overstock.com, Inc. (a)	581,892	16,543
Wayfair, Inc., Class A (a)	311,121	61,481
		148,284
Leisure Products (2.6%)
Peloton Interactive, Inc., Class A (a)	890,194	51,426

Morgan Stanley Institutional Fund Trust
Discovery Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Life Sciences Tools & Services (3.2%)
10X Genomics, Inc., Class A (a)	708,466	63,273
Metals & Mining (0.2%)
Royal Gold, Inc.	27,389	3,405
Oil, Gas & Consumable Fuels (0.2%)
Texas Pacific Land Trust	7,238	4,304
Semiconductors & Semiconductor Equipment (1.0%)
Teradyne, Inc.	230,789	19,504
Software (24.3%)
Alteryx, Inc., Class A (a)	396,236	65,094
Coupa Software, Inc. (a)	339,565	94,073
Datadog, Inc., Class A (a)	543,084	47,221
DocuSign, Inc. (a)	186,585	32,132
Slack Technologies, Inc., Class A (a)	2,072,749	64,442
Trade Desk, Inc. (The), Class A (a)	182,707	74,270
Zoom Video Communications, Inc., Class A (a)	379,987	96,342
		473,574
Specialty Retail (3.5%)
Carvana Co. (a)	560,032	67,316
Total Common Stocks (Cost $1,130,933)		1,815,613
Preferred Stocks (0.0%)
Internet & Direct Marketing Retail (0.0%)
Overstock.com, Inc. Series A-1 (d)(e) (Cost $337)	44,025	863
Short-Term Investments (6.5%)
Securities held as Collateral on Loaned Securities (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	63,182	63

	Face Amount (000)
Repurchase Agreements (0.0%)
HSBC Securities USA, Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $6; fully collateralized by a U.S. Government obligation; 0.50% due 3/15/23; valued at $6)	$6	6
Merrill Lynch & Co., Inc., (0.07%, dated 6/30/20, due 7/1/20; proceeds $11; fully collateralized by U.S. Government obligations; 1.38% - 3.88% due 9/30/20 - 8/15/40; valued at $11)	11	11
		17
Total Securities held as Collateral on Loaned Securities (Cost $80)		80

	Shares
Investment Company (6.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $126,596)	126,596,171	126,596
Total Short-Term Investments (Cost $126,676)		126,676

Morgan Stanley Institutional Fund Trust
Discovery Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Total Investments Excluding Purchased Options (99.7%) (Cost $1,257,946)	1,943,152
Total Purchased Options Outstanding (0.1%) (Cost $3,299)	1,032
Total Investments (99.8%) (Cost $1,261,245) Including $78 of Securities Loaned (g)(h)(i)	1,944,184
Other Assets in Excess of Liabilities (0.2%)	3,302
Net Assets (100.0%)	$1,947,486

(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2020 amounts to approximately $3,259,000 and represents 0.2% of net assets.
(c)	At June 30, 2020, the Fund held a fair valued security valued at approximately $3,259,000, representing 0.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2020, were approximately $78,000 and $80,000, respectively. The Fund received cash collateral of approximately $80,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2020.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2020, advisory fees paid were reduced by approximately $73,000 relating to the Fund's investment in the Liquidity Funds.
(g)	The approximate fair value and percentage of net assets, $34,972,000 and 1.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2020, the Fund engaged in cross-trade purchases of approximately $1,439,000.
(i)	At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $693,937,000 and the aggregate gross unrealized depreciation is approximately $10,998,000, resulting in net unrealized appreciation of approximately $682,939,000.

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at June 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan - 21	197,985,615	197,986	$505	$864	$(359)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	188,938,749	188,939	30	1,020	(990)
Royal Bank of Scotland	USD/CNH	CNH	8.48	May - 21	226,595,778	226,596	497	1,415	(918)
							$1,032	$3,299	$(2,267)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	24.9%
Software	24.4
Other**	23.2
Internet & Direct Marketing Retail	7.7
Interactive Media & Services	7.4
Short-Term Investments	6.5
Entertainment	5.9
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.7%)
Agency Adjustable Rate Mortgage (0.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%,
2.83%, 7/1/45	$63	$66
Agency Fixed Rate Mortgages (19.3%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.50%, 11/1/49	1,540	1,608
3.00%, 11/1/49 – 12/1/49	2,501	2,598
3.50%, 8/1/49	1,046	1,080
4.00%, 4/1/49 – 11/1/49	3,627	3,800
4.50%, 2/1/49	1,555	1,670
Gold Pools:
3.00%, 3/1/47 – 6/1/49	3,177	3,360
3.50%, 1/1/44 – 4/1/49	1,665	1,805
4.00%, 6/1/44 – 1/1/48	1,110	1,191
5.41%, 7/1/37 – 8/1/37	20	22
5.44%, 1/1/37 – 6/1/38	50	55
5.46%, 5/1/37 – 1/1/38	53	57
5.48%, 8/1/37 – 10/1/37	47	52
5.50%, 8/1/37 – 4/1/38	72	81
5.52%, 10/1/37	5	6
5.62%, 12/1/36 – 8/1/37	60	66
6.00%, 10/1/36 – 8/1/38	102	115
6.50%, 12/1/25 – 8/1/33	75	86
7.00%, 6/1/28 – 11/1/31	32	32
Federal National Mortgage Association,
Conventional Pools:
2.50%, 10/1/49 – 2/1/50	4,177	4,326
3.00%, 6/1/40 – 1/1/50	13,655	14,268
3.50%, 8/1/45 – 11/1/49	10,213	10,748
4.00%, 11/1/41 – 9/1/49	7,571	8,113
4.50%, 3/1/41 – 8/1/49	3,304	3,574
5.00%, 3/1/41	178	205
5.50%, 6/1/35 – 1/1/37	52	59
5.62%, 12/1/36	31	34
6.50%, 4/1/24 – 1/1/34	715	799
7.00%, 5/1/24 – 12/1/33	124	133
9.50%, 4/1/30	55	62
July TBA:
2.50%, 7/1/50 (a)	20,600	21,477
3.00%, 7/1/35 – 7/1/50(a)	13,960	14,699
3.50%, 7/1/50 (a)	47,500	49,962
Government National Mortgage Association,
Various Pools:
3.50%, 11/20/40 – 7/20/49	2,161	2,305
4.00%, 8/20/41 – 11/20/49	11,727	12,457
4.50%, 4/20/49 – 7/20/49	1,783	1,875
5.00%, 12/20/48 – 2/20/49	281	304
6.50%, 5/15/40	448	534
		163,618

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Asset-Backed Securities (12.4%)
Aaset Trust,
3.84%, 5/15/39 (b)		443	405
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 0.78%, 4/25/34 (c)		721	702
American Homes 4 Rent Trust,
6.07%, 10/17/52 (b)		601	676
AMSR 2019-SFR1 Trust,
2.77%, 1/19/39 (b)		3,100	3,312
Aqua Finance Trust,
3.47%, 7/16/40 (b)		900	816
Avant Loans Funding Trust,
4.65%, 4/15/26 (b)		850	807
5.00%, 11/17/25 (b)		525	522
BCMSC Trust,
7.51%, 1/15/29 (c)		1,566	1,494
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (b)		802	503
Cascade Funding Mortgage Trust,
5.60%, 4/25/30 (b)(c)		1,000	1,023
7.30%, 4/25/30 (b)(c)		2,000	2,050
Cascade MH Asset Trust,
4.00%, 11/25/44 (b)(c)		1,536	1,525
CFMT 2020-HB3 LLC,
6.28%, 5/25/30 (b)(c)		1,100	1,117
Conn's Receivables Funding LLC,
3.62%, 6/17/24 (b)		1,000	963
Consumer Loan Underlying Bond Credit Trust,
4.41%, 10/15/26 (b)		2,000	1,799
4.66%, 7/15/26 (b)		1,000	904
5.21%, 7/15/25 (b)		1,136	1,103
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25		20	15
Diamond Resorts Owner Trust,
4.02%, 2/20/32 (b)		1,326	1,206
Fair Square Issuance Trust,
2.90%, 9/20/24 (b)		900	898
Fairstone Financial Issuance Trust I,
3.95%, 3/21/33 (b)	CAD	600	434
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)		$1,133	1,023
FCI Funding 2019-1 LLC,
3.63%, 2/18/31 (b)		423	426
Finance of America Structured Securities Trust,
3.81%, 4/25/29 (b)(c)		757	687
Foundation Finance Trust,
3.86%, 11/15/34 (b)		646	653
FREED ABS Trust,
3.19%, 11/18/26 (b)		2,000	1,920
3.87%, 6/18/26 (b)		800	796
4.52%, 6/18/27 (b)		1,312	1,325
4.61%, 10/20/25 (b)		969	962
GAIA Aviation Ltd.,
7.00%, 12/15/44 (b)		1,450	606
Home Partners of America Trust,
1 Month USD LIBOR + 1.45%, 1.64%, 7/17/37 (b)(c)		2,200	2,140
Invitation Homes Trust,
1 Month USD LIBOR + 2.00%, 2.18%, 6/17/37 (b)(c)		2,500	2,429
1 Month USD LIBOR + 2.25%, 2.50%, 7/17/37 (b)(c)		132	124
JOL Air Ltd.,
4.95%, 4/15/44 (b)		241	146
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (b)		876	813

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (b)		1,138	957
MAPS Ltd.,
4.21%, 5/15/43 (b)		591	523
METAL LLC,
4.58%, 10/15/42 (b)		623	464
MFA LLC,
3.35%, 11/25/47 (b)		682	685
3.88%, 5/25/48 (b)		965	960
4.16%, 7/25/48 (b)		729	728
Mosaic Solar Loan Trust,
2.10%, 4/20/46 (b)		1,100	1,109
Nationstar HECM Loan Trust,
5.43%, 11/25/28 (b)(c)		1,200	1,299
New Residential Advance Receivables Trust,
2.80%, 10/15/51 (b)		600	582
3.06%, 9/15/52 – 8/15/53(b)		2,630	2,522
New Residential Mortgage LLC,
4.69%, 5/25/23 (b)		355	344
NewDay Funding PLC,
1 Month GBP LIBOR + 2.10%, 2.19%, 8/15/26 (b)(c)	GBP	500	609
Newtek Small Business Loan Trust,
1 Month USD LIBOR + 1.70%, 1.88%, 2/25/44 (b)(c)		$584	570
NRZ Advance Receivables Trust,
3.33%, 7/15/52 (b)		900	887
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (b)		360	351
4.59%, 2/25/23 (b)		649	656
5.44%, 6/25/25		2,900	2,900
NYCTL Trust,
2.19%, 11/10/32 (b)		1,546	1,556
Oxford Finance Funding LLC,
3.10%, 2/15/28 (b)		1,000	1,017
5.44%, 2/15/27 (b)		550	509
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.35%, 2.53%, 4/25/23 (b)(c)		1,050	1,013
1 Month USD LIBOR + 2.65%, 2.83%, 8/25/25 (b)(c)		1,400	1,340
1 Month USD LIBOR + 2.85%, 3.03%, 2/25/23 (b)(c)		500	494
Pretium Mortgage Credit Partners I LLC,
2.86%, 5/27/59 (b)		2,161	2,149
Prosper Marketplace Issuance Trust,
3.20%, 2/17/26 (b)		1,150	1,099
3.59%, 7/15/25 (b)		1,250	1,227
4.87%, 6/17/24 (b)		298	298
5.50%, 10/15/24 (b)		2,000	1,931
PRPM LLC,
3.35%, 11/25/24 (b)		1,034	1,039
3.97%, 4/25/24 (b)		968	976
Raptor Aircraft Finance I LLC,
4.21%, 8/23/44 (b)		2,319	1,931
RCO V Mortgage LLC,
3.47%, 11/25/24 (b)		2,088	2,089
4.46%, 10/25/23 (b)		681	684
ReadyCap Lending Small Business Loan Trust,
PRIME - 0.50%, 2.75%, 12/27/44 (b)(c)		859	800
Republic FInance Issuance Trust,
3.43%, 11/22/27 (b)		1,100	1,095
3.93%, 11/22/27 (b)		500	447
S-Jets Ltd.,
7.02%, 8/15/42 (b)		982	411

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

SFS Asset Securitization LLC,
4.24%, 6/10/25 (b)		2,137	2,135
SLM Student Loan Trust,
0.39%, 7/25/39 – 1/25/40 (c)	EUR	3,900	4,021
Small Business Lending Trust,
2.85%, 7/15/26 (b)	$	408	396
Small Business Origination Loan Trust,
3.89%, 12/15/27 (c)	GBP	751	360
Sofi Consumer Loan Program Trust,
3.79%, 4/26/27(b)	$	600	619
4.02%, 8/25/27(b)		200	203
Sprite 2017-1 Ltd.,
4.25%, 12/15/37 (b)		522	437
SPS Servicer Advance Receivables Trust Advance Receivables Backed
Notes,
2.77%, 10/15/52 (b)		1,000	991
START Ireland,
4.09%, 3/15/44 (b)		363	325
Start Ltd.,
4.09%, 5/15/43 (b)		1,308	1,195
Tricon American Homes Trust,
5.10%, 1/17/36(b)		1,500	1,533
5.15%, 9/17/34(b)		1,200	1,223
5.77%, 11/17/33(b)		1,300	1,290
Upgrade Receivables Trust,
5.17%, 11/15/24 (b)		1,500	1,471
Upstart Securitization Trust,
3.73%, 9/20/29(b)		1,700	1,653
5.00%, 8/20/25(b)		532	530
Vantage Data Centers Issuer LLC,
4.07%, 2/16/43 (b)		391	402
VCAT LLC,
3.57%, 11/25/49 (b)		1,139	1,133
Vericrest Opportunity Loan Trust,
3.18%, 10/25/49(b)		1,362	1,356
3.35%, 9/25/49(b)		1,639	1,647
Verizon Owner Trust,
1.94%, 4/22/24		1,700	1,745
VOLT LXIV LLC,
3.38%, 10/25/47 (b)		316	318
VOLT LXXX LLC,
3.23%, 10/25/49 (b)		947	945
VOLT LXXXIII LLC,
3.33%, 11/26/49 (b)		1,879	1,885
VOLT LXXXV LLC,
3.23%, 1/25/50 (b)		1,376	1,369
VOLT LXXXVIII LLC,
2.98%, 3/25/50 (b)		1,890	1,873
			105,630
Collateralized Mortgage Obligations - Agency Collateral Series(0.2%)
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 4.53%, 12/25/26(b)(c)		114	113
1 Month USD LIBOR + 5.05%, 5.23%, 7/25/23(c)		99	95
1 Month USD LIBOR + 5.25%, 5.43%, 7/25/26(b)(c)		46	47
IO
0.46%, 11/25/27 (c)		23,802	535
0.57%, 8/25/27 (c)		14,770	408
IO REMIC
6.00% - 1 Month USD LIBOR, 5.82%, 11/15/43 (d)		818	143
6.05% - 1 Month USD LIBOR, 5.87%, 4/15/39 (d)		355	10

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

IO STRIPS
7.50%, 12/15/29	21	4
Federal National Mortgage Association,
IO
6.39% - 1 Month USD LIBOR, 6.22%, 9/25/20 (d)	593	3
IO PAC REMIC
8.00%, 9/18/27	68	12
IO REMIC
6.00%, 7/25/33	52	8
IO STRIPS
6.50%, 9/25/29 – 12/25/29	292	43
8.00%, 4/25/24	36	1
8.50%, 10/25/25	22	3
9.00%, 11/25/26	20	2
REMIC
7.00%, 9/25/32	163	197
Government National Mortgage Association,
IO
5.00%, 2/16/41	169	31
IO PAC
6.15% - 1 Month USD LIBOR, 5.96%, 10/20/41 (d)	795	54
		1,709
Commercial Mortgage-Backed Securities(5.0%)
Bancorp Commercial Mortgage Trust,
1 Month USD LIBOR + 2.30%, 2.48%, 9/15/36 (b)(c)	1,400	1,240
BANK 2019-BNK21,
IO
1.00%, 10/17/52 (c)	14,972	925
Barclays Commercial Mortgage Trust,
IO
1.51%, 5/15/52 (c)	17,946	1,388
BBCMS Trust,
4.43%, 9/10/28 (b)(c)	1,037	1,026
Benchmark Mortgage Trust,
IO
0.99%, 9/15/48 (b)(c)	31,000	1,540
BF 2019-NYT Mortgage Trust,
1 Month USD LIBOR + 1.70%, 1.88%, 12/15/35 (b)(c)	2,500	2,368
BXP Trust,
1 Month USD LIBOR + 3.00%, 3.18%, 11/15/34 (b)(c)	1,150	945
CG-CCRE Commercial Mortgage Trust,
1 Month USD LIBOR + 1.85%, 2.04%, 11/15/31 (b)(c)	761	761
Citigroup Commercial Mortgage Trust,
3.62%, 12/10/41(b)	1,100	815
IO
0.99%, 11/10/48 (c)	2,735	77
1.04%, 9/10/58 (c)	4,615	173
COMM Mortgage Trust,
3.51%, 8/15/57(b)(c)	1,400	1,401
5.46%, 8/10/46(b)(c)	800	708
IO
0.14%, 7/10/45 (c)	12,610	29
0.92%, 10/10/47 (c)	3,314	83
1.15%, 7/15/47 (c)	3,031	96
Commercial Mortgage Pass-Through Certificates,
4.77%, 2/10/47 (b)(c)	575	478
CSWF 2018-TOP,
1 Month USD LIBOR + 1.45%, 1.63%, 8/15/35 (b)(c)	2,240	2,106
GS Mortgage Securities Trust,
4.90%, 8/10/46(b)(c)	500	384

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

IO
0.87%, 9/10/47 (c)	5,164	123
1.42%, 10/10/48 (c)	4,985	252
HMH Trust,
6.29%, 7/5/31 (b)	450	411
InTown Hotel Portfolio Trust,
1 Month USD LIBOR + 2.05%, 2.23%, 1/15/33 (b)(c)	579	539
Jackson Park Trust LIC,
3.24%, 10/14/39 (b)(c)	1,700	1,628
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.65%, 4/15/46 (c)	6,956	97
0.82%, 12/15/49 (c)	4,154	118
1.09%, 7/15/47 (c)	7,221	147
JPMBB Commercial Mortgage Securities Trust,
4.83%, 4/15/47(b)(c)	775	656
IO
1.16%, 8/15/47 (c)	3,892	123
MFT Trust,
3.48%, 2/6/30 (b)(c)	800	720
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (b)(c)	1,000	882
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.70%, 1.88%, 10/15/49(b)(c)	474	444
1 Month USD LIBOR + 1.95%, 2.13%, 3/25/50(b)(c)	2,996	2,873
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 2.20%, 2.38%, 7/15/36(b)(c)	2,300	2,193
4.27%, 5/15/39(b)(c)	2,300	2,254
4.46%, 1/15/43(b)(c)	800	679
4.56%, 2/15/39(b)(c)	1,941	1,902
Olympic Tower 2017-OT Mortgage Trust,
3.57%, 5/10/39 (b)	2,900	3,123
SG Commercial Mortgage Securities Trust,
3.85%, 3/15/37(b)(c)	1,900	1,716
4.66%, 2/15/41(b)(c)	1,250	1,085
VMC Finance 2019-FL3 LLC,
1 Month USD LIBOR + 2.05%, 2.24%, 9/15/36 (b)(c)	1,603	1,418
Wells Fargo Commercial Mortgage Trust,
1 Month USD LIBOR + 1.74%, 1.92%, 2/15/37 (b)(c)	900	793
1 Month USD LIBOR + 2.21%, 2.39%, 1/15/35(b)(c)	500	459
WFRBS Commercial Mortgage Trust,
3.50%, 8/15/47(b)	1,400	909
4.28%, 5/15/45(b)(c)	425	383
		42,470
Corporate Bonds (35.4%)
Energy(0.5%)
BP Capital Markets America, Inc.,
3.12%, 5/4/26	2,250	2,461
3.25%, 5/6/22	625	656
Midwest Connector Capital Co. LLC,
3.63%, 4/1/22 (b)	400	410
Petrobras Global Finance BV,
6.75%, 6/3/50	710	732
		4,259
Finance(13.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.13%, 7/3/23	1,150	1,125

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Aflac, Inc.,
3.60%, 4/1/30	1,250	1,456
Air Lease Corp.,
2.30%, 2/1/25	1,325	1,270
American Express Co.,
4.20%, 11/6/25	1,625	1,891
American International Group, Inc.,
4.50%, 7/16/44	1,075	1,256
4.88%, 6/1/22	375	405
Aon Corp.,
2.20%, 11/15/22	1,250	1,297
AvalonBay Communities, Inc., Series G
2.95%, 5/11/26	375	407
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)	1,750	1,472
Banco Bradesco SA,
3.20%, 1/27/25 (b)	2,790	2,750
Banco Santander Chile,
2.70%, 1/10/25 (b)	1,125	1,157
Banco Santander SA,
5.18%, 11/19/25	600	676
Bank of America Corp.,
2.50%, 2/13/31	875	919
2.59%, 4/29/31	525	557
2.68%, 6/19/41	250	258
3.19%, 7/23/30	475	525
4.24%, 4/24/38	200	243
4.25%, 10/22/26	2,288	2,627
6.11%, 1/29/37	250	353
MTN
4.00%, 1/22/25	1,055	1,166
Bank of Montreal,
3.80%, 12/15/32	1,675	1,804
Bank of New York Mellon Corp. (The), MTN
3.65%, 2/4/24	1,750	1,934
Banque Federative du Credit Mutuel SA,
3.75%, 7/20/23 (b)	1,530	1,656
BBVA USA,
3.50%, 6/11/21	800	818
BNP Paribas SA,
2.82%, 11/19/25(b)	700	734
4.40%, 8/14/28(b)	1,050	1,212
Boston Properties LP,
3.80%, 2/1/24	700	760
BPCE SA,
5.15%, 7/21/24 (b)	1,075	1,201
Brighthouse Financial, Inc.,
4.70%, 6/22/47	50	46
Brookfield Finance LLC,
3.45%, 4/15/50	1,350	1,298
Brookfield Finance, Inc.,
4.00%, 4/1/24	775	841
Brown & Brown, Inc.,
4.20%, 9/15/24	1,150	1,248
Canadian Imperial Bank of Commerce,
2.25%, 1/28/25	2,300	2,402
Capital One Bank USA NA,
3.38%, 2/15/23	1,625	1,712

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Capital One Financial Corp.,
3.30%, 10/30/24	3,525	3,795
Citigroup, Inc.,
2.57%, 6/3/31	4,900	5,075
5.30%, 5/6/44	50	66
6.68%, 9/13/43	70	108
Citizens Bank NA, MTN
2.55%, 5/13/21	250	254
CNO Financial Group, Inc.,
5.25%, 5/30/29	885	952
Cooperatieve Rabobank UA,
3.95%, 11/9/22	650	688
Credit Agricole SA,
3.75%, 4/24/23 (b)	1,175	1,258
Credit Suisse Group AG,
2.59%, 9/11/25 (b)	2,125	2,199
CyrusOne LP/CyrusOne Finance Corp.,
2.90%, 11/15/24	725	763
Danske Bank A/S,
5.00%, 1/12/23 (b)	350	368
Deutsche Bank AG,
2.70%, 7/13/20	625	625
3.95%, 2/27/23	850	883
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	1,315	1,339
GLP Capital LP/GLP Financing II, Inc.,
3.35%, 9/1/24	1,900	1,905
Goldman Sachs Group, Inc. (The),
3.69%, 6/5/28	1,750	1,962
6.75%, 10/1/37	965	1,407
MTN
4.80%, 7/8/44	625	819
Grupo Aval Ltd.,
4.38%, 2/4/30 (b)	770	733
Guardian Life Insurance Co. of America (The),
4.85%, 1/24/77 (b)	475	609
Harborwalk Funding Trust,
5.08%, 2/15/69 (b)	950	1,165
HSBC Holdings PLC,
4.25%, 3/14/24	2,325	2,510
HSBC USA, Inc.,
3.50%, 6/23/24	1,450	1,582
ING Bank N.V.,
5.80%, 9/25/23 (b)	204	229
Intesa Sanpaolo SpA,
5.25%, 1/12/24	610	658
iStar, Inc.,
5.25%, 9/15/22	300	292
Itau Unibanco Holding SA,
2.90%, 1/24/23 (b)	3,100	3,070
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
6.25%, 6/3/26 (b)	450	424
JPMorgan Chase & Co.,
3.70%, 5/6/30	3,750	4,311
4.13%, 12/15/26	1,600	1,865
JPMorgan Chase Bank NA,
0.00%, 8/7/22	1,000	1,230
Kimco Realty Corp.,
3.70%, 10/1/49	1,050	974
Lloyds Banking Group PLC,

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

3.57%, 11/7/28	250	272
4.38%, 3/22/28	1,525	1,771
Macquarie Bank Ltd.,
2.30%, 1/22/25 (b)(e)	1,700	1,783
Marsh & McLennan Cos., Inc.,
2.25%, 11/15/30	2,025	2,106
MassMutual Global Funding II,
3.40%, 3/8/26 (b)	1,040	1,168
MetLife, Inc.,
5.88%, 2/6/41	150	214
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)	1,300	1,426
Mizuho Financial Group, Inc.,
2.63%, 4/12/21 (b)	600	610
MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27	300	309
Nationwide Building Society,
3.96%, 7/18/30 (b)	575	648
4.30%, 3/8/29 (b)	1,300	1,476
4.36%, 8/1/24 (b)	500	541
New York Life Global Funding,
1.70%, 9/14/21 (b)	600	609
Pine Street Trust I,
4.57%, 2/15/29 (b)	575	657
PNC Financial Services Group, Inc. (The),
2.20%, 11/1/24	1,650	1,750
Progressive Corp. (The),
3.20%, 3/26/30	725	826
4.00%, 3/1/29	575	689
Realty Income Corp.,
3.25%, 10/15/22	400	419
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	875	944
Santander UK Group Holdings PLC,
3.57%, 1/10/23	2,400	2,491
Service Properties Trust,
4.35%, 10/1/24	1,700	1,533
Skandinaviska Enskilda Banken AB,
2.63%, 11/17/20 (b)	500	504
Societe Generale SA,
2.63%, 1/22/25 (b)	1,625	1,659
Standard Chartered PLC,
3.05%, 1/15/21 (b)	325	329
4.64%, 4/1/31 (b)	526	598
Syngenta Finance N.V.,
4.89%, 4/24/25 (b)	975	1,026
TD Ameritrade Holding Corp.,
3.63%, 4/1/25	500	559
Travelers Cos., Inc. (The),
3.75%, 5/15/46	800	942
UBS Group AG,
2.95%, 9/24/20 (b)	525	528
UnitedHealth Group, Inc.,
2.88%, 3/15/23	1,025	1,093
3.75%, 7/15/25	1,675	1,910
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.25%, 10/5/20 (b)	450	451
Wells Fargo & Co.,
2.57%, 2/11/31	500	524
2.88%, 10/30/30	675	723

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

5.01%, 4/4/51		1,000	1,394
			118,076
Industrials (18.8%)
AbbVie, Inc.,
3.20%, 11/21/29 (b)		1,675	1,851
Adobe, Inc.,
2.30%, 2/1/30		1,975	2,136
Air Liquide Finance SA,
1.75%, 9/27/21 (b)		450	456
Airbus SE,
0.00%, 6/14/21	EUR	800	891
Akamai Technologies, Inc.,
0.38%, 9/1/27 (b)	$	371	404
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.50%, 2/15/23 (b)		700	709
Amazon.com, Inc.,
2.50%, 6/3/50		775	800
2.80%, 8/22/24		1,625	1,767
4.25%, 8/22/57		375	502
American Airlines Pass-Through Trust, Series AA
3.15%, 8/15/33		542	501
Amgen, Inc.,
2.30%, 2/25/31		1,775	1,862
4.66%, 6/15/51		575	768
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29		1,650	1,995
5.55%, 1/23/49		1,125	1,502
Anthem, Inc.,
2.38%, 1/15/25		550	584
3.65%, 12/1/27		1,650	1,881
Apple, Inc.,
2.95%, 9/11/49		2,025	2,213
3.20%, 5/13/25		450	502
AT&T, Inc.,
3.85%, 6/1/60		1,325	1,420
4.30%, 2/15/30		2,150	2,522
4.90%, 8/15/37		550	663
BAT Capital Corp.,
3.56%, 8/15/27		2,100	2,265
Becton Dickinson and Co.,
2.89%, 6/6/22		600	621
Boeing Co. (The),
3.95%, 8/1/59		850	746
5.15%, 5/1/30		1,700	1,899
Booking Holdings, Inc.,
0.90%, 9/15/21		275	293
BP Capital Markets PLC,
4.38%, 6/22/25 (f)		700	712
4.88%, 3/22/30 (f)		700	724
Braskem Netherlands Finance BV,
4.50%, 1/31/30 (b)		1,200	1,100
Bristol-Myers Squibb Co.,
3.40%, 7/26/29 (b)		2,050	2,390
Campbell Soup Co.,
3.13%, 4/24/50		1,375	1,408
Canadian National Railway Co.,
2.45%, 5/1/50		900	874

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/1/31	1,250	1,270
Cigna Corp.,
2.40%, 3/15/30	275	286
3.05%, 10/15/27 (b)	625	680
CNH Industrial Capital LLC,
4.38%, 11/6/20 (e)	625	631
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	540	564
Coca-Cola Femsa SAB de CV,
2.75%, 1/22/30	1,600	1,697
Comcast Corp.,
1.95%, 1/15/31	2,350	2,382
3.95%, 10/15/25	450	516
4.05%, 11/1/52	450	554
4.25%, 1/15/33	1,050	1,290
Concho Resources, Inc.,
4.85%, 8/15/48	575	650
Crown Castle International Corp.,
3.30%, 7/1/30	950	1,047
4.15%, 7/1/50	725	853
CVS Health Corp.,
3.75%, 4/1/30	1,632	1,884
5.05%, 3/25/48	1,300	1,706
5.13%, 7/20/45	425	548
Deere & Co.,
3.10%, 4/15/30	500	568
Dell International LLC/EMC Corp.,
6.02%, 6/15/26 (b)	1,475	1,692
Delta Air Lines, Inc.,
Series AA
3.20%, 10/25/25	1,050	1,052
Diageo Capital PLC,
2.13%, 10/24/24	1,475	1,553
Diamond Sports Group LLC/Diamond Sports Finance Co.,
6.63%, 8/15/27 (b)	700	375
Diamondback Energy, Inc.,
3.25%, 12/1/26	1,750	1,762
Dollar Tree, Inc.,
3.70%, 5/15/23	450	482
Duke University,
Series 2020
2.83%, 10/1/55	1,600	1,689
DuPont de Nemours, Inc.,
5.42%, 11/15/48	325	429
Enbridge, Inc.,
2.50%, 1/15/25	925	962
Energy Transfer Operating LP,
2.90%, 5/15/25	1,575	1,611
Expedia Group, Inc.,
3.25%, 2/15/30	350	327
Exxon Mobil Corp.,
3.10%, 8/16/49	1,225	1,277
Fiserv, Inc.,
4.20%, 10/1/28	575	675
Ford Motor Credit Co., LLC,
3.10%, 5/4/23	400	381
4.39%, 1/8/26	800	763
Fortune Brands Home & Security, Inc.,
4.00%, 9/21/23	675	737

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Fox Corp.,
5.58%, 1/25/49		925	1,290
General Motors Co.,
6.60%, 4/1/36		200	216
General Motors Financial Co., Inc.,
3.85%, 1/5/28		800	795
4.35%, 1/17/27		1,825	1,891
Georgia-Pacific LLC,
2.30%, 4/30/30 (b)		1,525	1,591
Glencore Funding LLC,
4.13%, 3/12/24 (b)		2,375	2,548
Grifols SA,
2.25%, 11/15/27 (b)	EUR	800	887
HCA, Inc.,
5.25%, 6/15/49	$	400	480
5.50%, 6/15/47		675	824
Heathrow Funding Ltd.,
4.88%, 7/15/23 (b)		525	539
Imperial Brands Finance PLC,
3.13%, 7/26/24 (b)		1,000	1,040
Intel Corp.,
3.90%, 3/25/30		1,700	2,058
International Business Machines Corp.,
3.30%, 5/15/26		2,750	3,093
Jazz Investments I Ltd.,
1.88%, 8/15/21		1,000	977
Johns Hopkins University, Series A
2.81%, 1/1/60		1,170	1,239
Kimberly-Clark de Mexico SAB de CV,
2.43%, 7/1/31 (b)(g)		1,375	1,390
Las Vegas Sands Corp.,
3.20%, 8/8/24		850	848
3.50%, 8/18/26		1,075	1,073
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		1,275	1,351
Lowe's Cos., Inc.,
2.50%, 4/15/26		775	843
3.65%, 4/5/29		550	631
LYB International Finance III LLC,
4.20%, 10/15/49		550	594
Marriott Vacations Worldwide Corp.,
1.50%, 9/15/22		600	555
Microsoft Corp.,
2.53%, 6/1/50		750	786
3.13%, 11/3/25		325	365
Mondelez International Holdings Netherlands BV,
2.25%, 9/19/24 (b)		2,925	3,081
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (b)		1,375	1,329
Newmont Corp.,
3.70%, 3/15/23		39	40
NIKE, Inc.,
2.85%, 3/27/30		1,225	1,364
Nuance Communications, Inc.,
1.00%, 12/15/35		425	503
Nucor Corp.,
2.70%, 6/1/30		1,175	1,236
Nvent Finance Sarl,
3.95%, 4/15/23		775	811

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

NVIDIA Corp.,
2.85%, 4/1/30		1,250	1,394
Occidental Petroleum Corp.,
3.20%, 8/15/26		160	131
5.55%, 3/15/26		925	846
Omnicom Group, Inc.,
2.45%, 4/30/30 (e)		1,250	1,278
Oracle Corp.,
2.50%, 4/1/25		1,900	2,037
4.00%, 7/15/46		1,050	1,243
Palo Alto Networks, Inc.,
0.75%, 7/1/23		515	552
Procter & Gamble Co. (The),
3.00%, 3/25/30		1,050	1,204
Raytheon Technologies Corp.,
4.50%, 6/1/42		475	593
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (b)		2,000	1,963
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (b)		2,125	1,970
Shell International Finance BV,
3.25%, 5/11/25		1,150	1,275
Sherwin-Williams Co. (The),
2.30%, 5/15/30		1,850	1,892
2.95%, 8/15/29		625	673
Siemens Financieringsmaatschappij N.V.,
2.35%, 10/15/26 (b)		2,050	2,199
Sika AG,
0.15%, 6/5/25	CHF	540	669
Splunk, Inc.,
0.50%, 9/15/23	$	495	715
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
3.36%, 3/20/23 (b)		1,058	1,073
Standard Industries, Inc.,
2.25%, 11/21/26 (b)	EUR	575	612
Starbucks Corp.,
3.80%, 8/15/25	$	1,550	1,748
Sunoco Logistics Partners Operations LP,
3.90%, 7/15/26		750	788
T-Mobile USA, Inc.,
3.88%, 4/15/30 (b)		1,700	1,895
Target Corp.,
2.65%, 9/15/30		500	551
Telefonica Emisiones SA,
4.10%, 3/8/27		1,800	2,056
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		162	159
TJX Cos., Inc. (The),
3.88%, 4/15/30		1,625	1,914
Total Capital International SA,
2.88%, 2/17/22		500	519
Trimble, Inc.,
4.15%, 6/15/23		1,150	1,227
Twitter, Inc.,
0.25%, 6/15/24		1,000	945
1.00%, 9/15/21		1,433	1,406
Upjohn, Inc.,
2.70%, 6/22/30 (b)		1,550	1,594
Verint Systems, Inc.,
1.50%, 6/1/21		325	323

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Verizon Communications, Inc.,
3.88%, 2/8/29	375	444
4.67%, 3/15/55	1,071	1,459
VISA, Inc.,
2.05%, 4/15/30	1,550	1,628
Volkswagen Group of America Finance LLC,
4.75%, 11/13/28 (b)	1,025	1,213
VTR Finance,
6.38%, 7/15/28 (b)(g)	1,050	1,083
Walmart, Inc.,
2.95%, 9/24/49	200	226
3.70%, 6/26/28	250	296

Walt Disney Co. (The),
3.60%, 1/13/51	2,575	2,882
Weibo Corp.,
1.25%, 11/15/22	332	310
Western Midstream Operating LP,
3.10%, 2/1/25	1,200	1,141
Williams Cos., Inc. (The),
4.85%, 3/1/48	1,325	1,452
Zillow Group, Inc.,
2.00%, 12/1/21	1,005	1,245
		158,945
Utilities (2.2%)
Boston Gas Co.,
3.00%, 8/1/29 (b)	1,150	1,244
Calpine Corp.,
4.50%, 2/15/28 (b)	1,450	1,416
DTE Energy Co.,
2.95%, 3/1/30	800	836
Duke Energy Indiana LLC, Series YYY
3.25%, 10/1/49	450	498
Enel Finance International N.V.,
3.63%, 5/25/27 (b)	350	383
4.25%, 9/14/23 (b)	575	626
Entergy Louisiana LLC,
3.05%, 6/1/31	525	584
FirstEnergy Corp., Series C
3.40%, 3/1/50	1,300	1,382
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (b)	1,380	1,497
Mississippi Power Co.,
3.95%, 3/30/28	2,325	2,644
Northern States Power Co.,
2.90%, 3/1/50	825	899
Oglethorpe Power Corp.,
5.05%, 10/1/48	1,325	1,503
ONEOK, Inc.,
3.10%, 3/15/30	1,750	1,678
Pacific Gas and Electric Co.,
2.10%, 8/1/27	825	818
3.50%, 8/1/50	1,275	1,235
Xcel Energy, Inc.,
2.60%, 12/1/29	1,375	1,481
		18,724
		300,004

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Mortgages - Other (9.4%)
Adjustable Rate Mortgage Trust,
4.14%, 6/25/35 (c)		181	178
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 0.36%, 5/25/47 (c)		119	104
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 0.83%, 7/25/46 (c)		166	120
5.86%, 10/25/36		494	224
6.00%, 4/25/36		9	9
Banc of America Funding Trust,
5.25%, 7/25/37		89	88
Bear Stearns ARM Trust,
3.82%, 2/25/34 (c)		783	762
Bunker Hill Loan Depositary Trust,
1.72%, 2/25/55		2,950	2,950
Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c)		1,814	1,524
ChaseFlex Trust,
6.00%, 2/25/37		676	426
Classic RMBS Trust,
3.06%, 8/16/49 (b)	CAD	2,383	1,765
E-MAC NL BV,
3 Month EURIBOR + 0.18%, 2.10%, 7/25/36 (c)	EUR	506	540
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.55%, 10/17/40 (c)	$	700	768
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.14%, 6/13/45 (c)	GBP	689	839
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 2.17%, 7/15/47 (c)	$	209	254
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 2.35%, 2.53%, 4/25/30 (c)		964	969
3.00%, 7/25/46 – 5/25/47		3,992	4,079
3.50%, 5/25/45 – 5/25/47		1,727	1,797
3.88%, 5/25/45 (b)(c)		64	63
4.00%, 5/25/45		61	64
1 Month USD LIBOR + 5.15%, 5.33%, 10/25/29 (c)		300	315
FMC GMSR Issuer Trust,
4.23%, 9/25/24 (b)(c)		1,900	1,802
5.07%, 5/25/24 (b)(c)		1,400	1,377
GCAT Trust,
2.65%, 10/25/68 (b)(c)		1,015	1,056
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.00%, 8/28/39 (c)	EUR	385	406
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 0.38%, 1/19/38 (c)	$	430	381
Headlands Residential LLC,
3.97%, 6/25/24 (b)		500	500
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (c)	EUR	538	538
JP Morgan Mortgage Trust,
3.81%, 6/25/37 (c)	$	109	94
6.00%, 6/25/37		60	61
L1C 2020-1 LLC,
5.29%, 8/25/51 (b)		1,600	1,600
Landmark Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.60%, 0.25%, 6/17/38 (c)	EUR	768	801
Lehman Mortgage Trust,
6.50%, 9/25/37	$	702	371
LHOME Mortgage Trust,
3.23%, 10/25/24 (b)		675	679
4.58%, 10/25/23 (b)		1,000	999

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

New Residential Mortgage Loan Trust,
4.00%, 9/25/57 (b)(c)		812	855
Newgate Funding PLC,
3 Month GBP LIBOR + 0.16%, 0.35%, 12/15/50 (c)	GBP	1,400	1,638
NRPL Trust,
4.25%, 7/25/67 (b)	$	995	1,019
OBX 2020-EXP1 Trust,
3.50%, 2/25/60 (b)(c)		1,117	1,153
OBX Trust,
3.50%, 10/25/59 (b)(c)		899	926
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 1.07%, 1/15/39 (c)	GBP	270	308
Paragon Mortgages No. 15 PLC,
3 Month EURIBOR + 0.54%, 0.18%, 12/15/39 (c)	EUR	800	780
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.93%, 1.12%, 3/12/61 (b)(c)	$	1,755	1,747
PRPM LLC,
3.50%, 10/25/24(b)(c)		1,780	1,770
4.50%, 1/25/24(b)		869	881
RMF Buyout Issuance Trust,
1.71%, 6/25/30(b)(c)		2,200	2,204
2.15%, 6/25/30(b)(c)		750	752
Rochester Financing No. 2 PLC,
3 Month GBP LIBOR + 2.75%, 2.91%, 6/18/45 (c)	GBP	750	899
Seasoned Credit Risk Transfer Trust,
3.00%, 9/25/55 – 2/25/59	$	13,810	15,207
4.00%, 7/25/56(c)		450	449
4.00%, 8/25/56(b)(c)		1,000	909
4.00%, 8/25/58 – 2/25/59		2,203	2,452
4.25%, 8/25/59(b)(c)		2,700	2,415
4.50%, 6/25/57		2,366	2,659
4.75%, 7/25/56 – 6/25/57(b)(c)		1,408	1,334
4.75%, 10/25/58(c)		1,300	1,258
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 2.03%, 5/25/47 (b)(c)		1,458	1,159
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (c)	EUR	1,600	1,432
Toorak Mortgage Corp. Ltd.,
3.72%, 9/25/22	$	2,000	2,000
TVC Mortgage Trust,
3.47%, 9/25/24 (b)		850	845
Verus Securitization Trust,
3.72%, 1/25/47 (b)(c)		302	303
Vista Point Securitization Trust,
1.76%, 3/25/65 (b)(c)		3,990	3,990
			79,847
Municipal Bonds(1.0%)
Chicago O'Hare International Airport, IL,
O'Hare International Airport Revenue Series 2010B
6.40%, 1/1/40		255	380
City of New York, NY,
Series G-1
5.97%, 3/1/36		270	387
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds Series A
6.18%, 1/1/34		477	691
New York City Transitional Finance Authority Future Tax Secured Revenue, NY,
Transitional Finance Authority Future Tax Secured Revenue Series A
5.27%, 5/1/27		320	390

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Onondaga Civic Development Corp., NY,
3.07%, 12/1/55		2,925	2,974
Pennsylvania State University/The, PA,
Series D
2.84%, 9/1/50		1,425	1,464
University of Virginia, VA,
Series C-1
2.97%, 9/1/49		1,440	1,508
Series C-2
2.97%, 9/1/49		1,020	1,068
			8,862
Sovereign (6.7%)
Angolan Government International Bond,
8.00%, 11/26/29 (b)		980	811
Australia Government Bond,
2.75%, 11/21/28	AUD	15,150	12,144
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31 (b)	$	1,240	1,254
Brazil Notas do Tesouro Nacional Series F,
10.00%, 1/1/29	BRL	10,500	2,224
Croatia Government International Bond,
2.75%, 1/27/30	EUR	1,070	1,354
Dominican Republic International Bond,
5.88%, 1/30/60 (b)	$	1,160	1,002
Ecuador Government International Bond,
9.50%, 3/27/30		850	364
10.65%, 1/31/29		1,150	478
Egypt Government International Bond,
6.38%, 4/11/31(b)		1,525	1,591
8.15%, 11/20/59(b)		470	439
8.88%, 5/29/50(b)		210	208
Export-Import Bank of India,
3.25%, 1/15/30(b)		670	664
3.88%, 2/1/28(b)		505	525
Honduras Government International Bond,
5.63%, 6/24/30 (b)(e)		350	357
Indonesia Treasury Bond,
8.25%, 5/15/29	IDR	26,186,000	1,957
8.38%, 3/15/34		19,717,000	1,456
Italy Buoni Poliennali Del Tesoro,
1.65%, 12/1/30 (b)	EUR	2,150	2,494
Mexican Bonos,
Series M
8.50%, 5/31/29	MXN	70,000	3,608
Mexico Government International Bond,
3.25%, 4/16/30 (e)	$	750	744
Nigeria Government International Bond,
9.25%, 1/21/49 (b)(e)		1,620	1,645
Pertamina Persero PT,
6.50%, 11/7/48 (b)(e)		1,325	1,742
Petroleos Mexicanos,
6.50%, 1/23/29		525	459
6.84%, 1/23/30(b)		570	503
6.95%, 1/28/60(b)		350	270
7.69%, 1/23/50(b)		536	448
Qatar Government International Bond,
5.10%, 4/23/48 (b)		1,280	1,744
Republic of Austria Government Bond,
0.85%, 12/31/99(b)		290	362
2.10%, 12/31/99(b)		197	438

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Republic of Belarus Ministry of Finance,
6.38%, 2/24/31 (b)		1,150	1,113
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	67,793	3,614
Russian Federal Bond - OFZ,
7.95%, 10/7/26	RUB	260,310	4,160
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42	$	1,400	1,904
Senegal Government International Bond,
6.25%, 5/23/33 (b)		705	720
Spain Government Bond,
1.25%, 10/31/30 (b)	EUR	3,525	4,273
			57,069
U.S. Treasury Securities(5.3%)
U.S. Treasury Bonds,
2.25%, 8/15/46	$	14,000	16,611
3.00%, 5/15/45		15,250	20,486
3.00%, 11/15/45(e)		5,600	7,550
			44,647
Variable Rate Senior Loan Interests(2.0%)
American Airlines, Inc., 2018 Term Loan B
1 Month LIBOR + 1.75%, 1.93%, 6/27/25 (c)		990	709
BWAY Holding Co., 2017 Term Loan B
3 Month LIBOR + 3.25%, 4.56%, 4/3/24 (c)		992	898
Carrols Restaurant Group, Inc., Term Loan B
3 Month LIBOR + 3.25%, 3.43% - 3.54%, 4/30/26 (c)		992	896
Chemours Co. (The), 2018 USD Term Loan B
1 Month LIBOR + 1.75%, 1.93%, 4/3/25 (c)		995	944
Core & Main LP, 2017 Term Loan B
3 Month LIBOR + 2.75%, 3.75%, 8/1/24 (c)		995	953
CPG International Inc., 2017 Term Loan
12 Month LIBOR + 3.75%, 4.75%, 5/5/24 (c)		218	216
DaVita, Inc., 2020 Term Loan B
1 Month LIBOR + 1.75%, 1.93%, 8/12/26 (c)		995	966
Grifols Worldwide Operations Ltd., 2019 Term Loan B
1 Week LIBOR + 2.00%, 2.11%, 11/15/27 (c)		995	961
Hargray Communications Group, Inc., 2017 Term Loan B
1 Month LIBOR + 3.00%, 4.00%, 5/16/24 (c)		995	957
Level 3 Financing, Inc., 2019 Term Loan B
1 Month LIBOR + 1.75%, 1.93%, 3/1/27 (c)		1,000	949
Lions Gate Capital Holdings LLC, 2018 Term Loan B
1 Month LIBOR + 2.25%, 2.43%, 3/24/25 (c)		994	944
Medallion Midland Acquisition LLC, 1st Lien Term Loan
1 Month LIBOR + 3.25%, 4.25%, 10/30/24 (c)		796	718

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Playa Resorts Holding B.V., 2017 Term Loan B
1 Month LIBOR + 2.75%, 3.75%, 4/29/24 (c)	992	844
Surf Holdings LLC, USD Term Loan
3 Month LIBOR + 3.50%, 3.83%, 3/5/27 (c)	750	722
Surgery Center Holdings, Inc., Term Loan B
1 Month LIBOR + 3.25%, 4.25%, 9/3/24 (c)	995	880
Univision Communications, Inc., Term Loan C5
1 Month LIBOR + 2.75%, 2.93%, 3/15/24 (c)	921	855
Verifone Systems, Inc., 2018 1st Lien Term Loan
3 Month LIBOR + 4.00%, 4.38%, 8/20/25 (c)	995	838
Virgin Media Bristol LLC,
1 Month LIBOR + 2.50%, 2.68%, 1/31/28 (c)	1,000	958
Ziggo Financing Partnership,
1 Month LIBOR + 2.50%, 2.68%, 4/30/28 (c)	1,500	1,421
		16,629
Total Fixed Income Securities (Cost $806,669)		820,551

	Shares
Short-Term Investments (13.8%)
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $2,245)	2,245,143	2,245
Investment Company (13.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $111,516)	111,516,353	111,516

	Face Amount (000)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill
0.16%, 1/28/21 (i)(j) (Cost $2,516)	$2,518	2,516
Total Short-Term Investments (Cost $116,277)		116,277
Total Investments (110.5%) (Cost $922,946) Including $10,828 of Securities Loaned (k)(l)(m)		936,828
Liabilities in Excess of Other Assets (-10.5%)		(89,128)
Net Assets (100.0%)		$847,700

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2020.
(e)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2019, were approximately $10,828,000 and $11,076,000, respectively. The Fund received cash collateral of approximately $2,245,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $8,831,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(f)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2020.
(g)	When-issued security.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2020, advisory fees paid were reduced by approximately $100,000 relating to the Fund's investment in the Liquidity Funds.
(i)	Rate shown is the yield to maturity at June 30, 2020.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(k)	Securities are available for collateral in connection with purchase of securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.
(m)	At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $35,167,000 and the aggregate gross unrealized depreciation is approximately $19,339,000, resulting in net unrealized appreciation of approximately $15,828,000.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
PAC	Planned Amortization Class.
PRIME	Daily U.S. Prime Rate.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2020:

Counterparty		Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	HUF	596,795		$1,947	9/3/20	$54
Bank of America NA	MXN	81,126		$3,675	9/3/20	174
Barclays Bank PLC	AUD	17,620		$12,201	9/3/20	39
Barclays Bank PLC		$35	CHF	34	9/3/20	—@
Barclays Bank PLC		$4,052	JPY	434,195	9/3/20	(28)
Barclays Bank PLC		$2,030	NOK	19,175	9/3/20	(38)
Barclays Bank PLC		$1,498	ZAR	25,000	9/3/20	(66)
BNP Paribas SA	BRL	13,295		$2,616	9/3/20	178
BNP Paribas SA	CHF	2,003	EUR	1,851	9/3/20	(35)
BNP Paribas SA	EUR	16,931		$19,230	9/3/20	182
BNP Paribas SA	EUR	2,201		$2,492	9/3/20	16
BNP Paribas SA	EUR	284		$320	9/3/20	(—@ )
BNP Paribas SA	IDR	52,164,062		$3,649	9/3/20	22
BNP Paribas SA	PLN	8,115		$2,056	9/3/20	4
BNP Paribas SA		$1,450	CHF	1,385	9/3/20	15
BNP Paribas SA		$38	GBP	30	9/3/20	(1)
BNP Paribas SA		$30	GBP	24	9/3/20	(—@ )
BNP Paribas SA		$1,884	HUF	573,854	9/3/20	(65)
Citibank NA	GBP	3,912		$4,909	9/3/20	60
Citibank NA	RUB	292,585		$4,216	9/3/20	134
Citibank NA		$2,067	PLN	8,093	9/3/20	(21)
Citibank NA	ZAR	89,949		$5,280	9/3/20	131
HSBC Bank PLC	EUR	3,543		$4,012	9/3/20	26
JPMorgan Chase Bank NA	CAD	3,166		$2,344	9/3/20	12
JPMorgan Chase Bank NA	CHF	— @	$	—@	9/3/20	(—@ )
JPMorgan Chase Bank NA	GBP	3,298	EUR	3,660	9/3/20	30
JPMorgan Chase Bank NA	JPY	437,647		$4,017	9/3/20	(39)
JPMorgan Chase Bank NA		$3,978	EUR	3,543	9/3/20	8
State Street Bank and Trust Co.		$135	CAD	184	9/3/20	1
UBS AG		$137	MXN	3,025	9/3/20	(6)
UBS AG		$2,105	NZD	3,270	9/3/20	5
						$792

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Futures Contracts:
The Fund had the following futures contracts open at June 30, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	378	Sep-20		$75,600	$83,473	$36
U.S. Treasury 30 yr. Bond	18	Sep-20		1,800	3,214	1
U.S. Treasury 5 yr. Note	558	Sep-20		55,800	70,164	194
U.S. Treasury Ultra Bond	106	Sep-20		10,600	23,125	565

Short:
German Euro 30 yr. Bond	4	Sep-20	EUR	(400)	(988)	(10)
German Euro Bund	43	Sep-20		(4,300)	(8,528)	(58)
German Euro OAT	28	Sep-20		(2,800)	(5,274)	(50)
U.S. Treasury 10 yr. Note	63	Sep-20		$(6,300)	(8,768)	(30)
U.S. Treasury Ultra Long Bond	57	Sep-20		(5,700)	(8,977)	(80)
						$568

Credit Default Swap Agreements:
The Fund had the following credit default swap agreements open at June 30, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*
CDX.NA.HY.33	NR	Buy	5.00%	Quarterly	12/20/24	$8,786	$(77)	$(726)	$649
Morgan Stanley & Co. LLC*
CDX.NA.HY.34	NR	Buy	5.00	Quarterly	6/20/25	6,460	26	89	(63)
						$15,246	$(51)	$(637)	$586

@	–	Value is less than $500.
†	–	Credit rating as issued by Standard & Poor’s.
*	–	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	–	Not Rated.
OAT	–	Obligations Assimilables du Trésor (Treasury Obligation).
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
MXN	–	Mexican Peso
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
RUB	–	Russian Ruble
USD	–	United States Dollar
ZAR	–	South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	17.5%
Industrials	17.0
Other***	14.7
Finance	12.6
Short-Term Investments	12.2
Asset-Backed Securities	11.3
Mortgages - Other	8.6
Sovereign	6.1
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.
***	Industries and/or investment types representing less than 5% of total investments.
****	Does not include open long/short futures contracts with a value of approximately $212,511,000 and net unrealized appreciation of approximately $568,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $792,000 and does not include open swap agreements with net unrealized appreciation of approximately $586,000.

Morgan Stanley Institutional Fund Trust
Corporate Bond Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (97.2%)
Corporate Bonds (97.2%)
Communications (0.2%)
Vodafone Group PLC
5.13%, 6/19/59	$	250	$331
Energy (0.4%)
Equinor ASA
3.70%, 4/6/50		225	259
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (a)		375	384
			643
Finance (34.6%)
Aflac, Inc.
3.60%, 4/1/30		350	408
Air Lease Corp.,
2.50%, 3/1/21		650	650
3.75%, 6/1/26		600	606
American Express Co.
4.20%, 11/6/25		550	640
American International Group, Inc.
4.25%, 3/15/29		300	344
Aon Corp.,
2.20%, 11/15/22		300	311
2.80%, 5/15/30		500	536
Arch Capital Group Ltd.
3.64%, 6/30/50		300	316
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (a)		550	463
Banco de Credito del Peru
2.70%, 1/11/25 (a)		325	326
Banco Santander Chile
2.70%, 1/10/25 (a)		425	437
Bank of America Corp.,
2.50%, 2/13/31		275	289
2.59%, 4/29/31		150	159
2.68%, 6/19/41		475	490
3.19%, 7/23/30		125	138
4.24%, 4/24/38		725	882
4.25%, 10/22/26		475	545
6.11%, 1/29/37		425	600
7.75%, 5/14/38		175	287
Barclays PLC
2.85%, 5/7/26		725	758
BBVA USA,
2.50%, 8/27/24		325	330
3.50%, 6/11/21		975	996
Berkshire Hathaway Finance Corp.
1.85%, 3/12/30 (b)		475	489
BNP Paribas SA,
3.05%, 1/13/31 (a)		725	765
4.40%, 8/14/28 (a)		850	981
BPCE SA
5.15%, 7/21/24 (a)		1,025	1,145
Brighthouse Financial, Inc.
4.70%, 6/22/47		20	18
Brookfield Finance LLC
3.45%, 4/15/50		250	240
Brookfield Finance, Inc.,
3.90%, 1/25/28		325	357
4.00%, 4/1/24		300	326
4.85%, 3/29/29		150	177

Morgan Stanley Institutional Fund Trust
Corporate Bond Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Brown & Brown, Inc.
4.20%, 9/15/24	325	353
Capital One Financial Corp.,
3.30%, 10/30/24	1,625	1,750
3.75%, 3/9/27	125	138
Citigroup, Inc.,
1.68%, 5/15/24	800	817
2.57%, 6/3/31	800	828
4.45%, 9/29/27	1,025	1,171
CNO Financial Group, Inc.
5.25%, 5/30/29	260	280
Commerzbank AG
8.13%, 9/19/23 (a)	550	620
Credit Agricole SA
4.13%, 1/10/27 (a)	250	282
Credit Suisse Group AG
2.59%, 9/11/25 (a)	675	698
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 4/16/21	650	665
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24	375	394
Danske Bank A/S,
3.00%, 9/20/22 (a)	425	432
5.00%, 1/12/23 (a)	200	210
Deutsche Bank AG,
3.15%, 1/22/21	625	628
3.70%, 5/30/24	100	104
Discover Financial Services
3.95%, 11/6/24	625	684
Duke Realty LP
1.75%, 7/1/30	775	772
Equitable Financial Life Global Funding
1.40%, 7/7/25 (a)(c)	625	626
ERP Operating LP
4.63%, 12/15/21	600	629
Federal Realty Investment Trust
3.63%, 8/1/46	225	224
Five Corners Funding Trust II
2.85%, 5/15/30 (a)	750	777
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35	486	495
General Electric Co., MTN
5.88%, 1/14/38	400	452
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/30	350	348
Goldman Sachs Group, Inc. (The),
3.69%, 6/5/28	250	280
MTN
4.80%, 7/8/44	575	754
6.75%, 10/1/37	950	1,385
Grupo Aval Ltd.
4.38%, 2/4/30 (a)	200	190
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	275	353
Hartford Financial Services Group, Inc. (The)
2.80%, 8/19/29	775	822
Healthpeak Properties, Inc.
2.88%, 1/15/31	350	360
High Street Funding Trust I
4.11%, 2/15/28 (a)	850	943
HSBC Holdings PLC,
2.63%, 11/7/25	625	649
4.38%, 11/23/26	625	697
ING Groep N.V.
4.63%, 1/6/26 (a)	350	411

Morgan Stanley Institutional Fund Trust
Corporate Bond Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Itau Unibanco Holding SA
2.90%, 1/24/23 (a)	575	569
JPMorgan Chase & Co.,
2.52%, 4/22/31	175	185
2.96%, 5/13/31	425	452
3.70%, 5/6/30	2,450	2,817
JPMorgan Chase Bank NA
0.00%, 8/7/22	200	246
Kilroy Realty LP
3.05%, 2/15/30	400	397
Kimco Realty Corp.
3.70%, 10/1/49	275	255
LeasePlan Corp.
2.88%, 10/24/24 (a)	675	691
Lloyds Banking Group PLC
3.57%, 11/7/28	425	462
Macquarie Bank Ltd.
3.62%, 6/3/30 (a)	475	499
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30	875	910
MassMutual Global Funding II
3.40%, 3/8/26 (a)	300	337
MDC GMTN BV
4.50%, 11/7/28 (a)	200	235
MetLife, Inc.
5.88%, 2/6/41	350	501
Metropolitan Life Global Funding I
2.95%, 4/9/30 (a)	350	384
National Securities Clearing Corp.
1.50%, 4/23/25 (a)	450	461
Nationwide Building Society,
4.30%, 3/8/29 (a)	275	312
4.36%, 8/1/24 (a)	500	541
Pine Street Trust I
4.57%, 2/15/29 (a)	375	428
PNC Financial Services Group, Inc. (The)
2.20%, 11/1/24	675	716
Progressive Corp. (The),
3.20%, 3/26/30	75	85
4.00%, 3/1/29	75	90
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	1,075	1,160
Santander UK Group Holdings PLC
4.80%, 11/15/24	575	637
Santander UK PLC
5.00%, 11/7/23 (a)	369	403
Service Properties Trust
4.35%, 10/1/24	325	293
Shinhan Bank Co., Ltd.
4.00%, 4/23/29 (a)	325	357
Societe Generale SA
2.63%, 1/22/25 (a)	625	638
SVB Financial Group
3.13%, 6/5/30	400	430
Synchrony Financial
4.25%, 8/15/24	175	184
Syngenta Finance N.V.
4.89%, 4/24/25 (a)	300	316
TD Ameritrade Holding Corp.
3.30%, 4/1/27	325	364
UnitedHealth Group, Inc.
3.70%, 8/15/49	700	830
Wells Fargo & Co.,
2.41%, 10/30/25	225	234
2.57%, 2/11/31	225	236
2.88%, 10/30/30	525	562
3.07%, 4/30/41	525	550
		54,997

Morgan Stanley Institutional Fund Trust
Corporate Bond Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Industrials (54.2%)
Abbott Laboratories
1.40%, 6/30/30		875	872
AbbVie, Inc.,
3.20%, 11/21/29 (a)		1,150	1,270
4.25%, 11/21/49 (a)		550	670
Adobe, Inc.
2.30%, 2/1/30		525	568
Air Products and Chemicals, Inc.
2.80%, 5/15/50		425	448
Airbus SE
0.00%, 6/14/21	EUR	300	334
Akamai Technologies, Inc.
0.38%, 9/1/27 (a)	$	344	375
Aker BP ASA
4.75%, 6/15/24 (a)		575	580
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 8/15/27 (a)(c)		325	329
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 2/15/23 (a)		125	127
Altria Group, Inc.
5.80%, 2/14/39		200	248
Amazon.com, Inc.,
2.50%, 6/3/50		325	335
4.25%, 8/22/57		150	201
American Airlines Pass-Through Trust,
Series AA
3.15%, 8/15/33		689	638
3.20%, 12/15/29		208	196
4.00%, 1/15/27		352	270
Amgen, Inc.,
2.30%, 2/25/31		625	656
4.66%, 6/15/51		200	267
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 2/1/26		425	477
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29		325	393
5.55%, 1/23/49		950	1,269
Anthem, Inc.,
2.38%, 1/15/25		275	292
3.65%, 12/1/27		450	513
Apple, Inc.
2.95%, 9/11/49		775	847
APT Pipelines Ltd.
4.20%, 3/23/25 (a)		300	329
AT&T, Inc.,
2.75%, 6/1/31		475	496
3.65%, 6/1/51		150	158
3.85%, 6/1/60		450	482
4.30%, 2/15/30		575	674
4.50%, 3/9/48		25	30
4.75%, 5/15/46		275	330
4.90%, 8/15/37		375	452
Aviation Capital Group LLC
4.38%, 1/30/24 (a)		475	447
BAT Capital Corp.,
3.22%, 8/15/24		575	616
3.56%, 8/15/27		675	728
Boeing Co. (The),
3.25%, 2/1/35		150	137
3.90%, 5/1/49		225	207
3.95%, 8/1/59		175	154

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

5.15%, 5/1/30	500	559
Booking Holdings, Inc.
0.90%, 9/15/21	225	240
Boston Scientific Corp.
2.65%, 6/1/30	500	522
BP Capital Markets PLC,
4.38%, 12/31/99 (d)	350	356
4.88%, 12/31/99 (d)	350	362
Braskem Netherlands Finance BV
4.50%, 1/31/30 (a)	340	312
Bristol-Myers Squibb Co.
3.40%, 7/26/29 (a)	300	350
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	75	94
4.55%, 9/1/44	610	800
Cameron LNG LLC
2.90%, 7/15/31 (a)	275	295
Campbell Soup Co.
3.13%, 4/24/50	275	281
Canadian National Railway Co.
2.45%, 5/1/50	375	364
Canadian Natural Resources Ltd.
2.95%, 1/15/23	650	672
Caterpillar Financial Services Corp.
3.65%, 12/7/23	525	581
Caterpillar, Inc.
3.25%, 9/19/49	225	250
Celulosa Arauco y Constitucion SA
4.20%, 1/29/30 (a)	200	204
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/1/31	375	381
5.75%, 4/1/48	275	343
Chevron Corp.
2.24%, 5/11/30	750	786
Cigna Corp.,
2.40%, 3/15/30	275	286
3.05%, 10/15/27 (a)	250	272
3.88%, 10/15/47 (a)	125	144
4.80%, 7/15/46 (a)	125	157
Cimarex Energy Co.,
3.90%, 5/15/27	475	481
4.38%, 3/15/29	250	257
Clorox Co. (The)
1.80%, 5/15/30	525	531
Coca-Cola Femsa SAB de CV
2.75%, 1/22/30	600	636
Comcast Corp.,
1.95%, 1/15/31	250	253
3.75%, 4/1/40	175	206
4.05%, 11/1/52	725	892
4.25%, 1/15/33	375	461
Concho Resources, Inc.
4.85%, 8/15/48	250	283
Crown Castle International Corp.,
3.30%, 7/1/30	400	441
4.15%, 7/1/50	200	235
CVS Health Corp.,
3.75%, 4/1/30	1,087	1,255
5.05%, 3/25/48	50	66
5.13%, 7/20/45	75	97
Daimler Finance North America LLC
2.70%, 6/14/24 (a)	325	336
Dell International LLC/EMC Corp.
4.90%, 10/1/26 (a)	750	828
Delta Air Lines, Inc.,
Series AA
3.20%, 10/25/25	450	451
3.63%, 3/15/22	475	450

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Diageo Capital PLC,
2.00%, 4/29/30		275	285
2.13%, 10/24/24		1,050	1,106
2.38%, 10/24/29		200	214
Diamond Sports Group LLC/Diamond Sports Finance Co.
6.63%, 8/15/27 (a)		200	107
Diamondback Energy, Inc.
3.25%, 12/1/26		700	705
Dollar General Corp.
3.50%, 4/3/30		600	675
DP World PLC
5.63%, 9/25/48 (a)		300	329
DuPont de Nemours, Inc.,
5.32%, 11/15/38		225	286
5.42%, 11/15/48		150	198
Embraer Netherlands Finance BV
5.40%, 2/1/27		330	293
Enbridge, Inc.
3.13%, 11/15/29		150	157
Enterprise Products Operating LLC,
3.95%, 1/31/60		125	130
4.20%, 1/31/50		225	252
4.80%, 2/1/49		250	299
Expedia Group, Inc.
3.25%, 2/15/30		75	70
Exxon Mobil Corp.
3.10%, 8/16/49		200	208
Fiserv, Inc.
4.20%, 10/1/28		275	323
Ford Motor Credit Co., LLC
4.39%, 1/8/26		725	691
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23		475	518
Fox Corp.
5.58%, 1/25/49		225	314
General Mills, Inc.
2.88%, 4/15/30		750	818
General Motors Co.,
6.60%, 4/1/36		325	352
6.75%, 4/1/46		150	164
General Motors Financial Co., Inc.,
3.85%, 1/5/28		75	75
4.35%, 1/17/27		175	181
Georgia-Pacific LLC
2.30%, 4/30/30 (a)		675	704
Glencore Funding LLC,
4.13%, 3/12/24 (a)		325	349
4.88%, 3/12/29 (a)		250	282
Global Payments, Inc.
2.90%, 5/15/30		400	420
Grifols SA
2.25%, 11/15/27 (a)	EUR	200	222
HCA, Inc.,
5.25%, 6/15/49	$	50	60
5.50%, 6/15/47		300	366
Home Depot, Inc. (The),
2.95%, 6/15/29		300	338
3.13%, 12/15/49		75	83
3.30%, 4/15/40		200	225
Hormel Foods Corp.
1.80%, 6/11/30		250	255
Hyundai Capital America
2.38%, 2/10/23 (a)		125	126
Imperial Brands Finance PLC
3.13%, 7/26/24 (a)		800	832

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Intel Corp.
4.75%, 3/25/50	600	850
International Business Machines Corp.
4.15%, 5/15/39	700	849
JetBlue Pass Through Trust,
Series AA
2.75%, 5/15/32	494	471
John Deere Capital Corp.
2.45%, 1/9/30	775	842
Kimberly-Clark de Mexico SAB de CV
2.43%, 7/1/31 (a)(c)	275	278
Kinder Morgan, Inc.
5.20%, 3/1/48	175	211
Kroger Co. (The)
2.20%, 5/1/30 (b)	400	417
Lam Research Corp.
3.13%, 6/15/60	150	158
Las Vegas Sands Corp.,
3.20%, 8/8/24	1,550	1,545
3.50%, 8/18/26	150	150
Level 3 Financing, Inc.,
3.40%, 3/1/27 (a)	625	662
Lowe's Cos., Inc.,
2.50%, 4/15/26	575	626
3.65%, 4/5/29	265	304
Marathon Petroleum Corp.,
4.70%, 5/1/25	300	336
4.75%, 12/15/23	1,125	1,236
Mars, Inc.
3.20%, 4/1/30 (a)	300	342
McDonald's Corp.
1.45%, 9/1/25	375	385
Microsoft Corp.,
2.40%, 8/8/26	675	737
2.53%, 6/1/50	450	472
4.45%, 11/3/45	325	443
Mondelez International Holdings Netherlands BV
2.25%, 9/19/24 (a)	500	527
Mondelez International, Inc.
2.75%, 4/13/30	425	458
MPLX LP
5.20%, 12/1/47	100	103
NetApp, Inc.
1.88%, 6/22/25	550	558
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (a)	1,125	1,088
Newmont Corp.
5.45%, 6/9/44	225	301
NIKE, Inc.
3.38%, 3/27/50	400	464
Noble Energy, Inc.
4.95%, 8/15/47	150	134
NOVA Chemicals Corp.
4.88%, 6/1/24 (a)	300	280
Nuance Communications, Inc.
1.00%, 12/15/35	251	297
Nucor Corp.
2.70%, 6/1/30	425	447
Nvent Finance Sarl
3.95%, 4/15/23	1,075	1,124
NVIDIA Corp.
3.50%, 4/1/50	300	345
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 5/1/30 (a)	500	539
Occidental Petroleum Corp.,
3.50%, 8/15/29	250	183
4.40%, 4/15/46	200	140

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Oracle Corp.,
3.60%, 4/1/40		150	171
3.85%, 4/1/60		275	324
4.00%, 11/15/47		475	555
Patterson-UTI Energy, Inc.
3.95%, 2/1/28		450	340
PayPal Holdings, Inc.
2.30%, 6/1/30		425	445
Phillips 66
2.15%, 12/15/30		275	268
POSCO
4.00%, 8/1/23 (a)		225	241
Prosus NV
3.68%, 1/21/30 (a)		200	210
Q-Park Holding I BV
1.50%, 3/1/25 (a)	EUR	150	157
Raytheon Technologies Corp.
4.50%, 6/1/42	$	450	562
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29 (a)		500	491
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)		400	371
Ross Stores, Inc.
4.80%, 4/15/30		650	779
Sabine Pass Liquefaction LLC
4.50%, 5/15/30 (a)		275	306
Saudi Arabian Oil Co.
3.50%, 4/16/29 (a)		500	540
Shell International Finance BV
3.13%, 11/7/49		300	316
Sherwin-Williams Co. (The),
2.30%, 5/15/30		425	435
2.95%, 8/15/29		175	188
3.30%, 5/15/50		150	153
Sigma Finance Netherlands BV
4.88%, 3/27/28 (a)		200	216
Silgan Holdings, Inc.
2.25%, 6/1/28 (a)	EUR	200	217
Smithfield Foods, Inc.
5.20%, 4/1/29 (a)	$	775	839
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15%, 3/20/28 (a)		550	634
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC
4.74%, 3/20/25 (a)		400	436
Standard Industries, Inc.
2.25%, 11/21/26 (a)	EUR	100	106
Sunoco Logistics Partners Operations LP,
3.90%, 7/15/26	$	275	289
4.00%, 10/1/27		325	333
T-Mobile USA, Inc.
3.88%, 4/15/30 (a)		875	975
Tencent Holdings Ltd.
3.60%, 1/19/28 (a)		675	737
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21		65	64
TJX Cos., Inc.
4.50%, 4/15/50		450	581
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/30 (a)		275	294
Transportadora de Gas Internacional SA ESP
5.55%, 11/1/28 (a)		200	219
TWDC Enterprises 18 Corp.,
Series B
7.00%, 3/1/32		200	296

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Twitter, Inc.
1.00%, 9/15/21	280	275
Upjohn, Inc.
3.85%, 6/22/40 (a)	350	377
Verint Systems, Inc.
1.50%, 6/1/21	225	223
Verizon Communications, Inc.,
3.88%, 2/8/29	650	769
4.33%, 9/21/28	300	361
4.67%, 3/15/55	50	68
5.01%, 4/15/49	775	1,084
Visa, Inc.
2.70%, 4/15/40	225	241
Volkswagen Group of America Finance LLC
4.75%, 11/13/28 (a)	375	444
Walmart, Inc.
3.70%, 6/26/28	625	741
Walt Disney Co. (The),
2.65%, 1/13/31	475	504
3.60%, 1/13/51	650	727
6.40%, 12/15/35	283	426
Western Midstream Operating LP
3.10%, 2/1/25	425	404
Williams Cos., Inc. (The),
4.85%, 3/1/48	200	219
5.10%, 9/15/45	225	248
Zillow Group, Inc.
2.00%, 12/1/21	325	403
		86,101
Utilities (7.8%)
Avangrid, Inc.
3.80%, 6/1/29	875	1,014
Boston Gas Co.,
3.00%, 8/1/29 (a)	525	568
4.49%, 2/15/42 (a)	125	155
Cleveland Electric Illuminating Co. (The)
4.55%, 11/15/30 (a)	250	305
Consorcio Transmantaro SA
4.70%, 4/16/34 (a)	200	223
Consumers Energy Co.,
2.50%, 5/1/60	325	314
3.50%, 8/1/51	275	328
DTE Electric Co.
3.95%, 3/1/49	450	549
Duke Energy Corp.
2.45%, 6/1/30	250	264
Duke Energy Indiana LLC,
Series YYY
3.25%, 10/1/49	250	277
Duke Energy Progress LLC
3.45%, 3/15/29	550	632
Enel Finance International N.V.
6.00%, 10/7/39 (a)	200	267
Entergy Arkansas LLC
3.50%, 4/1/26	458	519
Entergy Louisiana LLC
3.05%, 6/1/31	75	83
FirstEnergy Corp.,
Series C
3.40%, 3/1/50	175	186
Georgia Power Co.,
Series B
3.70%, 1/30/50	800	892
Interstate Power & Light Co.
3.50%, 9/30/49	175	192

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Interstate Power and Light Co.
2.30%, 6/1/30	350	357
Mississippi Power Co.
3.95%, 3/30/28	575	654
NextEra Energy Capital Holdings, Inc.
2.75%, 11/1/29	1,100	1,186
NiSource, Inc.
2.95%, 9/1/29	400	435
Northern States Power Co.
2.90%, 3/1/50	275	300
Oglethorpe Power Corp.
5.05%, 10/1/48	325	369
ONEOK, Inc.
3.10%, 3/15/30	575	551
Pacific Gas and Electric Co.,
2.10%, 8/1/27	150	149
3.30%, 8/1/40 (b)	225	220
3.50%, 8/1/50	200	194
Public Service Co. of Colorado,
Series 34
3.20%, 3/1/50	275	308
Southern California Edison Co.
4.00%, 4/1/47	250	285
Virginia Electric & Power Co.,
Series B
3.30%, 12/1/49 (b)	350	390
Xcel Energy, Inc.
2.60%, 12/1/29	275	296
		12,462
Total Fixed Income Securities (Cost $145,721)		154,534

	Shares
Short-Term Investments (3.3%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $1,435)	1,434,738	1,435
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $1,929)	1,929,354	1,929

	Face Amount (000)
U.S. Treasury Security (1.2%)
U.S. Treasury Bill
0.16%, 1/28/21 (f)(g) (Cost $1,863)	$1,865	1,863
Total Short-Term Investments (Cost $5,227)		5,227
Total Investments (100.5%) (Cost $150,948) Including $1,402 of Securities Loaned (h)(i)(j)		159,761
Liabilities in Excess of Other Assets (-0.5%)		(808)
Net Assets (100.0%)		$158,953

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2020, were approximately $1,402,000 and $1,435,000, respectively. The fund received cash collateral of approximately $1,435,000, which was subsequently invested in a Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

(c)	When-issued security.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2020.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2020, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.
(f)	Rate shown is the yield to maturity at June 30, 2020.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreement.
(h)	Securities are available for collateral in connection with purchase of open a when-issued security, open foreign currency forward exchange contract, futures contracts and swap agreement.
(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.
(j)	At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,269,000 and the aggregate gross unrealized depreciation is approximately $1,392,000, resulting in net unrealized appreciation of approximately $8,877,000.
MTN	Medium Term Note.

Foreign Currency Forward Exchange Contract:
The Fund had the following foreign currency forward exchange contract open at June 30, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
BNP Paribas SA	EUR	960	$1,090	9/3/20	$10

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Futures Contracts:
The Fund had the following futures contracts open at June 30, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 30 yr. Bond	57	Sep-20		$5,700	$10,178	$41
U.S. Treasury 2 yr. Note	52	Sep-20		10,400	11,483	3
U.S. Treasury 5 yr. Note	40	Sep-20		4,000	5,030	16
U.S. Treasury Ultra Bond	13	Sep-20		1,300	2,836	38
U.S. Treasury 10 yr. Note	1	Sep-20		100	139	1

Short:
German Euro BOBL	1	Sep-20	EUR	(100)	(152)	(1)
German Euro Bund	2	Sep-20		(200)	(397)	(3)
U.S. Treasury 10 yr. Note	9	Sep-20		$(900)	(1,253)	(4)
U.S. Treasury Ultra Long Bond	155	Sep-20		(15,500)	(24,410)	(163)
						$(72)

Credit Default Swap Agreement:
The Fund had the following credit default swap agreement open at June 30, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment (Received) (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC*
CDX.NA.HY.33	NR	Buy	5.00%	Quarterly	12/20/24	$1,265	$5	$(121)	$126

†	Credit rating as issued by Standard & Poor's.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	Not rated.
EUR	Euro
USD	United States Dollar

Portfolio Composition**
Classification	Percentage of Total Investments
Industrials	54.4%
Finance	34.7
Utilities	7.9
Other***	3.0
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2020.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with a value of approximately $55,878,000 and net unrealized depreciation of approximately $72,000. Does not include open foreign currency forward exchange contract with net unrealized appreciation of approximately $10,000. Also does not include an open swap agreement with total unrealized appreciation of approximately $126,000.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (99.4%)
Corporate Bonds (95.5%)
Basic Materials (5.5%)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27 (a)	$225	$227
Chemours Co. (The)
6.63%, 5/15/23	500	481
Eldorado Gold Corp.
9.50%, 6/1/24 (a)	980	1,047
First Quantum Minerals Ltd.
7.50%, 4/1/25 (a)	500	480
Hudbay Minerals, Inc.
7.25%, 1/15/23 (a)	500	494
IAMGOLD Corp.
7.00%, 4/15/25 (a)	550	555
Innophos Holdings, Inc.
9.38%, 2/15/28 (a)	1,000	983
International Wire Group, Inc.
10.75%, 8/1/21 (a)	850	640
Kaiser Aluminum Corp.
4.63%, 3/1/28 (a)	550	527
6.50%, 5/1/25 (a)	300	311
Mercer International, Inc.
5.50%, 1/15/26	541	510
Minerals Technologies, Inc.
5.00%, 7/1/28 (a)	400	407
Novelis Corp.
4.75%, 1/30/30 (a)	750	718
Olin Corp.
9.50%, 6/1/25 (a)	425	475
PolyOne Corp.
5.75%, 5/15/25 (a)	500	515
PQ Corp.
5.75%, 12/15/25 (a)	575	582
Schweitzer-Mauduit International, Inc.
6.88%, 10/1/26 (a)	850	872
		9,824
Communications (13.1%)
Altice Financing SA
5.00%, 1/15/28 (a)	750	746
Altice France SA
7.38%, 5/1/26 (a)	1,000	1,044
Block Communications, Inc.
4.88%, 3/1/28 (a)	800	792
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	800	827
CenturyLink, Inc.
4.00%, 2/15/27 (a)	750	730
Clear Channel Worldwide Holdings, Inc.
5.13%, 8/15/27 (a)	250	240
9.25%, 2/15/24	851	792
CSC Holdings LLC
5.75%, 1/15/30 (a)	985	1,027
6.50%, 2/1/29 (a)	300	329
Diamond Sports Group LLC/Diamond Sports Finance Co.
6.63%, 8/15/27 (a)	650	348
Digicel Group Ltd.
8.25%, 9/30/20 (a)	900	18
DISH DBS Corp.
7.75%, 7/1/26	750	796
Entercom Media Corp.
6.50%, 5/1/27 (a)	650	586

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

EW Scripps Co. (The)
5.13%, 5/15/25 (a)	1,000	954
Gray Television, Inc.
5.88%, 7/15/26 (a)	900	898
iHeartCommunications, Inc.
5.25%, 8/15/27 (a)	900	863
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	1,250	1,277
Level 3 Financing, Inc.
4.63%, 9/15/27 (a)	750	758
MDC Partners, Inc.
6.50%, 5/1/24 (a)	1,039	970
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 8/15/27 (a)	1,000	1,019
Nexstar Broadcasting, Inc.
5.63%, 7/15/27 (a)	700	697
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 3/15/30 (a)	750	680
Sable International Finance Ltd.
5.75%, 9/7/27 (a)	750	766
Sirius XM Radio, Inc.
5.00%, 8/1/27 (a)	750	768
Sprint Corp.
7.88%, 9/15/23	750	846
TEGNA, Inc.
4.63%, 3/15/28 (a)	600	555
5.00%, 9/15/29 (a)	300	281
Univision Communications, Inc.
6.63%, 6/1/27 (a)	425	407
9.50%, 5/1/25 (a)	850	905
Virgin Media Finance PLC
5.00%, 7/15/30 (a)	900	884
Virgin Media Secured Finance PLC
5.50%, 5/15/29 (a)	575	602
Ziggo Bond Co. BV
5.13%, 2/28/30 (a)	525	522
Ziggo BV
4.88%, 1/15/30 (a)	550	554
		23,481
Consumer, Cyclical (22.8%)
AAG FH LP/AAG FH Finco, Inc.
9.75%, 7/15/24 (a)	550	517
Adient US LLC
9.00%, 4/15/25 (a)	275	297
American Axle & Manufacturing, Inc.
6.88%, 7/1/28	650	646
American Builders & Contractors Supply Co., Inc.
5.88%, 5/15/26 (a)	500	496
Aramark Services, Inc.
4.75%, 6/1/26	350	338
6.38%, 5/1/25 (a)	600	621
Asbury Automotive Group, Inc.
4.75%, 3/1/30 (a)	250	244
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 1/15/28 (a)	725	714
Aston Martin Capital Holdings Ltd.
6.50%, 4/15/22 (a)	650	588
Banijay Entertainment SASU
5.38%, 3/1/25 (a)	825	809
Beazer Homes USA, Inc.
5.88%, 10/15/27	750	719
Boyd Gaming Corp.
4.75%, 12/1/27 (a)	550	474
6.00%, 8/15/26	750	704

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Boyne USA, Inc.
7.25%, 5/1/25 (a)	830	872
Burlington Coat Factory Warehouse Corp.
6.25%, 4/15/25 (a)	750	785
CCM Merger, Inc.
6.00%, 3/15/22 (a)	750	745
CD&R Smokey Buyer, Inc.
6.75%, 7/15/25 (a)(b)	525	547
Cedar Fair LP
5.25%, 7/15/29 (a)	500	453
Century Communities, Inc.
5.88%, 7/15/25	775	774
6.75%, 6/1/27	475	479
Core & Main Holdings LP
8.63% Cash, 9.38% PIK, 9/15/24 (a)(c)	350	352
Dana, Inc.
5.38%, 11/15/27	500	500
Dealer Tire LLC / DT Issuer LLC
8.00%, 2/1/28 (a)	525	488
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23 (a)	1,268	1,076
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
7.50%, 5/1/25 (a)	425	298
Eldorado Resorts, Inc.
6.00%, 9/15/26	163	176
FelCor Lodging LP
6.00%, 6/1/25	500	487
Ferrellgas LP/Ferrellgas Finance Corp.
10.00%, 4/15/25 (a)	550	595
Ford Motor Co.
8.50%, 4/21/23	575	609
9.00%, 4/22/25	575	623
Forestar Group, Inc.
5.00%, 3/1/28 (a)	500	491
Golden Nugget, Inc.
8.75%, 10/1/25 (a)	1,000	568
Hanesbrands, Inc.
4.88%, 5/15/26 (a)	250	252
Installed Building Products, Inc.
5.75%, 2/1/28 (a)	250	251
International Game Technology PLC
5.25%, 1/15/29 (a)	375	368
IRB Holding Corp.
7.00%, 6/15/25 (a)	500	516
JB Poindexter & Co., Inc.
7.13%, 4/15/26 (a)	700	710
LGI Homes, Inc.
6.88%, 7/15/26 (a)	500	511
Lithia Motors, Inc.
4.63%, 12/15/27 (a)	600	596
Macy's, Inc.
8.38%, 6/15/25 (a)	750	748
Marriott Ownership Resorts, Inc.
6.13%, 9/15/25 (a)	450	462
Mattamy Group Corp.
5.25%, 12/15/27 (a)	500	499
Mclaren Finance PLC
5.75%, 8/1/22 (a)	550	389
Meritor, Inc.
6.25%, 2/15/24	500	506
6.25%, 6/1/25 (a)	250	253
MGM Resorts International
5.50%, 4/15/27	327	315
6.75%, 5/1/25	500	497
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.50%, 6/20/27 (a)(b)	600	603

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Nathan's Famous, Inc.
6.63%, 11/1/25 (a)	1,000	1,013
National CineMedia LLC
5.75%, 8/15/26	500	347
Navistar International Corp.
6.63%, 11/1/25 (a)	750	713
New Home Co., Inc. (The)
7.25%, 4/1/22	750	700
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
8.50%, 5/15/27 (a)	465	468
Performance Food Group, Inc.
5.50%, 10/15/27 (a)	710	686
6.88%, 5/1/25 (a)	500	518
Picasso Finance Sub, Inc.
6.13%, 6/15/25 (a)	625	641
Rite Aid Corp.,
6.13%, 4/1/23 (a)	475	463
7.50%, 7/1/25 (a)	275	276
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/1/25	400	390
Scientific Games International, Inc.
7.00%, 5/15/28 (a)	225	180
8.25%, 3/15/26 (a)	500	449
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	750	684
Station Casinos LLC
4.50%, 2/15/28 (a)	700	595
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	810	793
Taylor Morrison Communities, Inc.
5.88%, 6/15/27 (a)	700	727
6.00%, 9/1/23 (a)	550	565
Tempur Sealy International, Inc.
5.50%, 6/15/26	425	430
Titan International, Inc.
6.50%, 11/30/23	900	591
Truck Hero, Inc.
8.50%, 4/21/24 (a)	1,100	1,104
Vail Resorts, Inc.
6.25%, 5/15/25 (a)	575	604
William Carter Co. (The)
5.63%, 3/15/27 (a)	500	516
5.50%, 5/15/25 (a)	250	258
Winnebago Industries, Inc.
6.25%, 7/15/28	300	302
Wolverine World Wide, Inc.
5.00%, 9/1/26 (a)	500	483
6.38%, 5/15/25 (a)	300	316
Wyndham Destinations, Inc.
4.63%, 3/1/30 (a)	500	461
		40,834
Consumer, Non-Cyclical (13.8%)
Acadia Healthcare Co., Inc.
5.50%, 7/1/28 (a)	600	604
5.63%, 2/15/23	350	351
Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	925	447
Albertsons Cos., Inc./Safeway, Inc./New Albertson's, Inc./Albertson's LLC
5.88%, 2/15/28 (a)	750	775
Bausch Health Cos, Inc.
6.13%, 4/15/25 (a)	350	355
9.00%, 12/15/25 (a)	550	593
6.25%, 2/15/29 (a)	500	503

Morgan Stanley Institutional Fund Trust
High Yield Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Beverages & More, Inc.
11.50%, 6/15/22 (a)	900	750
Catalent Pharma Solutions, Inc.
5.00%, 7/15/27 (a)	500	520
Central Garden & Pet Co.
5.13%, 2/1/28	575	597
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)	950	920
Edgewell Personal Care Co.
5.50%, 6/1/28 (a)	500	515
Emeco Pty Ltd.
Series B
9.25%, 3/31/22	687	694
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	778	586
FAGE International SA/FAGE USA Dairy Industry, Inc.
5.63%, 8/15/26 (a)	900	849
Garda World Security Corp.
9.50%, 11/1/27 (a)	900	953
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	800	823
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%, 6/1/26 (a)	1,000	936
Hadrian Merger Sub, Inc.
8.50%, 5/1/26 (a)	350	318
Harsco Corp.
5.75%, 7/31/27 (a)	700	704
Jaguar Holding Co. II/PPD Development LP
5.00%, 6/15/28 (a)	300	308
Kraft Heinz Foods Co.
4.25%, 3/1/31 (a)	500	531
Lamb Weston Holdings, Inc.
4.88%, 11/1/26 (a)	500	519
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	850	143
Michael Baker International LLC
8.75%, 3/1/23 (a)	800	800
MPH Acquisition Holdings LLC
7.13%, 6/1/24 (a)	750	700
Polaris Intermediate Corp.
8.50% Cash,9.25% PIK, 12/1/22 (a)(c)	650	574
Post Holdings, Inc.
5.50%, 12/15/29 (a)	250	259
Select Medical Corp.
6.25%, 8/15/26 (a)	650	659
Service Corp. International
5.13%, 6/1/29	500	539
Simmons Foods, Inc.
5.75%, 11/1/24 (a)	850	810
Sotheby's
7.38%, 10/15/27 (a)	450	426
Spectrum Brands, Inc.
5.00%, 10/1/29 (a)	725	718
Surgery Center Holdings, Inc.
6.75%, 7/1/25(a)	650	589
10.00%, 4/15/27(a)	700	702
Teleflex, Inc.
4.88%, 6/1/26	350	362
Tenet Healthcare Corp.
7.00%, 8/1/25	750	733
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	790	708
TMS International Holding Corp.
7.25%, 8/15/25 (a)	1,000	820
United Rentals North America, Inc.
4.88%, 1/15/28	250	257
US Foods, Inc.
6.25%, 4/15/25 (a)	836	854
		24,804

Morgan Stanley Institutional Fund Trust
High Yield Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Diversified (1.1%)
PetSmart, Inc.
7.13%, 3/15/23 (a)	950	938
Trident TPI Holdings, Inc.
6.63%, 11/1/25 (a)	1,000	954
		1,892
Energy (10.3%)
American Midstream Partners LP/American Midstream Finance Corp.
9.50%, 12/15/21 (a)	1,000	914
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 4/1/27 (a)	300	283
Baytex Energy Corp.
5.63%, 6/1/24 (a)	1,000	614
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26 (a)	850	760
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 5/1/27 (a)	766	641
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/25 (a)	750	675
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 1/30/28 (a)	750	722
6.63%, 7/15/25 (a)	250	253
Energy Ventures Gom LLC/EnVen Finance Corp.
11.00%, 2/15/23 (a)	1,200	1,006
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	840	779
Jagged Peak Energy LLC
5.88%, 5/1/26	750	730
Lonestar Resources America, Inc.
11.25%, 1/1/23 (a)	1,115	117
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.00%, 8/1/26 (a)	950	902
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21	1,150	867
Matador Resources Co.
5.88%, 9/15/26	800	594
Murphy Oil Corp.
5.75%, 8/15/25	800	718
5.88%, 12/1/27	200	176
Murphy Oil USA, Inc.
5.63%, 5/1/27	800	829
Occidental Petroleum Corp.
2.90%, 8/15/24	875	749
6.95%, 7/1/24	855	842
Oceaneering International, Inc.
6.00%, 2/1/28	775	545
Parkland Fuel Corp.
5.88%, 7/15/27 (a)	250	260
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 1/15/25 (a)	500	488
PBF Holding Co., LLC/PBF Finance Corp.
6.00%, 2/15/28 (a)	500	416
Seven Generations Energy Ltd.
5.38%, 9/30/25 (a)	700	618
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 2/15/26	600	581
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	750	636
Viper Energy Partners LP
5.38%, 11/1/27 (a)	830	816
WPX Energy, Inc.
4.50%, 1/15/30	300	265
5.25%, 10/15/27	700	655
		18,451

Morgan Stanley Institutional Fund Trust
High Yield Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Finance(8.7%)
AHP Health Partners, Inc.
9.75%, 7/15/26 (a)	750	773
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.75%, 10/15/27 (a)	650	649
Compass Group Diversified Holdings LLC
8.00%, 5/1/26 (a)	850	867
CTR Partnership LP/CareTrust Capital Corp.
5.25%, 6/1/25	608	616
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28 (a)	400	419
Fly Leasing Ltd.
5.25%, 10/15/24	425	346
Freedom Mortgage Corp.
8.25%, 4/15/25 (a)	500	497
GTCR AP Finance, Inc.
8.00%, 5/15/27 (a)	750	775
HUB International Ltd.
7.00%, 5/1/26 (a)	732	731
Hunt Cos., Inc.
6.25%, 2/15/26 (a)	661	603
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 5/15/27	500	484
6.25%, 5/15/26	100	100
INTL FCStone, Inc.
8.63%, 6/15/25 (a)	575	602
Iron Mountain, Inc.
5.25%, 7/15/30 (a)	300	296
iStar, Inc.
4.25%, 8/1/25	435	395
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24 (a)	825	729
Kennedy-Wilson, Inc.
5.88%, 4/1/24	500	499
Lions Gate Capital Holdings LLC
5.88%, 11/1/24(a)	400	384
6.38%, 2/1/24(a)	450	440
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/1/27	325	334
4.63%, 6/15/25 (a)	250	245
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 8/1/29	500	503
NMI Holdings, Inc.
7.38%, 6/1/25 (a)	350	367
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 12/15/22 (a)	1,000	924
Provident Funding Associates LP/PFG Finance Corp.
6.38%, 6/15/25 (a)	512	481
Radian Group, Inc.
4.88%, 3/15/27	350	330
6.63%, 3/15/25	450	462
SBA Communications Corp.
3.88%, 2/15/27 (a)	525	524
Vertical Holdco Gmbh Co.
7.63%, 7/15/28	425	425
Vertical US Newco, Inc.
5.25%, 7/15/27	750	750
		15,550

Morgan Stanley Institutional Fund Trust
High Yield Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Industrials (16.4%)
American Woodmark Corp.
4.88%, 3/15/26 (a)	250	245
Apex Tool Group LLC/BC Mountain Finance, Inc.
9.00%, 2/15/23 (a)	900	653
Bombardier, Inc.
6.13%, 1/15/23 (a)	600	413
Brand Industrial Services, Inc.
8.50%, 7/15/25 (a)	1,000	903
Builders FirstSource, Inc.
5.00%, 3/1/30 (a)	650	612
Cargo Aircraft Management, Inc.
4.75%, 2/1/28 (a)	500	497
Cleaver-Brooks, Inc.
7.88%, 3/1/23 (a)	750	638
Core & Main LP
6.13%, 8/15/25 (a)	600	600
Cornerstone Building Brands, Inc.
8.00%, 4/15/26 (a)	650	657
EnerSys
4.38%, 12/15/27 (a)	500	497
EnPro Industries, Inc.
5.75%, 10/15/26	800	803
Flex Acquisition Co., Inc.
6.88%, 1/15/25 (a)	600	581
FXI Holdings, Inc.
7.88%, 11/1/24 (a)	688	594
Greif, Inc.
6.50%, 3/1/27 (a)	625	638
Griffon Corp.
5.75%, 3/1/28	875	866
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.38%, 12/15/23 (a)	925	923
Ingram Micro, Inc.
5.45%, 12/15/24	750	757
Intertape Polymer Group, Inc.
7.00%, 10/15/26 (a)	1,075	1,109
JPW Industries Holding Corp.
9.00%, 10/1/24 (a)	1,050	829
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/23 (a)	1,000	884
Koppers, Inc.
6.00%, 2/15/25 (a)	750	732
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (a)	750	781
Manitowoc Co., Inc. (The)
9.00%, 4/1/26 (a)	575	571
Mauser Packaging Solutions Holding Co.
7.25%, 4/15/25 (a)	1,000	910
Moog, Inc.
4.25%, 12/15/27 (a)	625	608
New Enterprise Stone & Lime Co., Inc.
6.25%, 3/15/26 (a)	725	731
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27 (a)	500	521
PGT Escrow Issuer, Inc.
6.75%, 8/1/26 (a)	750	760
Plastipak Holdings, Inc.
6.25%, 10/15/25 (a)	750	730
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.00%, 7/15/24 (a)	600	603
Standard Industries, Inc.
5.00%, 2/15/27 (a)	500	508
Stevens Holding Co., Inc.
6.13%, 10/1/26 (a)	500	524

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 7/15/23	500	499
TopBuild Corp.
5.63%, 5/1/26 (a)	500	507
TransDigm, Inc.
5.50%, 11/15/27	750	657
TriMas Corp.
4.88%, 10/15/25 (a)	500	502
Triumph Group, Inc.
6.25%, 9/15/24 (a)	500	426
Trivium Packaging Finance BV
8.50%, 8/15/27 (a)	750	803
TTM Technologies, Inc.
5.63%, 10/1/25 (a)	1,013	1,008
Tutor Perini Corp.
6.88%, 5/1/25 (a)	500	478
US Concrete, Inc.
6.38%, 6/1/24	625	619
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	475	455
Watco Cos. LLC/Watco Finance Corp.
6.50%, 6/15/27 (a)	750	772
WESCO Distribution, Inc.
7.13%, 6/15/25 (a)	350	369
XPO Logistics, Inc.
6.13%, 9/1/23 (a)	350	355
6.25%, 5/1/25 (a)	300	315
		29,443
Technology (2.7%)
Boxer Parent Co., Inc.
7.13%, 10/2/25 (a)	725	761
CDK Global, Inc.
5.25%, 5/15/29 (a)	500	520
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%, 3/1/25 (a)	500	495
IQVIA, Inc.
5.00%, 5/15/27 (a)	250	257
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25 (a)	750	765
MSCI, Inc.
4.75%, 8/1/26 (a)	150	156
MTS Systems Corp.
5.75%, 8/15/27 (a)	750	691
Rackspace Hosting, Inc.
8.63%, 11/15/24 (a)	800	805
RP Crown Parent LLC
7.38%, 10/15/24 (a)	428	428
		4,878
Utilities (1.1%)
Calpine Corp.
5.75%, 1/15/25	400	405
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	950	962
NRG Energy, Inc.
5.25%, 6/15/29 (a)	250	263
PG&E Corp.
5.25%, 7/1/30	350	353
		1,983
		171,140

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Variable Rate Senior Loan Interests (3.9%)
Communication Services (0.4%)
CommScope, Inc.
Term B
1 Month USD LIBOR + 3.25%, 3.43%, 4/6/26 (d)	347	331
Connect Finco Sarl
Term B
1 Month USD LIBOR + 4.50%, 5.50%, 12/11/26 (d)	409	386
		717
Communications (0.5%)
Terrier Media Buyer, Inc.
Term B
1 Month USD LIBOR + 4.25%, 4.43%, 12/17/26 (d)	945	905
Consumer, Cyclical (0.9%)
Playa Resorts Holding B.V.
Term B
1 Month USD LIBOR + 2.75%, 3.75%, 4/29/24 (d)	632	538
Thor Industries, Inc.
Term B
1 Month USD LIBOR + 3.75%, 3.94%, 2/1/26 (d)	636	626
Topgolf International, Inc.
Term B
3 Month USD LIBOR + 5.50%, 5.81%, 2/8/26 (d)	495	450
		1,614
Consumer, Non-Cyclical (0.4%)
Hearthside Food Solutions LLC
Term B
1 Month USD LIBOR + 3.69%, 3.87%, 5/23/25 (d)	662	632
Energy (0.0%)
Gavilan Resources LLC
2nd Lien Term
0.00%, 3/1/24 (e)(f)	1,000	12
Industrials (1.4%)
Airxcel, Inc.
1st Lien Term
2 Month USD LIBOR + 4.50%, 4.74%, 4/28/25 (d)	636	574
Associated Asphalt Partners LLC
Term B
1 Month USD LIBOR + 5.25%, 6.25%, 4/5/24 (d)	969	712
Cook & Boardman Group LLC
Term B
6 Month USD LIBOR + 5.75%, 6.75%, 10/17/25 (d)	460	423
SAExploration Holdings, Inc.
Term Loan
10.00%, 1/4/21	500	425
Titan Acquisition Ltd.
Term B
3 Month USD LIBOR + 3.00%, 3.36%, 3/28/25 (d)	511	470
		2,604
Technology (0.3%)
DynCorp International, Inc.
Term B
1 Month USD LIBOR + 6.00%, 7.00%, 8/18/25 (d)	578	556
		7,040
Total Fixed Income Securities (Cost $188,542)		178,180

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

	Shares
Common Stocks (0.2%)
Auto Components (0.0%)
Exide Technologies (g)	592	—
Equity Real Estate Investment Trusts (REITs) (0.1%)
American Gilsonite Co. (g)	500	188
Machinery (0.1%)
Iracore International Holdings, Inc., Class A (g)(h)	470	58
Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. (g)	2,826	31
Transportation (0.0%)
Sycreon Group BV/Syncreon Global Finance US, Inc. (e)(f)	1,441	58
Total Common Stocks (Cost $151)		335

No. of Warrants
Warrant (0.0%)
Transportation (0.0%)
Sncreon Group BV/Syncreon Global Finance US, Inc. expires 10/2/24 (Cost $—)	2,266	23

	Shares	Value (000)
Participation Note (0.0%)
Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. Equity Linked Notes, expires 9/23/20 (g) (Cost $—)	2,802	—@

Short-Term Investment (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $86)	86,004	86
Total Investments (99.6%) (Cost $188,779) (j)(k)(l)		178,624
Other Assets in Excess of Liabilities (0.4%)		649
Net Assets (100.0%)		$179,273

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	When-issued security.
(c)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Floating or variable rate securities: The rates disclosed are as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(e)	Non-income producing security; bond in default.
(f)	Issuer in bankruptcy.
(g)	Non-income producing security.
(h)	At June 30, 2020, the Fund held a fair valued security valued at approximately $58,000 representing 0.03% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s (as defined herein) Trustees.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2020, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(j)	Securities are available for collateral in connection with purchase of when-issued securities.
(k)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.
(l)	At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,879,000 and the aggregate gross unrealized depreciation is approximately $13,034,000, resulting in net unrealized depreciation of approximately $10,155,000.

@	Value is less than $500.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
REITs	Real Estate Investment Trusts.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	22.9%
Industrials	16.5
Consumer, Non-Cyclical	13.9
Communications	13.1
Energy	10.3
Other*	9.1
Finance	8.7
Basic Materials	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (93.3%)
Agency Adjustable Rate Mortgages (0.4%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
1 Year CMT + 2.18%, 3.68%, 6/1/38	$150	$158
1 Year CMT + 2.34%, 3.92%, 1/1/36	238	252
1 Year CMT + 2.32%, 4.00%, 7/1/38	228	239
1 Year CMT + 2.31%, 4.17%, 3/1/37	290	305
		954
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed) (0.1%)
Safina Ltd.
2.00%, 12/30/23	311	318
Agency Fixed Rate Mortgages (0.5%)
Federal Home Loan Mortgage Corporation, Gold Pools:
4.50%, 12/1/24	175	187
6.50%, 4/1/24	—@	1
7.50%, 5/1/35	19	23
8.00%, 8/1/32	11	13
8.50%, 8/1/31	12	14
Federal National Mortgage Association, Conventional Pools:
4.50%, 6/1/24 – 7/1/24	294	313
5.00%, 12/1/23 – 12/1/24	140	147
6.00%, 9/1/37	46	53
6.50%, 2/1/28 – 10/1/32	155	178
7.00%, 7/1/29 – 3/1/37	183	210
7.50%, 8/1/37	24	30
8.00%, 4/1/33	45	56
8.50%, 10/1/32	21	26
Government National Mortgage Association, Various Pools:
6.00%, 11/15/38	88	101
8.50%, 7/15/30	30	33
		1,385
Asset-Backed Securities (18.7%)
Ally Auto Receivables Trust
1.75%, 12/15/21	124	125
Aqua Finance Trust
3.14%, 7/16/40 (a)	383	382
Avant Loans Funding Trust,
3.95%, 12/15/22 (a)	4	4
4.11%, 7/15/22 (a)	386	386
Bayview Opportunity Master Fund Trust
3.50%, 1/28/55 (a)(b)	193	198
CarMax Auto Owner Trust,
1.70%, 11/15/24	1,800	1,844
1.98%, 11/15/21	102	102
Cascade Funding Mortgage Trust
3.40%, 4/25/30 (a)(b)	711	712
CFMT 2020-HB3 LLC
5.11%, 5/25/30 (a)(b)	800	813

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

CNH Equipment Trust
2.01%, 12/16/24	1,528	1,566
Consumer Loan Underlying Bond Credit Trust,
3.28%, 7/15/26 (a)	845	812
4.07%, 7/15/25 (a)	283	281
Credit Suisse ABS Trust
4.28%, 7/25/24 (a)	27	27
Fair Square Issuance Trust
2.90%, 9/20/24 (a)	300	299
Falcon Aerospace Ltd.
3.60%, 9/15/39 (a)	472	426
FCI Funding 2019-1 LLC
3.63%, 2/18/31 (a)	267	269
Finance of America Structured Securities Trust
3.81%, 4/25/29 (a)(b)	475	431
Foundation Finance Trust,
3.30%, 7/15/33 (a)	222	224
3.86%, 11/15/34 (a)	404	408
FREED ABS Trust,
3.19%, 11/18/26 (a)	900	864
3.87%, 6/18/26 (a)	500	497
4.61%, 10/20/25 (a)	560	556
GAIA Aviation Ltd.
3.97%, 12/15/44 (a)	671	578
GM Financial Automobile Leasing Trust,
1.67%, 12/20/22	830	843
3.06%, 6/21/21	77	77
GM Financial Automobile Leasing Trust 2020-2
0.80%, 7/20/23	220	221
GM Financial Consumer Automobile Receivables Trust
2.81%, 12/16/22	1,075	1,095
Gracechurch Card Funding PLC
1 Month USD LIBOR + 0.40%, 0.58%, 7/15/22 (a)(b)	627	627
Hyundai Auto Lease Securitization Trust
2.92%, 7/15/21 (a)	616	619
Hyundai Auto Receivables Trust
1.77%, 1/18/22	185	186
Lunar Aircraft Ltd.
3.38%, 2/15/45 (a)	341	316
MACH 1 Cayman Ltd.
3.47%, 10/15/39 (a)	521	438
Mercedes-Benz Auto Receivables Trust
0.55%, 2/18/25	330	330
MFA LLC,
3.35%, 11/25/47 (a)	398	400
3.88%, 5/25/48 (a)	563	560
4.16%, 7/25/48 (a)	395	394
Mosaic Solar Loan Trust
2.10%, 4/20/46 (a)	400	403
Nationstar HECM Loan Trust,
2.27%, 11/25/29 (a)(b)	135	135
4.17%, 7/25/28 (a)(b)	650	653
4.35%, 11/25/28 (a)(b)	700	694
New Residential Advance Receivables Trust,
2.80%, 10/15/51 (a)	352	341
3.06%, 8/15/53 (a)	665	634
Nissan Auto Receivables Owner Trust
1.75%, 10/15/21	206	207
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 1.79%, 7/25/25 (b)	82	82

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

NRZ Advance Receivables Trust
3.33%, 7/15/52 (a)	400	394
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (a)	257	251
4.59%, 2/25/23 (a)	379	383
NYCTL Trust
2.19%, 11/10/32 (a)	692	696
OnDeck Asset Securitization Trust II LLC
3.33%, 11/18/24 (a)	900	816
Option One Mortgage Loan Trust Asset-Backed Certificates
1 Month USD LIBOR + 0.50%, 0.69%, 8/20/30 (b)	89	87
Oscar US Funding X LLC
3.18%, 5/10/23 (a)	830	848
Oscar US Funding XI LLC
2.49%, 8/10/22 (a)	230	231
Oxford Finance Funding LLC
3.10%, 2/15/28 (a)	350	356
PFS Financing Corp.,
1.27%, 6/16/25 (a)	1,500	1,507
2.23%, 10/15/24 (a)	1,160	1,146
2.57%, 7/15/22	460	459
2.74%, 10/17/22 (a)	440	440
2.86%, 4/15/24 (a)	230	237
2.89%, 2/15/23 (a)	275	278
3.19%, 4/17/23 (a)	300	305
3.52%, 10/15/23 (a)	162	167
Pretium Mortgage Credit Partners I LLC
2.86%, 5/27/59 (a)	752	747
Prosper Marketplace Issuance Trust,
3.59%, 7/15/25 (a)	700	687
3.96%, 10/15/24 (a)	392	393
PRPM LLC,
3.75%, 4/25/23 (a)(b)	250	251
3.97%, 4/25/24 (a)	645	650
Raptor Aircraft Finance I LLC
4.21%, 8/23/44 (a)	812	676
RCO V Mortgage LLC,
3.47%, 11/25/24 (a)	817	818
4.46%, 10/25/23 (a)	369	370
ReadyCap Lending Small Business Loan Trust
PRIME - 0.50%, 2.75%, 12/27/44 (a)(b)	258	240
Republic FInance Issuance Trust
3.43%, 11/22/27 (a)	800	797
Santander Retail Auto Lease Trust
1.74%, 7/20/23 (a)	1,330	1,351
SFS Asset Securitization LLC
4.24%, 6/10/25 (a)	814	813
Small Business Lending Trust
2.85%, 7/15/26 (a)	193	187
Sofi Consumer Loan Program Trust,
3.14%, 2/25/27 (a)	186	188
3.35%, 4/26/27 (a)	172	174
3.67%, 8/25/27 (a)	519	525
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
2.77%, 10/15/52 (a)	325	322
TLF National Tax Lien Trust
3.09%, 12/15/29 (a)	316	318
Towd Point Mortgage Trust,
1 Month USD LIBOR + 0.60%, 0.78%, 2/25/57 (a)(b)	276	274
2.75%, 4/25/57 (a)(b)	90	92

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Upgrade Receivables Trust,
4.09%, 3/15/25 (a)	300	296
4.53%, 11/15/24 (a)	543	541
Upstart Securitization Trust,
3.73%, 9/20/29 (a)	850	827
4.45%, 12/22/25 (a)	79	80
Vericrest Opportunity Loan Trust,
2.98%, 2/25/50 (a)	905	899
3.18%, 10/25/49 (a)	545	542
3.35%, 9/25/49 (a)	696	700
Verizon Owner Trust,
1 Month USD LIBOR + 0.27%, 0.46%, 4/20/22 (a)(b)	53	54
2.93%, 9/20/23	600	618
Volkswagen Auto Lease Trust
1.99%, 11/21/22	1,280	1,303
VOLT LXIV LLC
3.38%, 10/25/47 (a)	514	517
VOLT LXXX LLC
3.23%, 10/25/49 (a)	473	472
VOLT LXXXIII LLC
3.33%, 11/26/49 (a)	735	738
VOLT LXXXV LLC
3.23%, 1/25/50 (a)	505	502
VOLT LXXXVIII LLC
2.98%, 3/25/50 (a)	662	656
		48,278
Collateralized Mortgage Obligations - Agency Collateral Series (0.4%)
Federal Home Loan Mortgage Corporation, REMIC
7.50%, 9/15/29	336	396
Government National Mortgage Association, REMIC
1 Month USD LIBOR + 0.50%, 0.80%, 3/20/61 (b)	121	121
1 Month USD LIBOR + 0.56%, 0.86%, 9/20/62 (b)	574	575
		1,092
Commercial Mortgage-Backed Securities (1.6%)
CSWF 2018-TOP
1 Month USD LIBOR + 1.45%, 1.63%, 8/15/35 (a)(b)	640	602
Federal Home Loan Mortgage Corporation
3.03%, 10/25/20 (b)	213	214
HPLY Trust
1 Month USD LIBOR + 2.35%, 2.53%, 11/15/36 (a)(b)	410	362
Hudsons Bay Simon JV Trust
1 Month USD LIBOR + 1.83%, 2.13%, 8/5/34 (a)(b)	185	169
JP Morgan Chase Commercial Mortgage Securities Corp.
4.13%, 7/5/31 (a)	1,100	1,168
Natixis Commercial Mortgage Securities Trust
1 Month USD LIBOR + 2.20%, 2.38%, 7/15/36 (a)(b)	850	810
VMC Finance 2019-FL3 LLC
1 Month USD LIBOR + 2.05%, 2.24%, 9/15/36 (a)(b)	733	648
		3,973
Corporate Bonds (64.4%)
Energy (0.7%)
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (a)	475	487

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

MPLX LP
3 Month USD LIBOR + 0.90%, 1.21%, 9/9/21 (b)	1,300	1,290
		1,777
Finance (31.4%)
ABN Amro Bank N.V.
3.40%, 8/27/21 (a)	650	672
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 1/23/23	1,260	1,238
American Express Co.,
3.00%, 2/22/21	700	710
3.38%, 5/17/21	1,050	1,075
3.70%, 11/5/21	665	692
American Honda Finance Corp.
2.15%, 9/10/24	1,200	1,254
American Tower Corp.
2.40%, 3/15/25	600	634
Anthem, Inc.
3.50%, 8/15/24	1,200	1,314
ANZ New Zealand International Ltd.
1.90%, 2/13/23 (a)	1,510	1,552
Aon Corp.
2.20%, 11/15/22	575	597
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (a)	625	526
Banco Santander Chile
2.70%, 1/10/25 (a)	800	823
Bank of America Corp.,
3.12%, 1/20/23	1,200	1,243
MTN
3.30%, 1/11/23	1,220	1,303
Bank of Montreal
2.90%, 3/26/22	1,030	1,074
Bank of Nova Scotia (The),
1.63%, 5/1/23	1,600	1,638
2.00%, 11/15/22	1,175	1,213
Barclays Bank PLC
1.70%, 5/12/22	1,530	1,558
BBVA USA
3.50%, 6/11/21	925	945
BNP Paribas SA
3.50%, 3/1/23 (a)	1,250	1,324
BPCE SA,
2.38%, 1/14/25 (a)	625	647
4.00%, 9/12/23 (a)	1,200	1,298
Canadian Imperial Bank of Commerce
2.61%, 7/22/23	1,130	1,168
Capital One Financial Corp.
3.20%, 1/30/23	2,500	2,635
Cigna Corp.
3.75%, 7/15/23	1,213	1,317
Citigroup, Inc.
3.88%, 10/25/23	2,400	2,639
Citizens Bank NA
3.25%, 2/14/22	575	596
Credit Suisse AG,
1.00%, 5/5/23	2,360	2,374
3.00%, 10/29/21	1,140	1,179
DBS Group Holdings Ltd.
2.85%, 4/16/22 (a)	360	373

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Deutsche Bank AG,
2.70%,7/13/20	750	750
4.25%,2/4/21	650	657
DNB Bank ASA
2.13%, 10/2/20 (a)	700	703
Equitable Financial Life Global Funding
1.40%, 7/7/25 (a)(c)	1,000	1,002
Goldman Sachs Group, Inc.
(The) 3.63%, 1/22/23	1,275	1,367
HSBC Holdings PLC
3.60%, 5/25/23	2,250	2,416
JPMorgan Chase & Co.
3.63%, 5/13/24	1,170	1,293
LeasePlan Corp.
2.88%, 10/24/24 (a)	1,275	1,305
Lloyds Banking Group PLC
1.33%, 6/15/23	1,275	1,283
Macquarie Bank Ltd.,
2.10%, 10/17/22 (a)	1,500	1,542
2.30%, 1/22/25 (a)	1,075	1,127
MassMutual Global Funding II
1.95%, 9/22/20 (a)	560	562
Metropolitan Life Global Funding I,
0.90%, 6/8/23 (a)	1,140	1,147
0.95%,7/2/25	1,275	1,274
1.95%, 9/15/21 – 1/13/23 (a)	2,210	2,267
National Australia Bank Ltd.
1.88%, 12/13/22	950	980
National Securities Clearing Corp.
1.20%, 4/23/23 (a)	710	721
Nationwide Building Society
2.00%, 1/27/23 (a)	2,030	2,092
New York Life Global Funding,
1.10%, 5/5/23 (a)	1,030	1,052
2.25%, 7/12/22 (a)	470	486
2.95%, 1/28/21 (a)	350	355
Nordea Bank Abp
1.00%, 6/9/23 (a)	1,450	1,465
PACCAR Financial Corp.
2.65%, 5/10/22	1,175	1,225
Protective Life Global Funding
2.70%, 11/25/20 (a)	525	530
Royal Bank of Canada,
2.55%,7/16/24	1,275	1,355
2.80%,4/29/22	1,220	1,270
Santander UK Group Holdings PLC
4.80%, 11/15/24	1,200	1,329
Santander UK PLC
2.10%, 1/13/23	1,100	1,138
Skandinaviska Enskilda Banken AB,
2.20%, 12/12/22 (a)	700	726
3.05%, 3/25/22 (a)	1,230	1,281
Societe Generale SA
2.63%, 1/22/25 (a)	1,175	1,200
Suncorp-Metway Ltd.
2.38%, 11/9/20 (a)	670	674
Synchrony Financial
4.25%, 8/15/24	625	657
TD Ameritrade Holding Corp.
3.75%, 4/1/24	1,225	1,353
Truist Bank,

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

2.15%,12/6/24	1,525	1,605
2.80%,5/17/22	550	572
Truist Financial Corp.
3.20%, 9/3/21	610	629
UBS AG
2.45%, 12/1/20 (a)	600	604
United Overseas Bank Ltd.
3.20%, 4/23/21 (a)	340	347
UnitedHealth Group, Inc.
2.70%, 7/15/20	500	500
Wells Fargo & Co.
3.07%, 1/24/23	1,900	1,969
Westpac Banking Corp.
2.00%, 1/13/23	680	704
		81,125
Industrials(30.2%)
AbbVie, Inc.
2.60%, 11/21/24 (a)	1,500	1,593
Alibaba Group Holding Ltd.
2.80%, 6/6/23	1,275	1,341
Alimentation Couche-Tard, Inc.
2.70%, 7/26/22 (a)	800	820
Altria Group, Inc.
3.49%, 2/14/22	375	391
Amgen, Inc.
1.90%, 2/21/25	1,350	1,411
Amphenol Corp.
2.05%, 3/1/25	1,250	1,304
Analog Devices, Inc.
2.95%, 1/12/21	1,175	1,190
Anheuser-Busch InBev Finance, Inc.
3.30%, 2/1/23	1,250	1,324
Apple, Inc.
0.75%, 5/11/23	990	1,001
AT&T, Inc.
3.80%, 3/1/24	2,450	2,695
BAT International Finance PLC
3.25%, 6/7/22 (a)	2,000	2,084
Bayer US Finance II LLC
3.50%, 6/25/21 (a)	330	338
BMW US Capital LLC
2.95%, 4/14/22 (a)	770	798
Bristol-Myers Squibb Co.
3.25%, 2/20/23 (a)	275	293
Canadian Natural Resources Ltd.
2.95%, 1/15/23	1,250	1,293
Caterpillar Financial Services Corp.
3.30%, 6/9/24	2,430	2,675
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 2/1/24	1,200	1,329
Chevron Corp.
1.55%, 5/11/25	1,900	1,955
Crown Castle International Corp.
5.25%, 1/15/23	1,175	1,308
Daimler Finance North America LLC,
2.55%, 8/15/22 (a)	1,210	1,242
2.85%, 1/6/22 (a)	1,110	1,135
3.75%, 11/5/21 (a)	295	305

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Dell International LLC/EMC Corp.
4.42%, 6/15/21 (a)	1,190	1,223
Deutsche Telekom International Finance BV
1.95%, 9/19/21 (a)	1,260	1,275
Diageo Capital PLC
2.13%, 10/24/24	1,350	1,422
DR Horton, Inc.
2.55%, 12/1/20	480	483
Enbridge, Inc.
2.50%, 1/15/25	750	780
Enterprise Products Operating LLC
2.80%, 2/15/21	780	791
Fox Corp.
4.03%, 1/25/24	1,200	1,331
General Motors Financial Co., Inc.
3.95%, 4/13/24	1,250	1,294
Glencore Funding LLC,
3.00%, 10/27/22 (a)	1,275	1,317
4.13%, 3/12/24 (a)	1,225	1,314
Hyundai Capital America,
2.38%, 2/10/23 (a)	590	595
2.85%, 11/1/22 (a)	800	817
3.95%, 2/1/22 (a)	1,270	1,307
Imperial Brands Finance PLC
3.13%, 7/26/24 (a)	1,275	1,326
John Deere Capital Corp.,
0.70%, 7/5/23	710	713
3.45%, 1/10/24	1,225	1,345
Keurig Dr Pepper, Inc.
3.55%, 5/25/21	930	956
Kinder Morgan, Inc.
5.00%, 2/15/21 (a)	1,170	1,195
Las Vegas Sands Corp.
3.20%, 8/8/24	1,250	1,246
Lockheed Martin Corp.
2.50%, 11/23/20	90	91
Lowe's Cos., Inc.
3.13%, 9/15/24	1,230	1,340
Mondelez International Holdings Netherlands BV,
2.13%, 9/19/22 (a)	1,160	1,196
2.25%, 9/19/24 (a)	950	1,001
Mondelez International, Inc.
0.63%, 7/1/22	1,270	1,270
Northrop Grumman Corp.,
2.08%, 10/15/20	580	583
3.50%, 3/15/21	1,220	1,246
Nucor Corp.
2.00%, 6/1/25	975	1,011
PACCAR Financial Corp.
0.80%, 6/8/23	380	382
PayPal Holdings, Inc.
2.40%, 10/1/24	1,300	1,381
PepsiCo,Inc.
0.75%, 5/1/23	630	636
Philip Morris International, Inc.,
1.13%, 5/1/23	550	560
2.63%, 3/6/23	1,700	1,798
Raytheon Technologies Corp.
2.80%, 3/15/22 (a)	1,275	1,316
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20 (a)	410	413

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Seven & i Holdings Co., Ltd.
3.35%, 9/17/21 (a)	1,750	1,800
Sky Ltd.
3.75%, 9/16/24 (a)	2,330	2,598
Starbucks Corp.
2.10%,2/4/21	2,080	2,097
Takeda Pharmaceutical Co. Ltd.
4.00%,11/26/21	725	757
Takeda Pharmaceutical Co., Ltd.
4.40%,11/26/23	1,775	1,975
Toyota Motor Credit Corp.
1.15%,5/26/22	1,260	1,275
Union Pacific Corp.
3.50%,6/8/23	1,225	1,329
Upjohn, Inc.
1.65%, 6/22/25 (a)	1,225	1,250
Volkswagen Group of America Finance LLC,
2.70%, 9/26/22(a)	1,420	1,468
3.88%, 11/13/20(a)	755	762
		78,090
Utilities(2.1%)
DTE Energy Co.
2.25%,11/1/22	1,800	1,860
FirstEnergy Corp.
2.05%,3/1/25	625	646
NextEra Energy Capital Holdings, Inc.
2.40%,9/1/21	1,550	1,585
Southern Co. (The)
2.95%,7/1/23	1,260	1,333
		5,424
		166,416
Mortgages - Other(6.6%)
Bunker Hill Loan Depositary Trust
1.72%,2/25/55	900	900
Cascade Funding Mortgage Trust,
2.80%, 6/25/69(a)(b)	655	665
4.00%, 10/25/68(a)(b)	556	581
CHL Mortgage Pass-Through Trust
5.50%,5/25/34	102	103
CIM Trust
3.00%, 4/25/57 (a)(b)	391	398
Federal Home Loan Mortgage Corporation
1 Month USD LIBOR + 1.20%, 1.38%, 10/25/29 (b)	76	76
FMC GMSR Issuer Trust
4.23%, 9/25/24 (a)(b)	900	854
Galton Funding Mortgage Trust,
3.50%, 11/25/57(a)(b)	236	239
4.00%, 2/25/59(a)(b)	178	180
GCAT Trust
2.65%, 10/25/68 (a)(b)	494	514
Gosforth Funding PLC
3 Month USD LIBOR + 0.45%,
0.81%, 8/25/60 (a)(b)	203	203
Government National Mortgage Association,
1 Month USD LIBOR + 0.28%, 0.58%, 5/20/63(b)	22	22
1 Month USD LIBOR + 0.45%, 0.75%, 5/20/62(b)	2	2
1 Month USD LIBOR + 0.60%, 0.90%, 1/20/64(b)	180	180

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Headlands Residential LLC
3.97%, 6/25/24 (a)	200	200
Lanark Master Issuer PLC,
3 Month USD LIBOR + 0.42%, 0.78%, 12/22/69 (b)	504	504
3 Month USD LIBOR + 0.77%, 1.13%, 12/22/69 (a)(b)	389	390
2.28%, 12/22/69 (a)(b)	360	368
LHOME Mortgage Trust
3.23%, 10/25/24 (a)	235	236
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 – 8/25/55(a)(b)	253	273
4.00%, 9/25/57 (a)(b)	465	490
NRPL Trust
4.25%, 7/25/67 (a)	580	595
OBX Trust
4.00%, 7/25/58 (a)(b)	339	346
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.88%, 1.08%, 1/16/60 (a)(b)	295	293
1 Month USD LIBOR + 0.93%, 1.12%, 3/12/61 (a)(b)	680	677
1 Month USD LIBOR + 0.95%, 1.14%, 8/18/60 (a)(b)	378	377
1 Month USD LIBOR + 1.00%, 1.19%, 6/20/60 (a)(b)	412	410
PRPM LLC,
3.50%, 10/25/24 (a)(b)	712	708
4.50%, 1/25/24 (a)	521	528
Resimac,
Series 19-2A
1 Month USD LIBOR + 0.95%, 1.13%, 2/10/51 (a)(b)	608	605
RESIMAC Bastille Trust,
1 Month USD LIBOR + 0.85%, 1.02%, 12/5/59 (a)(b)	245	244
1 Month USD LIBOR + 0.93%, 1.10%, 9/5/57 (a)(b)	434	434
RMF Buyout Issuance Trust
1.71%, 6/25/30 (a)(b)	700	701
Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59	840	901
Sequoia Mortgage Trust
1 Month USD LIBOR + 0.62%, 0.81%, 8/20/34 (b)	175	166
Silver Hill Trust
3.10%, 11/25/49 (a)(b)	1,197	1,221
TVC Mortgage Trust
3.47%, 9/25/24 (a)	300	298
Vista Point Securitization Trust
1.76%, 3/25/65 (a)(b)	1,240	1,240
		17,122
Sovereign (0.6%)
Corp. Andina de Fomento
2.38%, 5/12/23	1,170	1,202
Korea Development Bank (The)
3.00%, 3/19/22	410	424
		1,626
Total Fixed Income Securities (Cost $237,029)		241,164

Shares
Short-Term Investments (7.4%)
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $16,516)	16,516,476	16,516

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

	Face Amount (000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill
0.16%, 1/28/21 (e) (Cost $1,349)	$1,350	1,349
Corporate Bond (0.5%)
Industrial (0.5%)
Marathon Petroleum Corp.
3.40%, 12/15/20 (Cost $1,283)	1,275	1,288
Total Short-Term Investments (Cost $19,148)		19,153
Total Investments (100.7%) (Cost $256,177) (f)(g)(h)		260,317
Liabilities in Excess of Other Assets (-0.7%)		(1,824)
Net Assets (100.0%)		$258,493

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Floating or variable rate securities: The rates disclosed are as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	When-issued security.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2020, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Funds.
(e)	Rate shown is the yield to maturity at June 30, 2020.
(f)	Securities are available for collateral in connection with purchase of when-issued security and futures contracts.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.
(h)	At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,365,000 and the aggregate gross unrealized depreciation is approximately $1,366,000, resulting in net unrealized appreciation of approximately $3,999,000.
@	Value is less than $500.
CMT	Constant Maturity Treasury Note Rate.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PRIME	Daily U.S. Prime Rate.
REMIC	Real Estate Mortgage Investment Conduit.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited) (cont’d)

Futures Contracts:
The Fund had the following futures contracts open at June 30, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	321	Sep-20	$64,200	$70,886	$10

Short:
U.S. Treasury 5 yr. Note	334	Sep-20	(33,400)	(41,998)	(151)

					$(141)

Portfolio Composition

Classification	Percentage of Total Investments
Finance	31.2%
Industrials	30.0
Asset-Backed Securities	18.5
Short-Term Investments	7.3
Mortgages - Other	6.6
Other*	6.4
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open long/short futures contracts with a value of approximately $112,884,000 and net unrealized depreciation of approximately $141,000.

Morgan Stanley Institutional Fund Trust
Strategic Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (97.9%)
Asset-Backed Securities (30.8%)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
1 Month USD LIBOR + 1.73%, 1.91%, 10/25/34 (a)		$39	$38
American Homes 4 Rent Trust,
5.64%, 4/17/52 (b)		100	111
Ameriquest Mortgage Securities, Inc.,
1 Month USD LIBOR + 2.10%, 2.28%, 5/25/34 (a)		222	213
AMSR Trust,
3.87%, 1/19/39 (a)(b)		200	194
Bayview Financial Revolving Asset Trust,
1 Month USD LIBOR + 0.93%, 1.11%, 2/28/40 (a)(b)		121	111
BCMSC Trust,
7.51%, 1/15/29 (a)		131	124
Cascade Funding Mortgage Trust,
3.40%, 4/25/30 (a)(b)		89	89
4.49%, 12/25/29 (a)(b)		205	162
CFMT 2020-HB3 LLC,
4.08%, 5/25/30 (a)(b)		200	202
Chase Funding Loan Acquisition Trust,
5.50%, 8/25/34		31	32
Conn's Receivables Funding LLC,
3.62%, 6/17/24 (b)		100	96
4.60%, 6/17/24 (b)		400	318
Consumer Loan Underlying Bond Credit Trust,
3.48%, 12/15/26 (b)		100	95
Credit-Based Asset Servicing & Securitization LLC,
1 Month USD LIBOR + 0.75%, 0.93%, 2/25/33 (a)		59	56
1 Month USD LIBOR + 1.46%, 1.64%, 5/25/32 (a)		36	36
DT Auto Owner Trust,
5.33%, 11/17/25 (b)		100	102
ECAF I Ltd.,
4.95%, 6/15/40 (b)		235	204
EquiFirst Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 2.36%, 10/25/34 (a)		44	43
European Residential Loan Securitisation,
1 Month EURIBOR + 2.00%, 1.49%, 7/24/54 (a)	EUR	236	236
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)	$	236	213
Finance of America HECM Buyout,
2.72%, 2/25/30 (a)(b)		200	181
3.50%, 12/27/49 (b)		200	201
Financial Asset Securities Corp.,
1 Month USD LIBOR + 0.38%, 0.56%, 2/27/35 (a)(b)		20	17
FREED ABS Trust,
3.19%, 11/18/26 (b)		100	96
GSAA Home Equity Trust,
6.00%, 11/25/36		23	13
GSAMP Trust,
1 Month USD LIBOR + 0.32%, 0.50%, 3/25/46 (a)		100	97
Home Partners of America Trust,
1 Month USD LIBOR + 2.65%, 2.84%, 7/17/34 (a)(b)		100	99
3.60%, 9/17/39 (b)		96	93
Invitation Homes Trust,
1 Month USD LIBOR + 2.00%, 2.18%, 6/17/37 (a)(b)		200	194
1 Month USD LIBOR + 2.20%, 2.39%, 1/17/38 (a)(b)		252	234
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (b)		237	199
MFA LLC,
4.16%, 7/25/48 (b)		121	121
Mosaic Solar Loan Trust,
2.10%, 4/20/46 (b)		200	202
Nationstar Home Equity Loan Trust,
1 Month USD LIBOR + 0.25%, 0.43%, 4/25/37 (a)		20	20

Morgan Stanley Institutional Fund Trust
Strategic Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Newday Funding PLC,
1 Month GBP LIBOR + 2.40%, 2.47%, 9/15/27 (a)(b)	GBP	100	121
Newtek Small Business Loan Trust,
1 Month USD LIBOR + 1.70%, 1.88%, 2/25/44 (a)(b)	$	146	142
NRZ Excess Spread-Collateralized Notes,
5.44%, 6/25/25		100	100
OnDeck Asset Securitization Trust II LLC,
3.14%, 11/18/24 (b)		200	190
Ownit Mortgage Loan Trust,
1 Month USD LIBOR + 0.27%, 0.45%, 3/25/37 (a)		48	46
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.65%, 2.83%, 8/25/25 (a)(b)		200	191
1 Month USD LIBOR + 2.85%, 3.03%, 2/25/23 (a)(b)		250	247
Progress Residential Trust,
3.68%, 10/17/36 (b)		200	195
4.38%, 3/17/35 (b)		100	102
Prosper Marketplace Issuance Trust,
5.50%, 10/15/24 (b)		100	96
ReadyCap Lending Small Business Loan Trust,
PRIME - 0.50%, 2.75%, 12/27/44 (a)(b)		86	80
Republic FInance Issuance Trust,
3.93%, 11/22/27 (b)		100	89
SFS Asset Securitization LLC,
4.24%, 6/10/25 (b)		153	153
Skopos Auto Receivables Trust,
3.63%, 9/16/24 (b)		100	97
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.39%, 1/25/40 (a)	EUR	300	300
Small Business Origination Loan Trust,
3.89%, 12/15/27 (a)	GBP	72	35
Sprite Ltd.,
4.25%, 12/15/37 (b)	$	163	137
Stanwich Mortgage Loan Trust,
3.48%, 11/16/24 (b)		219	221
START Ireland,
4.09%, 3/15/44 (b)		165	148
Tricon American Homes Trust,
5.10%, 1/17/36 (b)		200	204
5.77%, 11/17/33 (b)		200	198
Truman Capital Mortgage Loan Trust,
1 Month USD LIBOR + 2.55%, 2.73%, 1/25/34 (a)(b)		36	35
1 Month USD LIBOR + 2.78%, 2.96%, 11/25/31 (a)(b)		37	36
Upgrade Receivables Trust,
3.51%, 10/15/25 (b)		100	98
VCAT LLC,
3.57%, 11/25/49 (b)		88	87
			7,790
Collateralized Mortgage Obligation - Agency Collateral Series (0.0%)
Government National Mortgage Association, IO
0.73%, 8/20/58 (a)		325	8
Commercial Mortgage-Backed Securities (4.7%)
BX Trust,
1 Month USD LIBOR + 3.15%, 3.33%, 7/15/34 (a)(b)		85	79
GS Mortgage Securities Corp. Trust,
1 Month USD LIBOR + 2.20%, 2.38%, 10/15/36 (a)(b)		100	93
GS Mortgage Securities Trust,
4.47%, 2/10/48 (a)(b)		100	79
4.85%, 6/10/47 (a)		50	47
Jackson Park Trust LIC,
3.24%, 10/14/39 (a)(b)		150	144
MFT Trust,
3.48%, 2/6/30 (a)(b)		250	225
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (a)(b)		250	220

Morgan Stanley Institutional Fund Trust
Strategic Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited) (cont’d)

Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.70%, 1.88%, 10/15/49 (a)(b)		95	89
Natixis Commercial Mortgage Securities Trust,
4.30%, 10/15/36 (b)		150	139
Wells Fargo Commercial Mortgage Trust,
4.30%, 5/15/48 (a)		75	60
			1,175
Corporate Bonds (43.3%)
Communications (0.3%)
Crown Castle International Corp.,
3.30%, 7/1/30		25	27
TEGNA, Inc.,
4.63%, 3/15/28 (b)		45	42
			69
Finance (21.9%)
ABN Amro Bank N.V.,
4.75%, 7/28/25 (b)		200	221
Air Lease Corp.,
3.75%, 6/1/26		125	126
Aon Corp.,
2.20%, 11/15/22		50	52
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)		50	42
Bank of America Corp.,
2.46%, 10/22/25		250	263
4.25%, 10/22/26		350	402
Barclays PLC,
2.85%, 5/7/26		200	209
BNP Paribas SA,
1.13%, 6/11/26	EUR	100	114
Brown & Brown, Inc.,
4.20%, 9/15/24	$	50	54
Citigroup, Inc.,
1.68%, 5/15/24		250	255
5.50%, 9/13/25		325	386
CNO Financial Group, Inc.,
5.25%, 5/30/29		125	134
Cooperatieve Rabobank UA,
2.50%, 5/26/26	EUR	100	114
Credit Agricole SA,
1.38%, 3/13/25		100	117
CyrusOne LP/CyrusOne Finance Corp.,
2.90%, 11/15/24	$	75	79
DBS Group Holdings Ltd.,
1.50%, 4/11/28	EUR	100	114
Deutsche Bank AG,
2.70%, 7/13/20	$	25	25
3.15%, 1/22/21		100	100
Discover Financial Services,
3.95%, 11/6/24		25	27
Equitable Holdings, Inc.,
3.90%, 4/20/23		250	268
ERP Operating LP,
4.15%, 12/1/28		100	119
Goldman Sachs Group, Inc. (The),
2.00%, 11/1/28	EUR	100	122
4.25%, 10/21/25	$	125	141
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (b)		125	128
Iron Mountain, Inc.,
4.88%, 9/15/29 (b)		75	73
Itau Unibanco Holding SA,
2.90%, 1/24/23 (b)		250	248
LeasePlan Corp.,
2.88%, 10/24/24 (b)		200	205

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Macquarie Bank Ltd.,
2.10%, 10/17/22 (b)		150	154
Metropolitan Life Global Funding I,
0.95%, 7/2/25		150	150
PNC Financial Services Group, Inc. (The),
2.20%, 11/1/24		225	239
Post Holdings, Inc.,
5.50%, 12/15/29 (b)		25	26
Service Properties Trust,
4.35%, 10/1/24		55	50
Societe Generale SA,
2.63%, 1/22/25 (b)		200	204
SVB Financial Group,
3.13%, 6/5/30		50	54
Synchrony Financial,
4.25%, 8/15/24		250	263
USAA Capital Corp.,
1.50%, 5/1/23 (b)		150	154
Vonovia Finance BV,
4.00%, 12/17/21 (c)	EUR	100	115
			5,547
Industrials (19.3%)
AbbVie, Inc.,
2.60%, 11/21/24 (b)	$	250	266
3.60%, 5/14/25		125	138
Albertsons Cos., Inc./Safeway, Inc./New Albertson's, Inc./Albertson's LLC,
5.75%, 3/15/25		25	26
Allison Transmission, Inc.,
5.00%, 10/1/24 (b)		75	75
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27		75	73
Aviation Capital Group LLC,
4.38%, 1/30/24 (b)		250	235
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.50%, 4/1/23		3	2
5.75%, 7/15/27 (b)		49	38
Berry Global, Inc.,
4.50%, 2/15/26 (b)		25	25
Boyd Gaming Corp.,
4.75%, 12/1/27 (b)		40	34
Crown Castle International Corp.,
5.25%, 1/15/23		125	139
CSX Corp.,
2.40%, 2/15/30		75	79
Diamond Sports Group LLC/Diamond Sports Finance Co.,
6.63%, 8/15/27 (b)		75	40
Eldorado Gold Corp.,
9.50%, 6/1/24 (b)		25	27
Ford Motor Credit Co., LLC,
3.10%, 5/4/23		200	190
Garda World Security Corp.,
9.50%, 11/1/27 (b)		50	53
Global Partners LP/GLP Finance Corp.,
7.00%, 6/15/23 – 8/1/27		75	70
Grifols SA,
2.25%, 11/15/27 (b)	EUR	100	111
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23 (b)	$	75	75
Hanesbrands, Inc.,
4.88%, 5/15/26 (b)		75	76
HCA, Inc.,
4.13%, 6/15/29		125	138
Hudbay Minerals, Inc.,
7.63%, 1/15/25 (b)		75	71
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.25%, 6/1/26 (b)		25	26

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Koppers, Inc.,
6.00%, 2/15/25 (b)		75	73
Las Vegas Sands Corp.,
3.20%, 8/8/24		75	75
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		225	238
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24 (b)		25	24
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (b)		25	23
MDC Partners, Inc.,
6.50%, 5/1/24 (b)		75	70
Mosaic Co. (The),
4.25%, 11/15/23		125	131
Navistar International Corp.,
6.63%, 11/1/25 (b)		75	71
NortonLifeLock, Inc.,
5.00%, 4/15/25 (b)		75	76
NXP BV/NXP Funding LLC/NXP USA, Inc.,
3.40%, 5/1/30 (b)		125	135
Oceaneering International, Inc.,
6.00%, 2/1/28		75	53
Q-Park Holding I BV,
1.50%, 3/1/25 (b)	EUR	100	105
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (b)	$	75	70
Sabine Pass Liquefaction LLC,
4.20%, 3/15/28		130	140
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25		75	73
Select Medical Corp.,
6.25%, 8/15/26 (b)		75	76
Silgan Holdings, Inc.,
2.25%, 6/1/28 (b)	EUR	100	108
Solvay Finance SA,
5.12%, 6/2/21 (c)		100	114
Sotheby's,
7.38%, 10/15/27 (b)	$	200	189
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
4.74%, 9/20/29 (b)		200	218
Standard Industries, Inc.,
2.25%, 11/21/26 (b)	EUR	100	106
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	$	13	13
Thermo Fisher Scientific, Inc.,
4.13%, 3/25/25		325	371
Verizon Communications, Inc.,
3.88%, 2/8/29		200	237
Western Midstream Operating LP,
3.10%, 2/1/25		75	71
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (b)		25	24
			4,891
Technology (0.6%)
Lam Research Corp.,
3.75%, 3/15/26		125	143
Utilities (1.2%)
Greenko Investment Co.,
4.88%, 8/16/23		200	196
ONEOK, Inc.,
3.40%, 9/1/29		125	122
			318
			10,968

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Mortgages - Other (14.6%)
Alba PLC,
3 Month GBP LIBOR + 0.50%, 0.67%, 3/17/39 (a)	GBP	34	38
Alternative Loan Trust,
4.13%, 3/25/35 (a)	$	31	29
5.75%, 3/25/34		34	34
PAC
1 Month USD LIBOR + 0.45% ,0.63%, 10/25/36 (a)		39	16
Banc of America Alternative Loan Trust,
5.71%, 10/25/36 (a)		70	32
Banc of America Mortgage Trust,
3.23%, 6/25/35 (a)		120	112
4.34%, 3/25/33 (a)		20	18
Bear Stearns ARM Trust,
3.81%, 2/25/36 (a)		26	25
4.50%, 8/25/33 (a)		120	117
Bear Stearns Trust,
3.46%, 4/25/35 (a)		28	23
Cascade Funding Mortgage Trust,
2.80%, 6/25/69 (a)(b)		175	177
4.00%, 10/25/68 (a)(b)		223	187
5.80%, 6/25/48 (b)		100	89
Citigroup Mortgage Loan Trust,
3.42%, 6/25/36 (a)		25	15
Deephaven Residential Mortgage Trust,
3.49%, 12/26/46 (a)(b)		104	105
E-MAC Program BV,
3 Month EURIBOR + 0.17%, 1.80%, 4/25/39 (a)	EUR	65	60
Eurohome Mortgages PLC,
3 Month EURIBOR + 0.21%, 0.00%, 8/2/50 (a)		19	20
FMC GMSR Issuer Trust,
5.07%, 5/25/24 (a)(b)	$	200	197
Galton Funding Mortgage Trust,
4.00%, 2/25/59 (a)(b)		48	50
GC Pastor Hipotecario 5 FTA,
3 Month EURIBOR + 0.17%, 0.00%, 6/21/46 (a)	EUR	34	32
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.00%, 8/28/39 (a)		64	68
GSR Mortgage Loan Trust,
4.04%, 12/25/34 (a)	$	45	45
HarborView Mortgage Loan Trust,
3.21%, 6/19/34 (a)		63	63
4.14%, 2/25/36 (a)		29	16
Hipocat 11 FTA,
3 Month EURIBOR + 0.13%, 0.00%, 1/15/50 (a)	EUR	19	21
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (a)		67	67
IM Pastor 4 FTA,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/44 (a)		57	58
IndyMac INDX Mortgage Loan Trust,
3.72%, 12/25/34 (a)	$	19	19
Lansdowne Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.30%, 0.00%, 6/15/45 (a)	EUR	13	14
Lansdowne Mortgage Securities No. 2 PLC,
3 Month EURIBOR + 0.34%, 0.00%, 9/16/48 (a)		39	37
Lehman Mortgage Trust,
6.00%, 7/25/36	$	60	42
LHOME Mortgage Trust,
3.87%, 7/25/24 (b)		100	101
National City Mortgage Capital Trust,
6.00%, 3/25/38		13	13
Newgate Funding PLC,
3 Month GBP LIBOR + 3.00%, 3.19%, 12/15/50 (a)	GBP	114	130
OBX Trust,
3.50%, 10/25/59 (a)(b)	$	75	77
PMC PLS ESR Issuer LLC,
5.07%, 11/25/24 (b)		123	122

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

PRPM LLC,
3.50%, 10/25/24 (a)(b)		89	89
RBSSP Resecuritization Trust,
3.53%, 12/25/35 (a)(b)		123	123
Reperforming Loan REMIC Trust,
8.50%, 6/25/35 (b)		43	47
ResLoC UK PLC,
3 Month EURIBOR + 0.45%, 0.09%, 12/15/43 (a)	EUR	102	96
Seasoned Credit Risk Transfer Trust,
3.75%, 9/25/55 (a)(b)	$	150	135
4.50%, 2/25/59 (a)(b)		150	138
4.75%, 5/25/57 – 10/25/58(a)		200	191
4.75%, 7/25/58 (a)(b)		200	194
Silver Hill Trust,
3.10%, 11/25/49 (a)(b)		138	141
STARM Mortgage Loan Trust,
4.56%, 1/25/37 (a)		20	19
Uropa Securities PLC,
3 Month GBP LIBOR + 0.55%, 0.75%, 6/10/59 (a)	GBP	79	89
3 Month GBP LIBOR + 0.75%, 0.95%, 6/10/59 (a)		36	40
3 Month GBP LIBOR + 0.55%, 1.22%, 10/10/40 (a)		87	90
Washington Mutual MSC Mortgage Pass-Through Certificates,
5.50%, 3/25/33	$	24	25
			3,686
Sovereign (4.5%)
Australia Government Bond,
2.75%, 11/21/28	AUD	1	1
Brazil Notas do Tesouro Nacional Series F,
10.00%, 1/1/29	BRL	300	64
Ghana Government International Bond,
8.13%, 1/18/26	$	200	203
Guatemala Government Bond,
4.88%, 2/13/28		200	214
Hellenic Republic Government Bond,
3.38%, 2/15/25 (b)	EUR	115	145
3.45%, 4/2/24 (b)		40	50
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	635,000	42
8.25%, 5/15/29		465,000	35
Peruvian Government International Bond, (Units)
5.40%, 8/12/34 (b)(d)	PEN	60	18
Senegal Government International Bond,
6.25%, 5/23/33	$	200	204
Ukraine Government International Bond,
7.75%, 9/1/23		150	158
			1,134
Total Fixed Income Securities (Cost $25,419)			24,761

Shares
Short-Term Investments (1.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $110)	110,292	110

		Face Amount (000)
U.S. Treasury Security (1.0%)
U.S. Treasury Bill
0.16%, 1/28/21 (f)(g) (Cost $255)	$	255	255
Total Short-Term Investments (Cost $365)			365

Morgan Stanley Institutional Fund Trust
Strategic Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Total Investments (99.3%) (Cost $25,784) (h)(i)(j)	25,126
Other Assets in Excess of Liabilities (0.7%)	186
Net Assets (100.0%)	$25,312

(a)	Floating or variable rate securities: The rates disclosed are as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2020.
(d)	Consists of one or more classes of securities traded together as a unit.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(f)	Rate shown is the yield to maturity at June 30, 2020.
(g)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(h)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreement.
(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.
(j)	At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $503,000 and the aggregate gross unrealized depreciation is approximately $1,061,000, resulting in net unrealized depreciation of approximately $558,000.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
PRIME	Daily U.S. Prime Rate.
REMIC	Real Estate Mortgage Investment Conduit.

Morgan Stanley Institutional Fund Trust
Strategic Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
BNP Paribas SA	EUR	2,247	$2,552	9/3/20	$24
Citibank NA	GBP	496	$622	9/3/20	7
JPMorgan Chase Bank NA	BRL	367	$72	9/3/20	5
JPMorgan Chase Bank NA	IDR	1,132,494	$79	9/3/20	1
JPMorgan Chase Bank NA	PEN	65	$19	9/3/20	1
					$38

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Ultra Long Bond (United States)	1	Sep-20		$100	$157	$1
Short:
U.S. Treasury 10 yr. Note (United States)	1	Sep-20		(100)	(139)	(— @ )
U.S. Treasury 5 yr. Note (United States)	11	Sep-20		(1,100)	(1,383)	(5)
German Euro Bund (Germany)	2	Sep-20	EUR	(200)	(397)	(3)
						$(7)

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at June 30, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC* CDX.NA.HY.34	NR	Sell	5.00%	Quarterly	6/20/25	$1,900	$(15)	$(84)	$69

@	—	Value is less than $500.
†	—	Credit rating as issued by Standard & Poor’s.
*	—	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR	—	Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
PEN	—	Peruvian Nuevo Sol
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Asset-Backed Securities	31.0%
Finance	22.1
Industrials	19.5
Mortgages - Other	14.7
Other**	11.3
Short-Term Investments	1.4
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with a value of approximately $2,076,000 and net unrealized depreciation of approximately $7,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $38,000. Also, does not include open swap agreement with total unrealized appreciation of approximately $69,000.

Morgan Stanley Institutional Fund Trust
Ultra-Short Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (17.0%)
Domestic Banks (2.4%)
Credit Suisse NY,
0.50%, 4/1/21	$150,000	$150,054
1.40%, 1/19/21	123,500	124,200
1.50%, 4/30/21	125,000	126,079
		400,333
International Banks (14.6%)
Banque Federative du Credit Mutuel SA
1.94%, 1/6/21	135,000	134,784
Barclays Bank PLC,
1.05%, 12/15/20 – 2/19/21	230,000	230,465
1.10%, 2/1/21	125,000	125,284
1.25%, 11/2/20	115,000	115,355
Credit Industriel et Commercial,
1.88%, 12/18/20 – 1/19/21	375,000	374,425
1.93%, 1/29/21	200,000	199,616
Lloyds Bank PLC
0.65%, 11/2/20	15,000	15,015
Mizuho Bank Ltd.
0.37%, 12/23/20	235,000	235,003
Qatar National Bank,
2.29%, 9/14/20	250,000	249,788
2.30%, 12/16/20 – 1/4/21	400,000	398,829
UBS AG Stamford Branch,
1.51%, 1/7/21	150,000	150,911
1.54%, 2/8/21	150,000	151,057
		2,380,532
Total Certificates of Deposit (Cost $2,765,769)		2,780,865

Commercial Paper (a) (37.3%)
Asset-Backed Diversified Financial Services (5.3%)
Chesham Finance LLC,
0.12%, 7/1/20	550,000	549,998
0.18%, 7/10/20	200,000	199,992
Collateralized Commercial Paper FLEX Co. LLC
2.04%, 10/14/20	25,000	24,981
Columbia Funding Company LLC
0.18%, 7/7/20	100,000	99,998
		874,969
Automobile (1.5%)
Toyota Motor Credit
1.02%, 9/16/20	250,000	249,896
Chemical (0.8%)
Nutrien Ltd.
1.88%, 9/25/20	125,000	124,841
Consumer Products (0.6%)
Reckitt Benckiser Treasury Services PLC,
1.82%, 8/12/20	38,000	37,989
1.86%, 9/14/20	25,000	24,985
2.51%, 7/31/20	40,000	39,992
		102,966
Diversified Financial Services (4.6%)
National Securities Clearing Corp.,
0.11%, 7/6/20	480,000	479,995
0.16%, 7/7/20	275,000	274,996
		754,991

Morgan Stanley Institutional Fund Trust
Ultra-Short Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Diversified Manufacturing (2.5%)
LVMH Moet Hennessy Louis Vuitton Inc.,
0.37%, 12/22/20 – 12/24/20	285,000	284,476
LVMH Moet Hennessy Louis Vuitton SE
0.50%, 12/21/20 (b)	125,000	124,774
		409,250
Energy (4.5%)
Chevron Corp.
1.56%, 10/13/20	95,000	94,940
Exxon Mobil Corp.
1.99%, 10/16/20	80,000	79,950
Shell International Finance B.V.,
2.24%, 1/26/21 – 1/27/21	300,000	299,228
2.55%, 1/19/21	200,000	199,512
1.93%, 2/3/21	55,975	55,823
		729,453
Health Care Services (1.8%)
Catholic Health Initiatives,
1.77%, 9/10/20	35,000	34,976
1.82%, 8/13/20	23,291	23,283
1.92%, 7/8/20	18,134	18,134
GlaxoSmithKline LLC,
1.05%, 8/24/20 (b)	150,000	149,860
1.10%, 8/18/20	75,000	74,942
		301,195
Industrials (1.5%)
Honeywell International Inc.,
1.16%, 12/15/20	135,000	134,800
1.18%, 11/13/20 (b)	22,000	21,977
1.19%, 11/16/20	86,000	85,906
		242,683
International Banks (10.1%)
Barclays Bank PLC,
1.11%, 10/19/20 (b)	75,000	74,939
1.66%, 7/10/20 (b)	125,000	124,994
1.71%, 8/10/20 (b)	10,000	9,998
BPCE SA
0.46%, 3/19/21	160,000	159,689
DBS Group Holdings Ltd.
0.72%, 12/14/20	175,000	174,865
HSBC BANK PLC
0.60%, 5/18/21	50,000	49,801
Sumitomo Mitsui Trust Bank Ltd.,
0.33%, 9/21/20	250,000	249,859
0.41%, 12/22/20	225,000	224,620
0.43%, 12/18/20	75,000	74,876
Toronto Dominion Bank
0.15%, 7/6/20	500,000	499,993
		1,643,634
Multi-Media (2.6%)
Walt Disney Company,
1.81%, 8/11/20 – 8/17/20	149,000	148,954
1.86%, 8/10/20	75,000	74,982
1.88%, 8/7/20	100,000	99,980
1.91%, 7/28/20	100,000	99,990
		423,906
Wireless Telecom Services (1.5%)
AT&T, Inc.
1.47%, 12/18/20	150,000	149,630
Verizon Communications Inc.,
1.96%, 8/17/20	88,000	87,951
		237,581
Total Commercial Paper (Cost $6,083,578)		6,095,365

Morgan Stanley Institutional Fund Trust
Ultra-Short Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Corporate Bonds (2.5%)
Diversified Financial Services (0.5%)
JPMorgan Chase & Co.,
2.40%, 6/7/21	24,427	24,846
2.55%, 3/1/21	45,609	46,181
4.63%, 5/10/21	9,150	9,483
		80,510

Domestic Banks (2.0%)
Bank of America Corp.,
2.63%, 10/19/20 – 4/19/21	71,691	72,834
Bank of New York Mellon Corp. (The)
2.05%, 5/3/21	3,983	4,034
Wells Fargo & Co.,
2.50%, 3/4/21	73,559	74,592
3.00%, 1/22/21	58,816	59,689
4.60%, 4/1/21	111,140	114,587
		325,736

International Bank (0.0%)
BPCE SA
2.65%, 2/3/21	6,600	6,694
Total Corporate Bonds (Cost $411,877)		412,940

Floating Rate Notes (c) (25.5%)
Asset-Backed Diversified Financial Services (0.2%)
Collateralized Commercial Paper FLEX Co. LLC,
1 Month USD LIBOR + 0.15%, 0.33%, 12/18/20 (b)	25,000	24,996

Automobile (0.7%)
Toyota Motor Credit Corp.,
SOFR + 0.40%, 0.48%, 10/23/20	113,000	113,002

Diversified Financial Services (2.6%)
Societe Generale SA,
3 Month USD LIBOR + 0.25%, 0.57%, 12/14/20 (b)	250,000	250,279
3 Month USD LIBOR + 0.23%, 0.77%, 2/2/21 (b)	165,000	165,141
Sumitomo Mitsui Financial Group, Inc.,
3 Month USD LIBOR + 1.11%, 2.42%, 7/14/21	9,353	9,428
		424,848
Domestic Banks (3.5%)
First Abu Dhabi Bank USA,
3 Month USD LIBOR + 0.20%, 1.31%, 1/21/21	250,000	249,952
HSBC Bank USA NA,
3 Month USD LIBOR + 0.38%, 1.22%, 4/29/21	100,000	100,202
ING U.S. Funding LLC,
3 Month USD LIBOR + 0.20%, 1.31%, 10/19/20 (b)	100,000	100,050
Wells Fargo & Co.,
3 Month USD LIBOR + 1.34%, 1.67%, 3/4/21	21,518	21,677
3 Month USD LIBOR + 1.03%, 2.02%, 7/26/21	92,541	93,269
		565,150

Insurance (0.1%)
Metropolitan Life Global Funding I,
SOFR + 0.50%, 0.58%, 5/28/21 (b)	25,000	25,008

International Banks (18.4%)
BNZ International Funding Ltd.,
1 Month USD LIBOR + 0.27%, 0.45%, 10/27/20 (b)	140,000	140,089
1 Month USD LIBOR + 0.30%, 0.48%, 9/10/20 – 9/14/20 (b)	298,000	298,155
1 Month USD LIBOR + 0.30%, 0.49%, 9/11/20 (b)	75,000	75,039
3 Month USD LIBOR + 0.19%, 1.54%, 10/8/20 (b)	125,000	125,075
Credit Suisse AG,
3 Month USD LIBOR + 0.23%, 0.54%, 12/30/20	300,000	300,337

Morgan Stanley Institutional Fund Trust
Ultra-Short Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

HSBC Bank PLC,
1 Month USD LIBOR + 0.29%, 0.47%, 8/10/20 (b)	178,000	178,056
1 Month USD LIBOR + 0.40%, 0.58%, 10/6/20 (b)	195,000	195,108
3 Month USD LIBOR + 0.40%, 1.24%, 4/28/21 (b)	100,000	100,218
Lloyds Bank PLC,
1 Month USD LIBOR + 0.17%, 0.35%, 12/4/20	115,000	114,963
3 Month USD LIBOR + 0.14%, 1.25%, 1/21/21 (b)	185,000	185,107
Macquarie Bank Ltd.,
1 Month USD LIBOR + 0.25%, 0.44%, 7/9/20 (b)	15,000	15,001
Skandinaviska Enskilda Banken AB,
3 Month USD LIBOR + 0.15%, 1.52%, 10/5/20	195,000	195,095
Sumitomo Mitsui Banking Corp.,
3 Month USD LIBOR + 0.35%, 1.53%, 7/16/21	17,610	17,641
3 Month USD LIBOR + 0.36%, 1.73%, 4/6/21	130,291	130,513
Svenska Handelsbanken,
1 Month USD LIBOR + 0.24%, 0.42%, 8/28/20	200,000	200,071
3 Month USD LIBOR + 0.15%, 0.46%, 12/30/20	200,000	200,145
3 Month USD LIBOR + 0.15%, 1.60%, 10/2/20	75,000	75,036
Toronto-Dominion Bank,
3 Month USD LIBOR + 0.19%, 1.54%, 10/7/20	75,000	75,045
UBS AG London,
3 Month USD LIBOR + 0.18%, 0.48%, 6/25/21 (b)	390,000	390,000
		3,010,694
Total Floating Rate Notes (Cost $4,161,440)		4,163,698

Repurchase Agreements (14.5%)
ABN Amro Securities LLC, (0.35%, dated 6/30/20, due 7/1/20; proceeds $98,001; fully collateralized by various Corporate Bonds; 0.91% - 10.20% due 7/13/20 - 11/15/79 (d); valued at $102,005)	98,000	98,000
Bank of Nova Scotia, (0.33%, dated 6/30/20, due 7/1/20; proceeds $140,001; fully collateralized by various Corporate Bonds; 1.15% - 5.05% due 4/29/22 - 6/15/50 (d); valued at $147,000)	140,000	140,000
Bank of Nova Scotia, (0.43%, dated 6/30/20, due 7/1/20; proceeds $670,008; fully collateralized by various Corporate Bonds; 2.75% - 8.25% due 9/1/20 - 10/15/27; valued at $710,201)	670,000	670,000
BMO Capital Markets Corp., (0.23%, dated 6/30/20, due 7/1/20; proceeds $272,002; fully collateralized by various Corporate Bonds; 0.44% - 9.46% due 7/14/20 - 11/20/69 (d); valued at $285,283)	272,000	272,000
BNP Paribas Prime Brokerage, Inc., (0.38%, dated 6/30/20, due 7/1/20; proceeds $215,002; fully collateralized by various Corporate Bonds; 1.84% - 10.88% due 2/1/21 - 10/10/79 (d); valued at $227,644)	215,000	215,000
BNP Paribas Securities Corp., (0.54%, dated 6/22/20, due 9/21/20; proceeds $200,273; fully collateralized by various Corporate Bonds; 4.13% - 7.88% due 5/15/22 - 8/15/30; valued at $211,837)	200,000	200,000
Credit Agricole Corporate and Investment Bank, (0.25%, dated 6/25/20, due 7/2/20; proceeds $400,019; fully collateralized by various Corporate Bonds; 0.88% - 6.63% due 9/15/20 - 6/1/51 (d); valued at $420,000)	400,000	400,000
Mizuho Securities USA LLC, (0.23%, dated 6/30/20, due 7/1/20; proceeds $22,000; fully collateralized by various Common Stocks and Preferred Stocks; valued at $23,100)	22,000	22,000
Pershing LLC, (0.50%, dated 6/30/20 due 7/1/20; proceeds $100,001; fully collateralized by various Corporate Bonds; 0.00% - 11.50% due 7/1/20 - 5/15/97 (d); valued at $105,711)	100,000	100,000
Wells Fargo Securities LLC, (0.55%, dated 6/22/20, due 8/10/20; proceeds $100,075; fully collateralized by various Corporate Bonds; 1.38% - 5.75% due 1/25/21 - 6/3/60; valued at $105,000)	100,000	100,000
Wells Fargo Securities LLC, (0.61%, dated 6/11/20, due 9/9/20; proceeds $80,122; fully collateralized by various Common Stocks and Preferred Stocks; valued at $84,000)	80,000	80,000
Wells Fargo Securities LLC, (0.61%, dated 6/16/20, due 8/14/20; proceeds $75,075; fully collateralized by various Common Stocks and Preferred Stocks; valued at $78,750)	75,000	75,000
Total Repurchase Agreements (Cost $2,372,000)		2,372,000

Morgan Stanley Institutional Fund Trust
Ultra-Short Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Time Deposit (2.8%)
International Bank (2.8%)
National Bank of Canada (Montreal Branch)
0.09%, 7/1/20 (Cost $447,000)	447,000	447,000
Total Investments (99.6%) (Cost $16,241,664) (e)(f)		16,271,868
Other Assets in Excess of Liabilities (0.4%)		58,243
Net Assets (100.0%)		$16,330,111

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2020.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.
(f)	At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $30,363,000 and the aggregate gross unrealized depreciation is approximately $159,000, resulting in net unrealized appreciation of approximately $30,204,000.

LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Commercial Paper	37.4%
Floating Rate Notes	25.6
Certificates of Deposit	17.1
Repurchase Agreements	14.6
Other*	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (a) (32.2%)
Ascension Parish, LA, BASF Corp. Project Ser 1995 (AMT)
0.65%, 3/1/25	$2,400	$2,400
Blytheville Arkansas Industrial, AR, Development Revenue Variable Refunding Revenue Bonds Nucor Corp. 2002
0.34%, 1/2/33	8,000	8,000
Brazos, TX, River Harbor Navigation District BASF Corp. Project Ser 1996 (AMT)
0.65%, 4/1/31	5,000	5,000
Iowa State Finance Authority, Midwestern Disaster Area Revenue Bonds Archer-Daniels-Midland Company Project Ser 2012
0.15%, 12/1/45	10,000	10,000
Solid Waste Facilities Revenue Bonds, Mid America Energy Company Project, Ser 2016 B (AMT)
0.20%, 12/1/46	7,500	7,500
Solid Waste Facilities Revenue Bonds, Mid America Energy Company Project, Ser 2017
0.16%, 12/1/47	7,500	7,500
JEA Variable Rate Water and Sewer System Revenue Bonds, FL, 2008 Ser B
0.16%, 10/1/41	4,000	4,000
Kentucky Economic Development Finance Authority, KY, Catholic Health Initiatives Ser 2004 C
0.28%, 5/1/34	11,000	11,000
King George County, VA, Industrial Development Authority Waste Management, Inc. Ser 1996
0.17%, 9/1/21	1,300	1,300
Mississippi Business Finance Corporation, MS, Solid Waste Disposal Revenue Variable Bonds Waste Management Inc. 2003
0.22%, 7/1/28	4,000	4,000
Parish of St. James, State of Louisiana Revenue Bonds, LA, Nucor Steel Louisiana LLC Project, Ser 2010A-1, Gulf Opportunity Zone Bonds
0.31%, 11/1/40	2,000	2,000
Parish of St. James, State of Louisiana Revenue Bonds, LA, Nucor Steel Louisiana LLC Project, Ser 2010B-1, Gulf Opportunity Zone Bonds
0.31%, 11/1/40	1,500	1,500
Port Arthur, TX, Navigation District Revenue Multi-Modal Variable Rate Demand Revenue Bonds BASF Corp. 1998
0.65%, 4/1/33	7,600	7,600
RBC Municipal Products Trust, Inc., MA, Partners Healthcare System Adjustable Ser 2019 T-2 Floater Certificates Ser 2018-E-130
0.16%, 11/1/23 (b)	1,000	1,000
RBC Municipal Products Trust, Inc., MO, Health and Educational Facilities Authority of the State of Missouri SSM Health Ser 2019 A Floater Certificates Ser 2019-C17
0.18%, 12/1/39 (b)	2,000	2,000
RBC Municipal Products Trust, Inc., NY, New York City Variable Ser 2006 Subser I-5 Floater Certificates Ser 2019-E133
0.16%, 5/1/23 (b)	4,000	4,000
State of Texas Veterans Land Board Veterans' Housing Assistance Program, Fund II Ser 2008A Bonds
0.20%, 12/1/38	14,000	14,000
Tender Option Bond Trust, TX, Harris County Cultural Education Facilities Financing Corporation Baylor College of Medicine Ser B Puttable Floating Rate Receipts Ser 2019-BAML 5012
0.18%, 11/15/46 (b)	4,255	4,255
Washington County, Nebraska Industrial Development Revenue Bonds (Cargill, Inc. Recovery Zone Facility Project) Ser 2010B
0.15%, 12/1/40	10,000	10,000
Total Weekly Variable Rate Bonds (Cost $107,055)		107,055

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Daily Variable Rate Bonds (a) (19.6%)
Bay County, Florida Industrial Development Revenue Bonds (Gulf Power Company Project), Ser 2020
0.22%, 6/1/50	15,000	15,000
Gulf Coast Industrial Development Authority, TX, ExxonMobil Corporation Ser 2012
0.09%, 11/1/41	7,270	7,270
Harris County Cultural Education Facilities Financing Corporation, TX, Methodist Hospital System Ser 2008 C-1
0.12%, 12/1/24	3,115	3,115
Indiana Finance Authority, Environmental Refunding Duke Energy Indiana Inc Ser 2009 A-4
0.15%, 12/1/39	7,200	7,200
JP Morgan Chase Putters, Drivers Trust Various States Certificates 5033
0.38%, 2/16/22 (b)	1,300	1,300
Drivers Trust Various States Certificates 5035
0.15%, 2/1/21 (b)	2,000	2,000
Montgomery County, MD, Consolidated public improvement variable Bonds 2017 Ser E
0.09%, 11/1/37	2,000	2,000
New York City, NY, Fiscal 2019 Ser D Subser D-4
0.14%, 12/1/47	10,000	10,000
University of California Regents, Ser 2013 AL-4
0.06%, 5/15/48	2,500	2,500
West Jefferson, AL, Industrial Development Board Solid Waste Disposal Revenue Alabama Power- Miller Plant Ser 2008 (AMT)
0.22%, 12/1/38	14,900	14,900
Total Daily Variable Rate Bonds (Cost $65,285)		65,285
Closed-End Investment Companies (a) (9.4%)
BlackRock MuniYield Investment Fund, Inc. (MYF), OT, VRDP Ser W-7- 594 (AMT)
0.23%, 6/1/41 (b)	4,000	4,000
BlackRock MuniYield Quality Fund III, Inc. (MYI), OT, VRDP (AMT)
0.20%, 6/1/41 (b)	2,400	2,400
JP Morgan Chase & Co., OT, Variable Rate Muni Term Preferred- Invesco Value Municipal Income Trust PUTTERs Ser 5027 (AMT)
0.38%, 6/1/21 (b)	12,400	12,400
Nuveen AMT-Free Municipal Credit Income Fund, MFP Share Ser B
0.92%, 3/1/29 (b)	5,000	5,000
Nuveen New York AMT Free Quality Municipal Income Fund 800, Ser E (AMT)
1.70%, 5/1/47 (b)	5,000	5,000
Nuveen Quality Municipal Income Fund, Ser 2-2525 (AMT)
1.46%, 9/11/26 (b)	2,400	2,400
Total Closed-End Investment Companies (Cost $31,200)		31,200
Floating Rate Notes (a) (3.5%)
Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives) Ser 2008C-2
1.37%, 10/1/39	300	298
Metropolitan Water District of Southern California, Water Ser 2017 E
0.38%, 7/1/37	4,500	4,501
Michigan Finance Authority, Hospital Refunding Bonds McLaren Health Care Ser 2015-D2
0.88%, 10/15/38	1,000	1,000
Michigan State Finance Authority, Trinity Health Credit Group Ser 2015
0.66%, 12/1/39	6,010	6,006
Total Floating Rate Notes (Cost $11,810)		11,805
Quarterly Variable Rate Bonds (a) (8.0%)
Kentucky Economic Development Finance Authority, Solid Waste Refunding Revenue Bonds Republic Services Inc. Ser 2010 A (AMT)
0.65%, 4/1/31 (b)	6,000	5,999

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Miami-Dade County, FL, Industrial Development Authority Solid Waste Management, Inc. Ser 2011 (AMT)
1.60%, 11/1/41	4,500	4,503
New York State Environmental Facilities Corporation Solid Waste Disposal Refunding Revenue Bonds, Waste Management Inc Project,
Ser 2012 1.90%, 5/1/30	5,000	5,002
Pennsylvania Economic Development Financing Authority, Republic Service, Inc. Ser 2019A (AMT)
1.95%, 4/1/34	6,000	6,001
The Industrial Development Authority of The City of Phoenix, AZ, Solid Waste Disposal Revenue Refunding Bonds Ser 2013
2.10%, 12/1/35	5,000	5,002
Total Quarterly Variable Rate Bonds (Cost $26,500)		26,507
Semi-Annual Variable Rate Bonds (a) (3.5%)
RBC Municipal Products Trust, Inc., CO, City and County of Denver Airport System – Subordinate Bonds Floater Certificates Ser 2019-G114
0.38%, 12/1/26 (b)	6,000	6,000
RBC Municipal Products Trust, Inc., FL, Broward County Port Facilities Revenue Ser B Floater Certificates Ser 2019-G115
0.38%, 9/1/27 (b)	4,000	4,000
RBC Municipal Products Trust, Inc., SC, Transportation Infrastructure Bank Ser 2017 A, Floater Certificates Ser 2019-G109
0.33%, 10/1/25 (b)	1,500	1,500
Total Semi-Annual Variable Rate Bond (Cost $11,500)		11,500
Annual Variable Rate Bond (a) (3.0%)
National Finance Authority, NH, Exempt Facilities, Emerald Renewable Diesel LLC Project, Ser 2019 (AMT)
2.00%, 6/1/49 (b) (Cost $10,007)	10,000	10,013
Commercial Paper (c) (12.7%)
Dallas Texas, IAM Commercial Paper 3/A2 Ser D-1
0.20%, 7/7/20	9,000	9,000
JEA FLA Electric System Revenue, FL, IAM Commercial Paper 3/A2 Sub Ser 2000–F–1
0.35%, 7/15/20	12,200	12,201
Mercer County, ND, Pollution Control Revenue IAM Commercial Paper NTS 3/A2 Ser 1
0.42%, 7/6/20	3,000	3,000
0.45%, 7/10/20	13,000	13,000
York County, SC, National Rural Utilities Cooperative Finance Corp. Pollution Control Revenue IAM Commercial Paper 3/A2 Ser 2000
0.23%, 7/1/20	5,000	5,000
Total Commercial Paper (Cost $42,200)		42,201
Municipal Bonds & Notes (6.5%)
Avon, IN, Community School Corporation, Ser 2019
2.25%, 7/15/20	2,460	2,461
Dormitory Authority of The State of New York State Personal Income Tax Subordinate RANs, Ser 2020 B
5.00%, 3/31/21	2,900	3,002
Metropolitan Transportation Authority, NY, BANs, Ser 2019 E
4.00%, 9/1/20	10,000	10,018
Miami-Dade County, FL, Aviation Revenue Miami International Airport Ser 2012 A (AMT)
5.00%, 10/1/20	1,950	1,969
Southeastern, MA, Regional Transit Authority RANs, Ser 2019
2.25%, 8/21/20	3,400	3,409

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)(cont’d)

Texas, Ser 2019 (AMT)
5.00%, 8/1/20	705	708

Total Municipal Bonds & Notes (Cost $21,579)		21,567

Total Investments (98.4%) (Cost $327,136) (d)(e)(f)		327,133
Other Assets in Excess of Liabilities (1.6%)		5,173
Net Assets (100.0%)		$332,306

(a)	Floating or variable rate securities: The rates disclosed are as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	The rates shown are the effective yields at the date of purchase.
(d)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.
(f)	At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $29,000 and the aggregate gross unrealized depreciation is approximately $32,000, resulting in net unrealized depreciation of approximately $3,000.
AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
SPA	Sales and Purchase Agreement.
VRDP	Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	32.7%
Daily Variable Rate Bonds	20.0
Commercial Paper	12.9
Other*	10.2
Closed-End Investment Companies	9.5
Quarterly Variable Rate Bonds	8.1
Municipal Bonds & Notes	6.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (99.2%)
Corporate Bonds (14.6%)
Communications (4.1%)
Altice France SA
7.38%, 5/1/26 (a)	$250	$261
CSC Holdings LLC
5.50%, 4/15/27 (a)	250	260
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 8/15/26 (a)	500	364
iHeartCommunications, Inc.
4.75%, 1/15/28 (a)	500	462
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	250	256
MDC Partners, Inc.
6.50%, 5/1/24 (a)	350	327
		1,930
Consumer, Cyclical (2.7%)
Boyne USA, Inc.
7.25%, 5/1/25 (a)	225	236
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23 (a)	175	149
New Home Co., Inc. (The)
7.25%, 4/1/22	250	233
Station Casinos LLC
4.50%, 2/15/28 (a)	500	425
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	250	245
		1,288
Consumer, Non-Cyclical (1.5%)
Simmons Foods, Inc.
5.75%, 11/1/24 (a)	250	238
Sotheby's
7.38%, 10/15/27 (a)	500	474
		712
Energy (0.3%)
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	175	162
Finance (1.5%)
iStar, Inc.
4.75%, 10/1/24	250	234
Oaktree Specialty Lending Corp.
3.50%, 2/25/25	250	244
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 12/15/22 (a)	250	231
		709
Industrials (4.0%)
Bombardier, Inc.
6.13%, 1/15/23 (a)	200	138
Builders FirstSource, Inc.
6.75%, 6/1/27 (a)	100	103

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited) (cont’d)

Cleaver-Brooks, Inc.
7.88%, 3/1/23 (a)	150	128
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.38%, 12/15/23 (a)	225	224
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/24 (a)	500	492
Spirit AeroSystems, Inc.
7.50%, 4/15/25 (a)	200	198
Triumph Group, Inc.
6.25%, 9/15/24 (a)	250	213
TTM Technologies, Inc.
5.63%, 10/1/25 (a)	400	398
		1,894
Utilities (0.5%)
Calpine Corp.
5.25%, 6/1/26 (a)	250	253
		6,948
Variable Rate Senior Loan Interests (84.6%)
Basic Materials (2.5%)
Chemours Company (The),
Term Loan B2
1 Month USD LIBOR + 1.75%, 1.93%, 4/3/25 (c)	497	472
Cyanco Intermediate Corp.,
2020 Term Loan B
1 Month USD LIBOR + 3.50%, 3.68%, 3/16/25 (c)	497	484
Innophos, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 3.75%, 3.93%, 2/4/27 (c)	249	245
		1,201
Communications (15.3%)
ABG Intermediate Holdings 2 LLC,
2017 1st Lien Add-On Term Loan
3 Month USD LIBOR + 3.50%, 4.50%, 9/27/24 (c)	750	702
Avaya, Inc.,
2018 Term Loan B
1 Month USD LIBOR + 4.25%, 4.43%, 12/15/24 (c)	500	463
Block Communications, Inc.,
2020 Term Loan
3 Month USD LIBOR + 2.25%, 2.56%, 2/11/27 (c)	499	489
CenturyLink, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 2.25%, 2.43%, 3/15/27 (c)	498	471
Clear Channel Outdoor Holdings, Inc.,
Term Loan B
3 Month USD LIBOR + 3.50%, 4.26%, 8/21/26 (c)	497	454
Cogeco Communications Finance (USA) II L.P.,
Term Loan B
1 Month USD LIBOR + 2.00%, 2.18%, 1/3/25 (c)	497	477
Coral-US Co-Borrower, LLC,
2020 Term Loan B5
1 Month USD LIBOR + 2.25%, 2.43%, 1/31/28 (c)	500	476
Digicel International Finance Limited,
Term Loan B
6 Month USD LIBOR + 3.25%, 4.25%, 5/28/24 (c)	249	210

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited) (cont’d)

Hargray Communications Group, Inc.,
2017 Term Loan B
1 Month USD LIBOR + 3.00%, 4.00%, 5/16/24 (c)	249	239
LCPR Loan Financing LLC,
Term Loan B
1 Month USD LIBOR + 5.00%, 5.19%, 10/15/26 (c)	300	299
Level 3 Financing Inc.,
2019 Term Loan B
1 Month USD LIBOR + 1.75%, 1.93%, 3/1/27 (c)	250	237
MH Sub I, LLC,
2020 Incremental Term Loan
3 Month USD LIBOR + 3.75%, 4.06%, 9/13/24 (c)	100	97
NEP/NCP Holdco, Inc.,
2018 1st Lien Term Loan
3 Month USD LIBOR + 3.25%, 3.43%, 10/20/25 (c)	497	413
PUG LLC,
USD Term Loan
1 Month USD LIBOR + 3.50%, 3.68%, 2/12/27 (c)	697	611
Univision Communications Inc.,
Term Loan C5
1 Month USD LIBOR + 2.75%, 2.93%, 3/15/24 (c)	461	428
Virgin Media Bristol LLC,
USD Term Loan N
1 Month USD LIBOR + 2.50%, 2.68%, 1/31/28 (c)	500	479
Zacapa SARL,
Term Loan
3 Month USD LIBOR + 4.50%, 4.18%, 7/2/25 (c)	249	242
Ziggo Financing Partnership,
USD Term Loan I
1 Month USD LIBOR + 2.50%, 2.68%, 4/30/28 (c)	500	474
		7,261
Consumer, Cyclical (17.3%)
1011778 B.C. Unlimited Liability Company,
Term Loan B4
1 Month USD LIBOR + 1.75%, 1.93%, 11/19/26 (c)	249	236
Allegiant Travel Company,
2020 Term Loan
1 Month USD LIBOR + 3.00%, 3.43%, 2/5/24 (c)	499	451
American Airlines, Inc.,
2017 Replacement Term Loan
1 Month USD LIBOR + 1.75%, 1.93%, 1/29/27 (c)	500	384
American Builders & Contractors Supply Co. Inc.,
2019 Term Loan
1 Month USD LIBOR + 2.00%, 2.18%, 1/15/27 (c)	398	381
Aramark Services, Inc.,
2019 Term Loan B4
1 Month USD LIBOR + 1.75%, 1.93%, 1/15/27 (c)	499	472
Burlington Coat Factory Warehouse Corporation,
2017 Term Loan B5
1 Month USD LIBOR + 1.75%, 1.94%, 11/17/24 (c)	250	241
BW Gas & Convenience Holdings, LLC,
Term Loan
1 Month USD LIBOR + 6.25%, 6.43%, 11/18/24 (c)	683	665
Carrols Restaurant Group, Inc.,
Term Loan B
3 Month USD LIBOR + 3.25%, 3.43% - 3.54%, 4/30/26 (c)	497	449
Core & Main LP,
2017 Term Loan B
3 Month USD LIBOR + 2.75%, 3.75%, 8/1/24 (c)	497	476

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited) (cont’d)

Delta 2 (LUX) S.a.r.l.,
Term Loan B
1 Month USD LIBOR + 2.50%, 3.50%, 2/1/24 (c)	500	478
Golden Nugget, Inc.,
2017 Incremental Term Loan B
1 Month USD LIBOR + 2.50%, 3.25%, 10/4/23 (c)	547	439
Harbor Freight Tools USA, Inc.,
2018 Term Loan B
3 Month USD LIBOR + 2.50%, 3.25%, 8/18/23 (c)	499	482
IRB Holding Corp,
2020 Term Loan B
1 Month USD LIBOR + 2.75%, 3.75%, 2/5/25 (c)	497	461
JetBlue Airways Corporation,
Term Loan
3 Month USD LIBOR + 5.25%, 6.25%, 6/12/24 (c)	100	98
Lions Gate Capital Holdings LLC,
2018 Term Loan B
3 Month USD LIBOR + 2.25%, 2.43%, 3/24/25 (c)	745	708
Playa Resorts Holding BV,
2017 Term Loan B
1 Month USD LIBOR + 2.75%, 3.75%, 4/29/24 (c)	746	635
Scientific Games International, Inc.,
2018 Term Loan B5
3 Month USD LIBOR + 2.75%, 2.93% - 3.61%, 8/14/24 (c)	497	442
Truck Hero, Inc.,
1st Lien Term Loan
3 Month USD LIBOR + 3.75%, 3.93%, 4/22/24 (c)	497	455
WMG Acquisition Corp.,
2018 Term Loan F
1 Month USD LIBOR + 2.13%, 2.30%, 11/1/23 (c)	250	244
		8,197
Consumer, Non-Cyclical (19.0%)
Acadia Healthcare Co., Inc.,
2018 Term Loan B4
3 Month USD LIBOR + 2.50%, 2.68%, 2/16/23 (c)	497	489
Agiliti Health, Inc,
Term Loan B
3 Month USD LIBOR + 3.00%, 3.19%, 1/4/26 (c)	497	482
Bausch Health Companies Inc.,
2018 Term Loan B
3 Month USD LIBOR + 3.00%, 3.19%, 6/2/25 (c)	452	441
Creative Artists Agency, LLC,
2019 Term Loan B
1 Month USD LIBOR + 3.75%, 3.93%, 11/27/26 (c)	498	472
DaVita, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 1.75%, 1.93%, 8/12/26 (c)	249	241
EyeCare Partners, LLC,
2020 Delayed Draw Term Loan
3.75%, 2/18/27 (d)	76	69
EyeCare Partners, LLC,
2020 Term Loan
1 Month USD LIBOR + 3.75%, 4.06%, 2/5/27 (c)	324	294
Froneri International Ltd.,
2020 USD Term Loan
1 Month USD LIBOR + 2.25%, 2.43%, 1/29/27 (c)	500	471
Garda World Security Corporation,
2019 1st Lien Term Loan B
3 Month USD LIBOR + 4.75%, 4.93%, 10/30/26 (c)	375	369

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2020 (unaudited) (cont’d)

Gentiva Health Services, Inc.,
2020 Term Loan
1 Month USD LIBOR + 3.25%, 3.44%, 7/2/25 (c)	499	485
Grifols Worldwide Operations USA, Inc.,
2019 Term Loan B
1 Month USD LIBOR + 2.00%, 2.11%, 11/15/27 (c)	249	240
HCA, Inc.,
Term Loan B12
1 Month USD LIBOR + 1.75%, 1.93%, 3/13/25 (c)	497	489
Hearthside Food Solutions, LLC,
2018 Term Loan B
3 Month USD LIBOR + 3.69%, 3.87%, 5/23/25 (c)	746	713
Jaguar Holding Company II,
2018 Term Loan
3 Month USD LIBOR + 2.50%, 3.50%, 8/18/22 (c)	746	739
Lineage Logistics Holdings, LLC,
2018 Term Loan
3 Month USD LIBOR + 3.00%, 4.00%, 2/27/25 (c)	497	483
Pearl Intermediate Parent LLC
2018 1st Lien Term Loan
3 Month USD LIBOR + 2.75%, 2.93%, 2/14/25 (c)	497	475
Pearl Intermediate Parent LLC,
2018 Incremental Term Loan
3 Month USD LIBOR + 3.25%, 3.43%, 2/14/25 (c)	149	144
Refinitiv US Holdings, Inc.,
2018 USD Term Loan
1 Month USD LIBOR + 3.25%, 3.43%, 10/1/25 (c)	299	293
Select Medical Corporation,
2017 Term Loan B
1 Month USD LIBOR + 2.50%, 2.68%, 3/6/25 (c)	250	239
Surgery Center Holdings, Inc.,
2017 Term Loan B
3 Month USD LIBOR + 3.25%, 4.25%, 9/3/24 (c)	746	660
TMS International Corp.,
2018 Term Loan B2
3 Month USD LIBOR + 2.75%, 3.75%, 8/14/24 (c)	497	475
US Foods, Inc.,
Term Loan B
3 Month USD LIBOR + 2.00%, 3.07%, 9/13/26 (c)	249	234
		8,997
Energy (3.4%)
Blackstone CQP Holdco LP,
Term Loan B
3 Month USD LIBOR + 3.50%, 3.81%, 9/30/24 (c)	497	478
Lower Cadence Holdings LLC,
Term Loan B
3 Month USD LIBOR + 4.00%, 4.18%, 5/22/26 (c)	497	445
Medallion Midland Acquisition, LLC,
1st Lien Term Loan
3 Month USD LIBOR + 3.25%, 4.25%, 10/30/24 (c)	497	449
Stonepeak Lonestar Holdings LLC,
Term Loan B
3 Month USD LIBOR + 4.50%, 5.63%, 10/19/26 (c)	250	242
		1,614
Finance (7.5%)
Blackstone Mortgage Trust, Inc.,
2019 New Term Loan
1 Month USD LIBOR + 2.25%, 2.43%, 4/23/26 (c)	497	469

Morgan Stanley Institutional Fund Trust
Senior Loan Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

Brookfield Property REIT, Inc.,
Term Loan B
3 Month USD LIBOR + 2.50%, 2.68%, 8/27/25 (c)	497	422
Charter Communications Operating, LLC,
2019 Term Loan B1
1 Month USD LIBOR + 1.75%, 1.93%, 4/30/25 (c)	224	217
Citadel Securities LP,
2020 Term Loan B
1 Month USD LIBOR + 2.75%, 2.93%, 2/27/26 (c)	249	243
Hub International Limited,
2018 Term Loan B
3 Month USD LIBOR + 3.00%, 4.02%, 4/25/25 (c)	497	474
Illuminate Buyer LLC,
Term Loan
6/16/27 (b)	100	99
Jefferies Finance LLC,
2019 Term Loan
1 Month USD LIBOR + 3.00%, 3.19%, 6/3/26 (c)	497	472
Sedgwick Claims Management Services, Inc.,
2018 Term Loan B
3 Month USD LIBOR + 3.25%, 3.43%, 12/31/25 (c)	497	471
Vertical US Newco, Inc.
5.25%, 7/15/27 (c)
VICI Properties 1 LLC,	400	392
Replacement Term Loan B
1 Month USD LIBOR + 1.75%, 1.94%, 12/20/24 (c)	300	280
		3,539
Industrials (10.2%)
ACProducts, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 6.50%, 7.50%, 8/18/25 (c)	124	122
Brand Energy & Infrastructure Services, Inc.,
2017 Term Loan
3 Month USD LIBOR + 4.25%, 5.25% - 5.64%, 6/21/24 (c)	398	366
CPG International, Inc.,
2017 Term Loan
5/5/24 (b)	295	293
Flex Acquisition Company, Inc.,
1st Lien Term Loan
3 Month USD LIBOR + 3.00%, 4.43%, 12/29/23 (c)	500	479
Generac Power Systems, Inc.,
2019 Term Loan B
1 Month USD LIBOR + 1.75%, 1.92%, 12/13/26 (c)	500	492
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan
1 Month USD LIBOR + 1.75%, 1.93%, 3/1/27 (c)	249	238
NCI Building Systems, Inc.,
2018 Term Loan
3 Month USD LIBOR + 3.75%, 3.94%, 4/12/25 (c)	497	475
Quikrete Holdings, Inc.,
2016 1st Lien Term Loan
1 Month USD LIBOR + 2.50%, 2.68%, 2/1/27 (c)	498	480
Reynolds Group Holdings Inc.,
2017 Term Loan
1 Month USD LIBOR + 2.75%, 2.93%, 2/5/23 (c)	249	238
Titan Acquisition Limited,
2018 Term Loan B
3 Month USD LIBOR + 3.00%, 3.36%, 3/28/25 (c)	248	228

Morgan Stanley Institutional Fund Trust
Senior Loan Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

TransDigm, Inc.,
2020 Term Loan F
1 Month USD LIBOR + 2.25%, 2.43%, 12/9/25 (c)	498	451
Trident TPI Holdings, Inc.,
2017 USD Term Loan B1
3 Month USD LIBOR + 3.00%, 4.07%, 10/17/24 (c)	497	476
XPO Logistics, Inc.,
2018 Refinancing Term Loan
1 Month USD LIBOR + 2.00%, 2.18%, 2/24/25 (c)	250	245
Zekelman Industries, Inc.,
2020 Term Loan
1 Month USD LIBOR + 2.25%, 2.43%, 1/24/27 (c)	249	240
		4,823
Technology (9.2%)
Banff Merger Sub, Inc.,
2018 USD Term Loan B
1 Month USD LIBOR + 4.25%, 4.43%, 10/2/25 (c)	399	379
DCert Buyer, Inc.,
2019 Term Loan B
3 Month USD LIBOR + 4.00%, 4.18%, 10/16/26 (c)	249	242
Dell International LLC,
2019 Term Loan B
1 Month USD LIBOR + 2.00%, 2.75%, 9/19/25 (c)	495	483
McAfee LLC
9/30/24 (b)	499	487
Rackspace Hosting, Inc.,
2017 Incremental 1st Lien Term Loan
3 Month USD LIBOR + 3.00%, 4.00%, 11/3/23 (c)	449	430
RP Crown Parent, LLC,
2016 Term Loan B
3 Month USD LIBOR + 2.75%, 3.75%, 10/12/23 (c)	497	485
Surf Holdings, LLC,
USD Term Loan
3 Month USD LIBOR + 3.50%, 3.83%, 3/5/27 (c)	500	482
Verifone Systems, Inc.,
2018 1st Lien Term Loan
3 Month USD LIBOR + 4.00%, 4.38%, 8/20/25 (c)	499	420
VS Buyer, LLC,
Term Loan B
1 Month USD LIBOR + 3.25%, 3.43%, 2/28/27 (c)	499	483
Western Digital Corporation,
2018 Term Loan B4
3 Month USD LIBOR + 1.75%, 1.92%, 4/29/23 (c)	500	489
		4,380
Utilities (0.2%)
Pacific Gas & Electric Company,
2020 Exit Term Loan B
3 Month USD LIBOR + 4.50%, 5.50%, 6/23/25 (c)	100	98
		40,110
Total Fixed Income Securities (Cost $49,762)		47,058

Morgan Stanley Institutional Fund Trust
Senior Loan Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2020 (unaudited)(cont’d)

	Shares
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $648)	647,966	648
Total Investments (100.6%) (Cost $50,410) (f)(g)		47,706
Liabilities in Excess of Other Assets (-0.6%)		(300)
Net Assets (100.0%)		$47,406

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Unsettled Position. The contract rate does not take effect until settlement date.
(c)	Floating or variable rate securities: The rates disclosed are as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	In addition to the term loan, the Fund has an unfunded loan commitment of approximately $69,000, which could be extended at the option of the borrower. As of June 30, 2020, EyeCare Partners, LLC, did not draw down any of the commitment.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2020, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.
(g)	At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $120,000 and the aggregate gross unrealized depreciation is approximately $2,824,000, resulting in net unrealized depreciation of approximately $2,704,000.
LIBOR	London Interbank Offered Rate.
REITs	Real Estate Investment Trusts.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Variable Rate Senior Loan Interests	84.1%
Other*	14.5
Short-Term Investment	1.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments ▪ June 30, 2020 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: Ultra-Short Income: Securities owned by the Fund are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (“MSIM Limited”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities),

analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$84	$—		$84
Agency Fixed Rate Mortgages	—	11,958	—		11,958
Asset-Backed Securities	—	2,149	—		2,149
Collateralized Mortgage Obligations - Agency Collateral Series	—	1	—		1
Commercial Mortgage-Backed Securities	—	1,860	—		1,860
Corporate Bonds	—	47,325	—		47,325
Mortgages - Other	—	2,869	—		2,869
Sovereign	—	70,079	—		70,079
U.S. Treasury Securities	—	8,466	—		8,466
Total Fixed Income Securities	—	144,791	—		144,791
Common Stocks
Aerospace & Defense	1,686	537	—		2,223
Air Freight & Logistics	447	416	—		863
Airlines	45	34	—		79
Auto Components	239	174	—		413
Automobiles	568	626	—		1,194
Banks	4,903	3,323	—		8,226
Beverages	1,543	910	—		2,453
Biotechnology	2,434	462	—		2,896
Building Products	1,157	372	—		1,529
Capital Markets	2,619	1,249	—		3,868
Chemicals	1,969	1,544	—		3,513
Commercial Banks	—	1	—		1
Commercial Services & Supplies	475	138	—		613
Communications Equipment	882	248	—		1,130
Construction & Engineering	57	387	—		444
Construction Materials	1,179	322	—		1,501
Consumer Finance	450	2	—		452
Containers & Packaging	352	57	—		409
Distributors	73	—	—		73
Diversified Consumer Services	12	—	—		12
Diversified Financial Services	836	351	—		1,187
Diversified Telecommunication Services	1,572	1,076	—		2,648
Electric Utilities	1,751	1,011	—		2,762
Electrical Equipment	434	1,006	—		1,440
Electronic Equipment, Instruments & Components	614	112	—		726
Energy Equipment & Services	177	28	—	†	205	†
Entertainment	1,559	131	—		1,690
Equity Real Estate Investment Trusts (REITs)	2,677	534	—		3,211
Food & Staples Retailing	1,599	668	—		2,267
Food Products	1,011	2,279	—		3,290
Gas Utilities	64	196	—		260
Health Care Equipment & Supplies	3,301	579	—		3,880
Health Care Providers & Services	2,412	268	—		2,680
Health Care Technology	160	—	—		160
Hotels, Restaurants & Leisure	5,342	1,799	—		7,141
Household Durables	11,444	244	—		11,688
Household Products	1,482	479	—		1,961
Independent Power & Renewable Electriity Producers	88	61	—		149
Industrial Conglomerates	947	569	—		1,516
Information Technology Services	5,329	244	—		5,573
Insurance	2,957	2,560	—		5,517
Interactive Media & Services	5,167	53	—		5,220
Internet & Direct Marketing Retail	4,833	33	—		4,866
Leisure Products	52	—	—		52
Life Sciences Tools & Services	1,080	199	—		1,279
Machinery	1,334	817	—		2,151
Marine	—	113	—		113
Media	1,327	186	—		1,513
Metals & Mining	846	1,713	—		2,559
Multi-Line Retail	583	226	—		809
Multi-Utilities	871	579	—		1,450
Oil, Gas & Consumable Fuels	3,083	1,828	—		4,911
Paper & Forest Products	116	126	—		242
Personal Products	167	1,048	—		1,215
Pharmaceuticals	3,758	4,623	—		8,381
Professional Services	619	775	—		1,394
Real Estate Management & Development	117	4,402	—		4,519
Road & Rail	1,520	71	—		1,591
Semiconductors & Semiconductor Equipment	4,253	797	—		5,050
Software	8,555	708	—		9,263
Specialty Retail	2,200	218	—		2,418
Tech Hardware, Storage & Peripherals	5,829	—	—		5,829
Textiles, Apparel & Luxury Goods	675	1,340	—		2,015
Thrifts & Mortgage Finance	96	—	—		96
Tobacco	602	528	—		1,130
Trading Companies & Distributors	474	285	—		759
Transportation Infrastructure	—	268	—		268
Water Utilities	83	72	—		155
Wireless Telecommunication Services	213	228	—		441
Total Common Stocks	115,299	46,233	—	†	161,532	†
Rights	8	—	—		8
Warrant	— @	—	—		—	@
Short-Term Investments
Investment Company	52,063	—	—		52,063
U.S. Treasury Security	—	5,151	—		5,151
Total Short-Term Investments	52,063	5,151	—		57,214
Foreign Currency Forward Exchange Contracts	—	208	—		208
Futures Contracts	1,126	—	—		1,126
Interest Rate Swap Agreements	—	296	—		296
Total Return Swap Agreements	—	3,933	—		3,933
Total Assets	168,496	200,612	—	†	369,108	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(191)	—		(191)
Futures Contracts	(184)	—	—		(184)
Credit Default Swap Agreement	—	(24)	—		(24)
Total Return Swap Agreements	—	(986)	—		(986)
Total Liabilities	(184)	(1,201)	—		(1,385)
Total	$168,312	$199,411	$—	†	$367,723	†
@	Value is less than $500.
†	Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stocks (000)
Beginning Balance	$-	†
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$-	†

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020	$-	†

†	Includes one or more securities which are valued at zero.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks
Biotechnology	$38,495	$—	$—	$38,495
Electronic Equipment, Instruments & Components	19,370	—	—	19,370
Entertainment	115,740	—	—	115,740
Health Care Equipment & Supplies	68,069	—	—	68,069
Health Care Providers & Services	31,083	—	—	31,083
Health Care Technology	81,659	—	3,259	84,918
Information Technology Services	448,443	34,972	—	483,415
Interactive Media & Services	143,437	—	—	143,437
Internet & Direct Marketing Retail	148,284	—	—	148,284
Leisure Products	51,426	—	—	51,426
Life Sciences Tools & Services	63,273	—	—	63,273
Metals & Mining	3,405	—	—	3,405
Oil, Gas & Consumable Fuels	4,304	—	—	4,304
Semiconductors & Semiconductor Equipment	19,504	—	—	19,504
Software	473,574	—	—	473,574
Specialty Retail	67,316	—	—	67,316
Total Common Stocks	1,777,382	34,972	3,259	1,815,613
Preferred Stock
Internet & Direct Marketing Retail	863	—	—	863
Call Options Purchased	—	1,032	—	1,032
Short-Term Investments
Investment Company	126,659	—	—	126,659
Repurchase Agreements	—	17	—	17
Total Short-Term Investments	126,659	17	—	126,676
Total Assets	$1,904,904	$36,021	$3,259	$1,944,184

Discovery	Common Stock (000)
Beginning Balance	$2,832
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	427
Realized gains (losses)	-
Ending Balance	$3,259

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020	$427

Discovery	Fair Value at June 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$3,259	Discounted Cash Flow	Weighted Average Cost of Capital	13.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.4	x	Increase
			Discount for Lack of Marketability	12.0%		Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$66	$—	$66
Agency Fixed Rate Mortgages	—	163,618	—	163,618
Asset-Backed Securities	—	105,630	—	105,630
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,709	—	1,709
Commercial Mortgage-Backed Securities	—	42,470	—	42,470
Corporate Bonds	—	300,004	—	300,004
Mortgages - Other	—	79,847	—	79,847
Municipal Bonds	—	8,862	—	8,862
Sovereign	—	57,069	—	57,069
U.S. Treasury Securities	—	44,647	—	44,647
Variable Rate Senior Loan Interests	—	16,629	—	16,629
Total Fixed Income Securities	—	820,551	—	820,551
Short-Term Investments
Investment Company	113,761	—	—	113,761
U.S. Treasury Security	—	2,516	—	2,516
Total Short-Term Investments	113,761	2,516	—	116,277
Foreign Currency Forward Exchange Contracts	—	1,091	—	1,091
Futures Contracts	796	—	—	796
Credit Default Swap Agreement	—	649	—	649
Total Assets	114,557	824,807	—	939,364
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(299)	—	(299)
Futures Contracts	(228)	—	—	(228)
Credit Default Swap Agreement	—	(63)	—	(63)
Total Liabilities	(228)	(362)	—	(590)
Total	$114,329	$824,445	$—	$938,774

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Corporate Bonds	$—	$154,534	$—	$154,534
Short-Term Investments
Investment Company	3,364	—	—	3,364
U.S. Treasury Security	—	1,863	—	1,863
Total Short-Term Investments	3,364	1,863	—	5,227
Foreign Currency Forward Exchange Contract	—	10	—	10
Futures Contracts	99	—	—	99
Credit Default Swap Agreement	—	126	—	126
Total Assets	3,463	156,533	—	159,996
Liabilities:
Futures Contracts	(171)	—	—	(171)
Total	$3,292	$156,533	$—	$159,825

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$171,140		$—	$171,140
Variable Rate Senior Loan Interests	—	7,040		—	7,040
Total Fixed Income Securities	—	178,180		—	178,180
Common Stocks
Auto Components	—	—	†	—	—	†
Equity Real Estate Investment Trusts (REITs)	—	188		—	188
Machinery	—	—		58	58
Semiconductors & Semiconductor Equipment	—	31		—	31
Transportation	—	58		—	58
Total Common Stocks	—	277	†	58	335	†
Warrant	—	23		—	23
Participation Note	—	—@		—	—@
Short-Term Investment
Investment Company	86	—		—	86
Total Assets	$86	$178,480	†	$58	$178,624	†

@	Value is less than $500.
†	Includes one security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield	Common Stock (000)
Beginning Balance	$40
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	18
Realized gains (losses)	-
Ending Balance	$58

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020	$18

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2020. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of June 30, 2020.

	Fair Value at June 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$58	Market Comparable Companies	Enterprise Value/EBITDA	5.1	x	Increase
			Discount for Lack of Marketability	40.0%		Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short Duration Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$954	$—	$954
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed)	—	318	—	318
Agency Fixed Rate Mortgages	—	1,385	—	1,385
Asset-Backed Securities	—	48,278	—	48,278
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,092	—	1,092
Commercial Mortgage-Backed Securities	—	3,973	—	3,973
Corporate Bonds	—	166,416	—	166,416
Mortgages - Other	—	17,122	—	17,122
Sovereign	—	1,626	—	1,626
Total Fixed Income Securities	—	241,164	—	241,164
Short-Term Investments
Corporate Bond	—	1,288	—	1,288
Investment Company	16,516	—	—	16,516
U.S. Treasury Security	—	1,349	—	1,349
Total Short-Term Investments	16,516	2,637	—	19,153
Futures Contracts	10	—	—	10
Total Assets	16,526	243,801	—	260,327
Liabilities:
Futures Contracts	(151)	—	—	(151)
Total	$16,375	$243,801	$—	$260,176

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Strategic Income
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$7,790	$—	$7,790
Collateralized Mortgage Obligations - Agency Collateral Series	—	8	—	8
Commercial Mortgage-Backed Securities	—	1,175	—	1,175
Corporate Bonds	—	10,968	—	10,968
Mortgages - Other	—	3,686	—	3,686
Sovereign	—	1,134	—	1,134
Total Fixed Income Securities	—	24,761	—	24,761
Short-Term Investments
Investment Company	110	—	—	110
U.S. Treasury Security	—	255	—	255
Total Short-Term Investments	110	255	—	365
Foreign Currency Forward Exchange Contracts	—	38	—	38
Futures Contract	1	—	—	1
Credit Default Swap Agreement	—	69	—	69
Total Assets	111	25,123	—	25,234
Liabilities:
Futures Contracts	(8)	—	—	(8)
Total	$103	$25,123	$—	$25,226

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Income
Assets:
Short-Term Investments
Certificates of Deposit	$—	$2,780,865	$—	$2,780,865
Commercial Paper	—	6,095,365	—	6,095,365
Corporate Bonds	—	412,940	—	412,940
Floating Rate Notes	—	4,163,698	—	4,163,698
Repurchase Agreements	—	2,372,000	—	2,372,000
Time Deposits	—	447,000	—	447,000
Total Short-Term Investments	—	16,271,868	—	16,271,868
Total Assets	$—	$16,271,868	$—	$16,271,868

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Municipal Income
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$—	$107,055	$—	$107,055
Daily Variable Rate Bonds	—	65,285	—	65,285
Closed-End Investment Companies	—	31,200	—	31,200
Floating Rate Notes	—	11,805	—	11,805
Quarterly Variable Rate Bonds	—	26,507	—	26,507
Semi-Annual Variable Rate Bonds	—	11,500	—	11,500
Annual Variable Rate Bond	—	10,013	—	10,013
Commercial Paper	—	42,201	—	42,201
Municipal Bonds & Notes	—	21,567	—	21,567
Total Short-Term Investments	—	327,133	—	327,133
Total Assets	$—	$327,133	$—	$327,133

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Senior Loan
Assets:
Fixed Income Securities
Corporate Bonds	$—	$6,948	$—	$6,948
Variable Rate Senior Loan Interests	—	40,110	—	40,110
Total Fixed Income Securities	—	47,058	—	47,058
Short-Term Investment
Investment Company	648	—	—	648
Total Assets	$648	$47,058	$—	$47,706

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.